  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2003

                                                          FILE NOS.  33-9421
                                                                    811-5526
=============================================================================

                     SECURITIES  AND  EXCHANGE  COMMISSION
                            WASHINGTON, D.C. 20549

                            ----------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       \x\

                          PRE-EFFECTIVE AMENDMENT NO.                      \ \

                        POST-EFFECTIVE AMENDMENT NO. 41                    \x\

                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    \x\

                               AMENDMENT NO. 45                            \x\

                               ----------------

                               JPMORGAN MUTUAL FUND
                                 INVESTMENT TRUST
                     (formerly MUTUAL FUND INVESTMENT TRUST)
              (Exact Name of Registrant as Specified in Charter)


                      522 Fifth Avenue, New York, New York 10036
                       (Address of Principal Executive Office)


                            --------------------

      Registrant's Telephone Number, Including Area Code:  1-800-348-4782

                            --------------------

                                 Copies to:

        Wayne H. Chan                              John E. Baumgardner, Jr., Esq.
        J.P. Morgan Fund Distributors, Inc.        Sullivan & Cromwell
        1211 Avenue of the Americas                125 Broad Street
        New York, New York 10036                   New York, New York 10004
    ---------------------------------------
    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

\X\  immediately upon filing pursuant      \ \ on (date) pursuant
     to paragraph (b)                          to paragraph (b)

\ \  60 days after filing pursuant to      \ \ on (date) pursuant to
        paragraph (a)(1)                       paragraph (a)(1)

\ \  75 days after filing pursuant         \ \ on (date) pursuant to
     to paragraph (a)(2)                       paragraph (a)(2) of Rule 485

If appropriate, check the following box:

\ \ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PROSPECTUS MAY 1, 2003



JPMORGAN U.S. EQUITY FUNDS


CLASS A, CLASS B AND CLASS C SHARES


CAPITAL GROWTH FUND

DISCIPLINED EQUITY FUND (CLASS A AND CLASS B)

DIVERSIFIED FUND


DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP GROWTH FUND (CLASS A AND CLASS B)

MID CAP VALUE FUND

SMALL CAP EQUITY FUND (CLASS A AND CLASS B)

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

VALUE OPPORTUNITIES FUND (CLASS A AND CLASS B)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Capital Growth Fund                                             1
Disciplined Equity Fund                                         7
Diversified Fund                                               12
Dynamic Small Cap Fund                                         19
Equity Growth Fund                                             25
Equity Income Fund                                             30
Growth and Income Fund                                         36
Mid Cap Growth Fund                                            42
Mid Cap Value Fund                                             47
Small Cap Equity Fund                                          52
Small Cap Growth Fund                                          57
U.S. Equity Fund                                               63
Value Opportunities Fund                                       69
The Funds' Management and Administration                       74
How Your Account Works                                         78
  Know Which Classes to Buy                                    78
  About Sales Charges                                          78
  General                                                      79
  Buying Fund Shares                                           80
  Selling Fund Shares                                          81
  Exchanging Fund Shares                                       82
  Other Information Concerning the Funds                       83
  Distributions and Taxes                                      83
Shareholder Services                                           85
Risk and Reward Elements                                       86
Financial Highlights                                           89
How To Reach Us                                        Back cover

JPMorgan CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. "Assets" means net assets, plus the amount of borrowings for investment purposes. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1993         20.17%
1994         -1.31%
1995         22.24%
1996         24.20%
1997         23.37%
1998          5.54%
1999         12.77%
2000         14.17%
2001         -4.52%
2002        -28.04%

BEST QUARTER 4th quarter, 1998                           17.45%

WORST QUARTER 3rd quarter, 1998                         -19.57%

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*



                                                    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES               -32.19       -2.53         6.93
--------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                    -32.32       -4.00         5.17
--------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES               -19.66       -1.96         5.47
--------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES               -31.94       -2.13         7.14
--------------------------------------------------------------------------------------------
CLASS C SHARES -- RETURN BEFORE TAXES               -29.10       -2.00         7.00
--------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX^ (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           -27.41       -1.82         6.71
--------------------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS
INDEX^ (REFLECTS NO DEDUCTION FOR TAXES)            -28.46       -1.49         6.40



After-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


* THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B WAS LAUNCHED ON 11/4/93 IS BASED ON THE PERFORMANCE OF CLASS A SHARES OF THE FUND. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS C WAS LAUNCHED ON 1/2/98 IS BASED ON THE PERFORMANCE OF CLASS B SHARES OF THE FUND SINCE 11/4/93 AND CLASS A SHARES OF THE FUND PRIOR TO THAT DATE. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS B AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.


^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*             5.75%              NONE               NONE
------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS             NONE               5.00%              1.00%
------------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                    CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
------------------------------------------------------------------------------------
MANAGEMENT FEES                     0.40             0.40             0.40
DISTRIBUTION (RULE 12b-1) FEES      0.25             0.75             0.75
SHAREHOLDER SERVICE FEES            0.25             0.25             0.25
OTHER EXPENSES(1)                   0.45             0.45             0.45
------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)  1.35             1.85             1.85
------------------------------------------------------------------------------------



(1) "OTHER EXPENSES" HAVE BEEN RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.35%, 1.85% AND 1.85%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)     705       978        1,272     2,105
---------------------------------------------------------------
CLASS B SHARES** ($)    688       882        1,201     2,039***
---------------------------------------------------------------
CLASS C SHARES** ($)    288       582        1,001     2,169
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     188        582        1,001     2,039***
---------------------------------------------------------------
CLASS C SHARES ($)     188        582        1,001     2,169
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.


Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price


- high perceived potential reward compared to perceived potential risk

- possible temporary mispricings caused by apparent market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investments.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect a front-end sales load, which is assessed on Class A Shares or a contingent deferred sales load, which is assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998     31.98%
1999     18.02%
2000    -11.11%
2001    -12.14%
2002    -25.07%


BEST QUARTER 4th quarter, 1998       22.83%

WORST QUARTER 3rd quarter, 2002     -17.88%


* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. CLASSES A AND B WERE LAUNCHED ON 9/28/01. THE FUND'S PERFORMANCE IS BASED ON THE PERFORMANCE OF THE FUND'S SELECT CLASS SHARES, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS, FROM 9/10/01 TO 9/28/01 (FOR THE TABLE) AND FROM 9/10/01 THROUGH 12/31/01 (FOR THE BAR CHART). RETURNS FOR THE PERIOD 12/31/97 TO 9/10/01 REFLECT PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE THE MOST SIMILAR TO THE CURRENT EXPENSES OF, CLASS A AND B SHARES) AND FROM 1/3/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97, THE INSTITUTIONAL FEEDER (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THOSE OF CLASS A AND B SHARES). DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS A AND B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A AND B SHARES HAVE HIGHER EXPENSES THAN THE ABOVE-REFERENCED CLASS AND FEEDERS.
(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*,(1)



                                                    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
-------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES               -29.36       -3.00         2.12
-------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                    -29.56       -3.50         1.58
-------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES               -18.02       -2.51         1.54
-------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES               -29.17       -2.31         2.89
-------------------------------------------------------------------------------------------
S&P 500 INDEX^ (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                            -22.10       -0.59         3.40
-------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   -21.25       -0.75         2.84
-------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.

(1)  PERFORMANCE FOR THE BENCHMARKS IS FROM 1/31/97.
^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR CLASS A AND B SHARES
The expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                               CLASS A SHARES    CLASS B SHARES
---------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*            5.75%             NONE
---------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS            NONE              5.00%
---------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)



                                           CLASS A SHARES    CLASS B SHARES
---------------------------------------------------------------------------
MANAGEMENT FEES                             0.25              0.25
DISTRIBUTION (RULE 12b-1) FEES              0.25              0.75
SHAREHOLDER SERVICE FEES                    0.25              0.25
OTHER EXPENSES(1)                           1.38              1.32
---------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES             2.13              2.57
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (1.18)            (1.12)
---------------------------------------------------------------------------
NET EXPENSES(2)                             0.95              1.45
---------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A AND B SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.95% AND 1.45%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    666        1,096      1,551     2,087
---------------------------------------------------------------
CLASS B SHARES** ($)   648          993      1,465     2,713***
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     148        693        1,265     2,713***
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY
Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of stock and bond investments, based on the following model allocation:

- 52% medium- and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks

The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).

At least 75% of the Fund's bonds must be rated investment grade by Moody's Investors Services (Moody's), Standard & Poor's Corporation (S&P), Fitch Ratings (Fitch), or the equivalent by another national rating organization including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if they are unrated, are deemed by the adviser to be of comparable quality (junk bonds).

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its Assets that is not in equity or fixed income securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Fund may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the equity portion of the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.


On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and smallcapitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark, a customized securities market index, the S&P 500 Index, a broad-based securities market index, and the Lipper Balanced Funds Index, a broad-based index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Salomon Smith Barney Broad Investment Grade Bond (35%) and MSCI EAFE (10%) indices.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or the contingent deferred sales load which is assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994     0.60%
1995    26.47%
1996    13.42%
1997    18.47%
1998    18.29%
1999    13.87%
2000    -4.24%
2001    -5.89%
2002   -13.22%


BEST QUARTER 4th quarter, 1998        13.39%

WORST QUARTER 3rd quarter, 2002      -11.01%



* THE PERFORMANCE FOR THE PERIOD BEFORE CLASS A, B AND C SHARES WERE LAUNCHED ON 3/24/03 IS BASED ON THE PERFORMANCE OF THE SELECT CLASS SHARES (WHOSE INVESTMENT PROGRAM IS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES ARE THE MOST SIMILAR TO THE ESTIMATED EXPENSES OF CLASS A, B AND C SHARES). PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE THE MOST SIMILAR TO THE ESTIMATED EXPENSES OF, CLASS A, B AND C SHARES) FROM 12/15/93 TO 9/10/01. RETURNS FOR THE PERIOD 9/10/93 (COMENCEMENT OF OPERATIONS) TO 12/15/93 ARE BASED ON THE PERFORMANCE OF THE INSTITUTIONAL FEEDER (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF CLASS A, B AND C SHARES). DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN THE ABOVE-MENTIONED CLASS AND FEEDERS.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*,(1)


                                                     PAST 1 YEAR   PAST 5 YEARS  LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS A SHARES - RETURN BEFORE TAXES                 -18.20        -0.15         5.91
--------------------------------------------------------------------------------------------
CLASS A SHARES - RETURN AFTER TAXES ON
DISTRIBUTIONS                                        -18.83        -1.57         4.21
--------------------------------------------------------------------------------------------
CLASS A SHARES - RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                -11.16        -0.66         4.11
--------------------------------------------------------------------------------------------
CLASS B SHARES - RETURN BEFORE TAXES                 -17.48         0.74         6.58
--------------------------------------------------------------------------------------------
CLASS C SHARES - RETURN BEFORE TAXES                 -14.08         1.05         6.58
--------------------------------------------------------------------------------------------
FUND BENCHMARK^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                         -10.70         2.45         7.97
--------------------------------------------------------------------------------------------
S&P 500 INDEX^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                         -22.10        -0.59         9.27
--------------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                    -10.70         2.11         6.98
--------------------------------------------------------------------------------------------

After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.

(1) THE FUND COMMENCED OPERATIONS 9/10/93. PERFORMANCE FOR THE BENCHMARKS IS FROM 9/30/93.
^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The estimated expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
-----------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF THE OFFERING PRICE*    5.75%             NONE              NONE
-----------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
SHOWN AS % OF LOWER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS                 NONE              5.00%             1.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                                        CLASS A      CLASS B      CLASS C
                                                        SHARES       SHARES       SHARES
-----------------------------------------------------------------------------------------
MANAGEMENT FEES                                          0.55         0.55         0.55
DISTRIBUTION (RULE 12b-1) FEES                           0.25         0.75         0.75
SHAREHOLDER SERVICE FEES                                 0.25         0.25         0.25
OTHER EXPENSES(1)                                        0.58         0.58         0.58
-----------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                          1.63         2.13         2.13
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                 (0.38)       (0.20)       (0.20)
-----------------------------------------------------------------------------------------
NET EXPENSES(2)                                          1.25         1.93         1.93
-----------------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.25%, 1.93% AND 1.93%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/06. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/06, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    695        949        1,304     2,301
---------------------------------------------------------------
CLASS B SHARES** ($)   696        906        1,286     2,284***
---------------------------------------------------------------
CLASS C SHARES** ($)   296        606        1,086     2,412
---------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     196        606        1,086     2,284***
---------------------------------------------------------------
CLASS C SHARES ($)     196        606        1,086     2,412
---------------------------------------------------------------

   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser, JPMFAM (USA), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a broad-based securities market index, and the Lipper Small-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1998    13.46%
1999    30.13%
2000    11.42%
2001   -14.33%
2002   -22.77%

BEST QUARTER 4th quarter, 1999     24.00%

WORST QUARTER 1st quarter, 2001   -20.82%

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*,(1)



                                                     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                -27.22        0.50         5.78
--------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                     -27.22       -0.26         5.06
--------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                -16.71        0.52         4.85
-------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                -27.12        0.68         6.05
-------------------------------------------------------------------------------------------
CLASS C SHARES -- RETURN BEFORE TAXES                -24.03        1.00         6.17
-------------------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                               -15.36        0.57         2.72
--------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                    -27.61       -1.21         1.03
--------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


* THE PERFORMANCE FOR THE PERIOD BEFORE CLASS C WAS LAUNCHED ON 1/7/98 IS BASED ON THE PERFORMANCE FOR CLASS B SHARES OF THE FUND.

(1) THE FUND COMMENCED OPERATIONS ON 5/19/97. PERFORMANCE FOR THE BENCHMARKS IS FROM 5/31/97.
^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
-----------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU
BUY SHARES, SHOWN AS % OF THE OFFERING
PRICE*                                       5.75%             NONE              NONE
-----------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
SHOWN AS % OF LOWER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS                 NONE              5.00%             1.00%
-----------------------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.65              0.65              0.65
DISTRIBUTION (RULE 12b-1) FEES              0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                    0.25              0.25              0.25
OTHER EXPENSES(1)                           0.67              0.67              0.67
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES             1.82              2.32              2.32
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.32)            (0.20)            (0.20)
---------------------------------------------------------------------------------------------
NET EXPENSES(2)                             1.50              2.12              2.12
---------------------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.50%, 2.12% AND 2.12%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    719        1,085      1,475     2,565
---------------------------------------------------------------
CLASS B SHARES** ($)   715        1,005      1,422     2,516***
---------------------------------------------------------------
CLASS C SHARES** ($)   315          705      1,222     2,641
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     215        705        1,222     2,516***
---------------------------------------------------------------
CLASS C SHARES ($)     215        705        1,222     2,641
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan EQUITY GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVES

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:

- projected earnings growth rate that is greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

- market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.


The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, a broad-based securities market index, and the Lipper Large-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993       2.48%
1994      -0.90%
1995      25.78%
1996      20.52%
1997      37.20%
1998      41.19%
1999      31.54%
2000     -23.85%
2001     -19.06%
2002     -28.24%


BEST QUARTER 4th quarter, 1998        27.32%

WORST QUARTER 2nd quarter, 2002      -19.27%



* THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B AND CLASS C WERE LAUNCHED ON 2/16/01 IS BASED ON THE PERFORMANCE OF CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS A WAS LAUNCHED ON 8/13/98 IS BASED ON THE PERFORMANCE OF THE FUND'S SELECT CLASS, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2002*


                                                      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                 -32.36       -4.99         5.04
----------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS                                         -32.36       -6.14         4.40
----------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                 -19.87       -3.40         4.51
----------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                 -32.29       -4.38         5.53
----------------------------------------------------------------------------------------------
CLASS C SHARES -- RETURN BEFORE TAXES                 -29.41       -4.12         5.52
----------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX^ (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -27.89       -3.84         6.71
----------------------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS INDEX^
----------------------------------------------------------------------------------------------
(REFLECTS NO DEDUCTION FOR TAXES)                     -28.12       -4.16         6.30
----------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*            5.75%             NONE              NONE
---------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS            NONE              5.00%             1.00%
---------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50              0.50              0.50
DISTRIBUTION (RULE 12b-1) FEES              0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                    0.25              0.25              0.25
OTHER EXPENSES(1)                           1.26              1.25              1.06
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES             2.26              2.75              2.56
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (1.01)            (0.77)            (0.58)
---------------------------------------------------------------------------------------------
NET EXPENSES(2)                             1.25              1.98              1.98
---------------------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.25%, 1.98% AND 1.98% RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR    3 YEARS     5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    695       1,149       1,629     2,947
---------------------------------------------------------------
CLASS B SHARES** ($)   701       1,080       1,586     2,906***
---------------------------------------------------------------
CLASS C SHARES** ($)   301         741       1,309     2,852
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     201        780        1,386     2,906***
---------------------------------------------------------------
CLASS C SHARES ($)     201        741        1,309     2,852
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The Fund seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, a broad-based securities market index, and the Lipper Equity Income Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993      12.34%
1994      -3.37%
1995      33.72%
1996      17.87%
1997      31.05%
1998      26.12%
1999      12.70%
2000      -4.09%
2001     -12.76%
2002     -21.34%


BEST QUARTER 4th quarter, 1998         18.81%

WORST QUARTER 3rd quarter, 2002       -19.30%


* THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B AND CLASS C WERE LAUNCHED ON 2/16/01 IS BASED ON THE PERFORMANCE OF CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS A WAS LAUNCHED ON 8/24/98 IS BASED ON THE PERFORMANCE OF THE FUND'S SELECT CLASS, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.
(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*



                                                      PAST 1 YEAR  PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                 -25.88       -2.49            7.05
------------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS                                         -26.53       -4.01            6.21
------------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                 -15.53       -1.67            6.12
------------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                 -25.54       -1.77            7.59
------------------------------------------------------------------------------------------------
CLASS C SHARES -- RETURN BEFORE TAXES                 -22.50       -1.51            7.59
------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                -15.52        1.16           10.81
------------------------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS
INDEX^ (REFLECTS NO DEDUCTION FOR TAXES)              -16.43       -0.17            8.19
------------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*                        5.75%             NONE              NONE
---------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS                        NONE              5.00%             1.00%
---------------------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.40              0.40              0.40
DISTRIBUTION (RULE 12b-1) FEES              0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                    0.25              0.25              0.25
OTHER EXPENSES(1)                           1.01              1.02              1.01
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES             1.91              2.42              2.41
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.66)            (0.67)            (0.66)
---------------------------------------------------------------------------------------------
NET EXPENSES(2)                             1.25              1.75              1.75
---------------------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.25%, 1.75% AND 1.75%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    695        1,080      1,490     2,629
---------------------------------------------------------------
CLASS B SHARES** ($)   678          991      1,430     2,579***
---------------------------------------------------------------
CLASS C SHARES** ($)   278          688      1,226     2,696
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     178        691        1,230     2,579***
---------------------------------------------------------------
CLASS C SHARES ($)     178        688        1,226     2,696
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.


Under normal circumstances, the Fund invests at least 80% of its Assets in common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks to invest in undervalued companies with durable franchises, strong management, and the ability to grow their intrinsic value per share. Given this approach, the Fund's investments typically include companies which the adviser believes possess sustainable competitive advantages, healthy balance sheets, and management committed to increasing shareholder value. The adviser applies a "bottom-up" approach when constructing the Fund's portfolio, basing its stock selection on a combination of quantitative screening and fundamental analysis. The Fund's investments are subject to extensive financial analysis and a disciplined valuation process.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1993      12.99%
1994      -3.41%
1995      27.55%
1996      19.38%
1997      29.53%
1998      14.11%
1999       8.09%
2000       0.48%
2001     -13.48%
2002     -17.81%


BEST QUARTER 4th quarter, 1998      16.63%

WORST QUARTER 3rd quarter, 2002    -18.09%


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*



                                                      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                 -22.53       -3.64         5.98
----------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                      -22.91       -5.42         3.96
----------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                 -13.69       -2.59         4.77
----------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                 -22.25       -3.24         6.18
----------------------------------------------------------------------------------------------
CLASS C SHARES -- RETURN BEFORE TAXES                 -19.02       -3.31         5.94
----------------------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES, OR TAXES)               -20.85       -0.85         9.39
----------------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                     -19.68       -0.39         8.71
----------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* THE PERFORMANCE FOR THE PERIOD BEFORE CLASS C WAS LAUNCHED ON 1/2/98 IS BASED ON THE PERFORMANCE OF CLASS B SHARES OF THE FUND. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B WAS LAUNCHED ON 11/4/93 IS BASED ON PERFORMANCE OF CLASS A SHARES OF THE FUND. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.
^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*                        5.75%             NONE              NONE
---------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS                        NONE              5.00%             1.00%
---------------------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES(1) (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.40              0.40              0.40
DISTRIBUTION (RULE 12b-1) FEES              0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                    0.25              0.25              0.25
OTHER EXPENSES(2)                           0.54              0.55              0.54
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES             1.44              1.95              1.94
FEE WAIVER AND EXPENSE REIMBURSEMENT(3)    (0.14)            (0.15)            (0.14)
---------------------------------------------------------------------------------------------
NET EXPENSES(3)                             1.30              1.80              1.80
---------------------------------------------------------------------------------------------


(1) THE FUND HAS A MASTER/FEEDER STRUCTURE AS DESCRIBED UNDER THE FUNDS' MANAGEMENT AND ADMINISTRATION. THIS TABLE SHOWS THE CLASS A, B AND C EXPENSES AND THEIR SHARE OF MASTER PORTFOLIO EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

(2) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.30%, 1.80% AND 1.80%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    700        991        1,304     2,189
---------------------------------------------------------------
CLASS B SHARES** ($)   683        898        1,238     2,131***
---------------------------------------------------------------
CLASS C SHARES** ($)   283        596        1,034     2,253
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     183        598        1,038     2,131***
---------------------------------------------------------------
CLASS C SHARES ($)     183        596        1,034     2,253
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan MID CAP GROWTH FUND
RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of mid-capitalization stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.


The Fund invests in companies that the adviser believes have strong earnings growth potential.


Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

JPMFAM (USA), the adviser, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party resources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

2000     -49.12%
2001     -28.30%
2002     -29.45%


BEST QUARTER 4th quarter, 2001        18.50%

WORST QUARTER 4th quarter, 2000      -42.32%


* THE PERFORMANCE FOR THE PERIOD BEFORE 3/23/01 IS BASED ON THE PERFORMANCE OF THE CLASS A AND CLASS B SHARES OF THE FUND'S PREDECESSOR, H&Q IPO & EMERGING COMPANY FUND, A SERIES OF HAMBRECHT & QUIST FUND TRUST, WHICH TRANSFERRED ALL OF ITS ASSETS AND LIABILITIES TO THE FUND PURSUANT TO A REORGANIZATION ON THAT DATE. THE PREDECESSOR'S INVESTMENT PROGRAM WAS IDENTICAL TO THAT OF THE FUND PRIOR TO 12/3/01. THE PREDECESSOR'S CLASS A AND CLASS B EXPENSES WERE SUBSTANTIALLY SIMILAR TO THOSE OF CLASS A AND CLASS B OF THE FUND.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*,1



                                                PAST 1 YEAR      LIFE OF FUND
-------------------------------------------------------------------------------
CLASS A SHARES-- RETURN BEFORE TAXES            -33.52           -28.54
-------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS                                   -33.52           -28.64
-------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES           -20.58           -20.82
-------------------------------------------------------------------------------
CLASS B SHARES-- RETURN BEFORE TAXES            -33.56           -28.40
-------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)          -27.41           -12.20
-------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)               -28.46           -12.97
-------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.
(1)  THE FUND COMMENCED OPERATIONS ON 10/29/99.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The expenses of Class A and Class B Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                CLASS A SHARES   CLASS B SHARES
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF THE OFFERING PRICE*       5.75%            NONE
-------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN
AS % OF LOWER OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS                             NONE             5.00%
-------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)



                                                CLASS A SHARES   CLASS B SHARES
-------------------------------------------------------------------------------
MANAGEMENT FEES                                  0.65             0.65
DISTRIBUTION (RULE 12b-1) FEES                   0.25             0.75
SHAREHOLDER SERVICE FEES                         0.25             0.25
OTHER EXPENSES(1)                                0.67             0.67
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                  1.82             2.32
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)         (0.47)           (0.27)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                  1.35             2.05
-------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS TO A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A AND B SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.35% AND 2.05%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example helps you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. This example assumes:


- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    705        1,072      1,462     2,553
---------------------------------------------------------------
CLASS B SHARES** ($)   708          999      1,416     2,510***
---------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     208        699        1,216     2,510***
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index, broad-based securities market indices, and the Lipper Mid-Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or a contingent deferred sales load, which is assessed on Class B and C Shares. If the loads were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998     19.77%
1999     13.87%
2000     35.28%
2001      9.91%
2002      2.68%

BEST QUARTER 4th quarter 1998         17.96%

WORST QUARTER 3rd quarter 1998       -11.06%


* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE CLASSES A, B AND C WERE LAUNCHED ON 4/30/01 AND THE FUND'S PERFORMANCE IN THE BAR CHART PRIOR TO 2002 ARE BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THESE PERIODS THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*,(1)



                                                      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
---------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                 -3.22        14.35         15.02
---------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS                                         -3.31        11.31         12.02
---------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                 -1.97        10.33         10.95
---------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                 -3.06        15.21         15.98
---------------------------------------------------------------------------------------------
CLASS C SHARES -- RETURN BEFORE TAXES                  0.94        15.48         16.13
---------------------------------------------------------------------------------------------
S&P MIDCAP 400/BARRA VALUE INDEX^ (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -10.11        5.69          6.81
---------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                -9.65         2.95          3.67
---------------------------------------------------------------------------------------------
LIPPER MID-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                     -14.65        2.07          2.25
---------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.

(1) THE FUND COMMENCED OPERATIONS ON 11/13/97. PERFORMANCE FOR THE BENCHMARKS IS FROM 11/30/97.
^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTOR EXPENSES FOR CLASSES A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT


                                      CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
WHEN YOU BUY SHARES, SHOWN
AS % OF THE OFFERING PRICE*           5.75%            NONE              NONE
---------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS                   NONE             5.00%             1.00%
---------------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.70              0.70              0.70
DISTRIBUTION (RULE 12b-1) FEES              0.25              0.75              0.75
SHAREHOLDER SERVICE FEES                    0.25              0.25              0.25
OTHER EXPENSES(1)                           0.80              0.84              0.86
---------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES             2.00              2.54              2.56
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.75)            (0.54)            (0.56)
---------------------------------------------------------------------------------------------
NET EXPENSES(2)                             1.25              2.00              2.00
---------------------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.25%, 2.00% AND 2.00%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses of 1.25%, 2.00% and 2.00% for Classes A, B and C, respectively, through 4/30/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR    3 YEARS     5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    695       1,098       1,525     2,712
---------------------------------------------------------------
CLASS B SHARES** ($)   703       1,039       1,502     2,703***
---------------------------------------------------------------
CLASS C SHARES** ($)   303         743       1,310     2,853
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     203        739        1,302     2,703***
---------------------------------------------------------------
CLASS C SHARES ($)     203        743        1,310     2,853
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1995      54.04%
1996      28.80%
1997      17.76%
1998       3.34%
1999      13.75%
2000      14.18%
2001      -6.23%
2002     -17.30%


BEST QUARTER 4th quarter, 1998     19.38%

WORST QUARTER 3rd quarter, 1998   -21.13%


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*,(1)



                                                      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
---------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                 -22.04       -0.38         11.40
---------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                      -22.15       -1.60         10.32
---------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                 -13.43       -0.30          9.60
---------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                 -22.02       -0.26         11.42
---------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES, OR TAXES)               -14.63       2.44          10.48
---------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                     -19.24       1.38           9.27
---------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


* THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B WAS LAUNCHED ON 3/28/95 IS BASED ON PERFORMANCE OF CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

(1) THE FUND COMMENCED OPERATIONS ON 12/20/94. PERFORMANCE FOR THE BENCHMARKS IS FROM 12/31/94.
^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTOR EXPENSES FOR CLASS A AND B SHARES
The expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                      CLASS A SHARES   CLASS B SHARES
-------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF THE OFFERING PRICE*             5.75%            NONE
-------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS     NONE             5.00%
-------------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)


                                                CLASS A SHARES   CLASS B SHARES
-------------------------------------------------------------------------------
MANAGEMENT FEES                                  0.65             0.65
DISTRIBUTION (RULE 12b-1) FEES                   0.25             0.75
SHAREHOLDER SERVICE FEES                         0.25             0.25
OTHER EXPENSES(1)                                0.49             0.51
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                  1.64             2.16
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)         (0.26)           (0.04)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                  1.38             2.12
-------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A AND B SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.38% AND 2.12%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS A SHARES* ($)    707        1,039      1,392     2,386
---------------------------------------------------------------
CLASS B SHARES** ($)   715          972      1,356     2,358***
---------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------
CLASS B SHARES ($)     215        672        1,156     2,358***
---------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-87.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

Robert Fleming, the adviser, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index, broad based market indices, and the Lipper Small Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A Shares or the contingent deferred sales load, which is assessed on Class B and C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998      14.86%
1999      46.54%
2000      -7.79%
2001     -10.90%
2002     -40.54%


BEST QUARTER 4th quarter, 2001        36.03%

WORST QUARTER 3rd quarter, 2001      -34.24%



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE CLASSES A, B AND C WERE LAUNCHED ON 4/30/01 AND THE PERFORMANCE IN THE BAR CHART PRIOR TO 2002 ARE BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*,(1)



                                                      PAST 1 YEAR  PAST 5 YEARS LIFE OF FUND
------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                 -43.93       -5.11        -4.61
------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS                                         -43.93       -7.60        -7.06
------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                 -26.98       -4.22        -3.84
------------------------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                 -43.82       -4.34        -3.73
------------------------------------------------------------------------------------------
CLASS C SHARES -- RETURN BEFORE TAXES                 -41.44       -4.12        -3.64
------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                -20.48       -1.36        -1.00
------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                -30.26       -6.59        -6.47
------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                     -27.61       -1.21        -1.45
------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.

(1) THE FUND COMMENCED OPERATIONS ON 11/14/97. PERFORMANCE FOR THE BENCHMARKS IS FROM 11/30/97.
^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                               CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*            5.75%             NONE              NONE
---------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS            NONE              5.00%             1.00%
---------------------------------------------------------------------------------



* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                           CLASS A     CLASS B     CLASS C
                                           SHARES      SHARES      SHARES
--------------------------------------------------------------------------
MANAGEMENT FEES                              0.80        0.80        0.80
DISTRIBUTION (RULE 12b-1) FEES               0.25        0.75        0.75
SHAREHOLDER SERVICE FEES                     0.25        0.25        0.25
OTHER EXPENSES(1)                           20.25       20.06       19.14
--------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES             21.55       21.86       20.94
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (19.95)     (19.51)     (18.59)
--------------------------------------------------------------------------
NET EXPENSES(2)                              1.60        2.35        2.35
--------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.60%, 2.35% AND 2.35%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses of 1.60%, 2.35% and 2.35% for Classes A, B and C, respectively, through 4/30/04, and 2.60%, 3.35% (2.60% after 4/30/11***) and 3.35%, respectively, through 4/30/13.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                         1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------
CLASS A SHARES* ($)      728        1,247      1,792     3,271
-----------------------------------------------------------------
CLASS B SHARES** ($)     738        1,237      1,860     3,402***
-----------------------------------------------------------------
CLASS C SHARES** ($)     338          937      1,660     3,573
-----------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                         1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------
CLASS B SHARES ($)       238        937        1,660     3,402***
-----------------------------------------------------------------
CLASS C SHARES ($)       238        937        1,660     3,573
-----------------------------------------------------------------

   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.


Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

1993     11.02%
1994     -0.61%
1995     32.48%
1996     21.06%
1997     28.41%
1998     24.45%
1999     14.69%
2000     -6.72%
2001     -9.71%
2002     26.89%

YEAR-BY-YEAR RETURNS*,(1)


BEST QUARTER 4th quarter, 1998         21.33%

WORST QUARTER 3rd quarter, 2002       -18.26%



* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE CLASSES A, B AND C WERE LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE ADVISOR FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF CLASS A, B AND C SHARES, AND WHOSE EXPENSES WERE SUBSTANTIALLY SIMILAR TO THE CURRENT EXPENSES OF CLASS A SHARES) FROM 9/15/00 TO 9/10/01. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND C SHARES HAVE HIGHER EXPENSES THAN THE ADVISOR FEEDER. RETURNS FOR THE PERIOD 7/19/93 TO 9/15/00 REFLECT PERFORMANCE OF THE RETAIL FEEDER (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE THE MOST SIMILAR TO THE CURRENT EXPENSES OF, CLASS A, B AND C SHARES) AND FROM 1/1/93 TO 7/19/93, THE PIERPONT EQUITY FUND, THE FUND'S PREDECESSOR. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN THE ABOVE-REFERENCED PREDECESSOR AND RETAIL FEEDER.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2002*



                                                PAST 1 YEAR      PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------
CLASS A SHARES-- RETURN BEFORE TAXES            -31.11           -3.70            6.53
------------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                -31.21           -5.44            3.51
------------------------------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES           -19.10           -2.89            4.51
------------------------------------------------------------------------------------------------
CLASS B SHARES-- RETURN BEFORE TAXES            -30.94           -2.87            7.07
------------------------------------------------------------------------------------------------
CLASS C SHARES-- RETURN BEFORE TAXES            -28.10           -2.72            7.07
------------------------------------------------------------------------------------------------
S&P 500 INDEX^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                    -22.10           -0.59            9.34
------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)               -21.25           -0.75            8.03
------------------------------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                               CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*            5.75%            NONE              NONE
--------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS            NONE             5.00%             1.00%
--------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                            CLASS A           CLASS B       CLASS C
                                            SHARES            SHARES        SHARES
-----------------------------------------------------------------------------------
MANAGEMENT FEES                              0.40              0.40          0.40
DISTRIBUTION (RULE 12b-1) FEES               0.25              0.75          0.75
SHAREHOLDER SERVICE FEES                     0.25              0.25          0.25
OTHER EXPENSES(1)                            0.52              0.52          0.52
-----------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES              1.42              1.92          1.92
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)     (0.37)            (0.17)        (0.17)
-----------------------------------------------------------------------------------
NET EXPENSES(2)                              1.05              1.75          1.75
-----------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.05%, 1.75% AND 1.75% RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 4/30/05 WITH RESPECT TO CLASS A SHARES AND THROUGH 4/30/04 WITH RESPECT TO CLASS B AND CLASS C SHARES. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 4/30/05 with respect to Class A Shares, and through 4/30/04 with respect to Class B and C Shares, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A, B and C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------
CLASS A SHARES* ($)     676        928        1,238      2,117
-----------------------------------------------------------------
CLASS B SHARES** ($)    678        887        1,221      2,100***
-----------------------------------------------------------------
CLASS C SHARES** ($)    278        587        1,021      2,229
-----------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------
CLASS B SHARES ($)      178        587        1,021      2,100***
-----------------------------------------------------------------
CLASS C SHARES ($)      178        587        1,021      2,229
-----------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

JPMorgan VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a cdetailed discussion of the Fund's main risks, please see pages 86-88.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies, but not its objective, without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN  INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows the performance of the Fund's Class A shares for the past calendar year. This provides some indication of the risks of investing in the Fund. The table shows the total return over the past one year which is the life of the Fund. It compares that performance to the Fund's benchmark the Russell 1000 Value Index, a broad-based securities market index, and the Lipper Large Cap Value Funds Index, a broad-based index.

The performance figure in the bar chart does not reflect a deduction for the front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figure would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund.


[CHART]


YEAR-BY-YEAR RETURNS*


2002    -12.54


BEST QUARTER 4th quarter, 2002           8.59%

WORST QUARTER 3rd quarter, 2002        -15.91%



* THE FUND'S FISCAL YEAR END IS 12/31. ON DECEMBER 31, 2001, THE FUND CHANGED ITS NAME, INVESTMENT OBJECTIVE, CERTAIN INVESTMENT POLICIES AND RESTRICTIONS, AS WELL AS ADVISER. PRIOR TO THAT TIME, THE FUND OPERATED AS THE GROWTH FUND OF WASHINGTON. IN VIEW OF THE CHANGE OF ADVISER AND OTHER CHANGES NOTED, THE FUND'S PERFORMANCE RECORD PRIOR TO 2002 IS NOT CONSIDERED PERTINENT FOR INVESTORS CONSIDERING WHETHER TO PURCHASE SHARES OF THE FUND.

     UNLIKE AN ENTIRELY NEW MUTUAL FUND, THE FUND HELD VARIOUS INVESTMENTS AT YEAR END 2001 WHICH THE ADVISER HAS BEEN GRADUALLY MODIFYING TO MORE CLOSELY CONFORM TO ITS INVESTMENT MANAGEMENT STYLE INCLUDING INVESTMENT IN COMPANIES WITHOUT REGARD TO GEOGRAPHIC LOCATION. THIS PROCESS IS EXPECTED TO BE COMPLETED DURING 2003, BUT WILL RESULT IN HIGHER TURNOVER AND BROKERAGE COMMISSIONS THAN THE FUND HISTORICALLY EXPERIENCED, AS WELL AS THE POTENTIAL REALIZATION OF INCREASED CAPITAL GAINS. THE FUND'S TURNOVER RATE AVERAGED 19% OVER THE PAST FIVE YEARS BUT IS EXPECTED TO BE AS HIGH AS 50% DURING 2003.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for the period ended December 31, 2002



                                                                 PAST 1 YEAR
----------------------------------------------------------------------------
CLASS A SHARES -- RETURN BEFORE TAXES                            -17.56
----------------------------------------------------------------------------
CLASS A SHARES-- RETURN AFTER TAXES ON DISTRIBUTIONS             -20.11
----------------------------------------------------------------------------
CLASS A SHARES -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES                             -8.44
----------------------------------------------------------------------------
CLASS B SHARES -- RETURN BEFORE TAXES                            -16.90
----------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                                     -15.52
----------------------------------------------------------------------------
LIPPER LARGE CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                -19.68
----------------------------------------------------------------------------



After-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTOR EXPENSES FOR CLASS A AND B SHARES
The expenses of Class A and B Shares are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A SHARES    CLASS B SHARES
-------------------------------------------------------------------
MAXIMUM SALES CHARGE
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*                5.75%             NONE
-------------------------------------------------------------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS                NONE              5.00%
-------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)


                                           CLASS A SHARES    CLASS B SHARES
---------------------------------------------------------------------------
MANAGEMENT FEES(1)                         0.50              0.50
DISTRIBUTION (RULE 12b-1) FEES             0.20              0.75
SHAREHOLDER SERVICE FEES                   NONE              0.25
OTHER EXPENSES                             0.76              0.95
---------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                   1.46              2.45
---------------------------------------------------------------------------



(1) THE FUND'S ADVISER AND ADMINISTRATOR HAVE A WRITTEN AGREEMENT TO WAIVE UP TO THE FULL AMOUNT OF THEIR RESPECTIVE FEES TO THE EXTENT THE CLASS A SHARES TOTAL ANNUAL OPERATING EXPENSE RATIO EXCEEDS 1.46% OF AVERAGE DAILY NET ASSETS UNTIL 4/30/04. IF SUCH WAIVERS ARE IMPLEMENTED, THEY WILL ALSO HAVE THE EFFECT OF LOWERING CLASS B EXPENSES.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- the Fund's operating expenses remain the same

The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------
CLASS A SHARES* ($)               715        1,010       1,327        2,221
------------------------------------------------------------------------------
CLASS B SHARES** ($)              748        1,063       1,506        2,541***
------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
CLASS B SHARES ($)             248        764         1,306       2,541***
---------------------------------------------------------------------------


   * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
  ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
     BEEN OWNED FOR EIGHT YEARS.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Equity Growth, Equity Income and Mid Cap Growth Funds are series of J.P. Morgan Mutual Fund Investment Trust, a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of J.P. Morgan Mutual Fund Group, a Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of J.P. Morgan Fleming Mutual Fund Group, Inc., a Maryland corporation. The Disciplined Equity, Diversified Fund and U.S. Equity Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The trustees of each trust and the directors of each corporation are responsible for overseeing all business activities.


Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.


The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated and, as context requires, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)

Each class in a multiple class fund and each feeder in a master-feeder structure can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.


THE FUNDS' INVESTMENT ADVISERS
JPMIM, JPMFAM (USA) and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.


JPMIM is the investment adviser for the Disciplined Equity, Diversified, U.S. Equity and Value Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Capital Growth, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Growth and Small Cap Equity Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.


Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan

Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.


During the fiscal year ended 12/31/02, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



                                FISCAL
FUND                            YEAR END    %
-----------------------------------------------
CAPITAL GROWTH FUND             12/31/02   0.40
-----------------------------------------------
DISCIPLINED EQUITY FUND         12/31/02   0.35*
-----------------------------------------------
DIVERSIFIED FUND                12/31/02   0.52
-----------------------------------------------
DYNAMIC SMALL CAP FUND          12/31/02   0.64
-----------------------------------------------
EQUITY GROWTH FUND              12/31/02   0.40
-----------------------------------------------
EQUITY INCOME FUND              12/31/02   0.29
-----------------------------------------------
GROWTH AND INCOME FUND          12/31/02   0.40
-----------------------------------------------
MID CAP GROWTH FUND             12/31/02   0.65
-----------------------------------------------
MID CAP VALUE FUND              12/31/02   0.32
-----------------------------------------------
SMALL CAP EQUITY FUND           12/31/02   0.65
-----------------------------------------------
SMALL CAP GROWTH FUND           12/31/02   0.00
-----------------------------------------------
U.S. EQUITY FUND                12/31/02   0.40
-----------------------------------------------
VALUE OPPORTUNITIES FUND        12/31/02   0.50
-----------------------------------------------



* DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER WAS PAID A MANAGEMENT FEE (NET OF WAIVERS) OF 0.35% OF AVERAGE DAILY NET ASSETS. EFFECTIVE MARCH 21, 2003, THE MANAGEMENT FEE HAS BEEN REDUCED TO 0.25% OF AVERAGE DAILY NET ASSETS.


THE PORTFOLIO MANAGERS

CAPITAL GROWTH FUND
Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund.
Mr. Jones has worked as a portfolio manager with various affiliates of JPMFAM (USA), the adviser, since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.


DISCIPLINED EQUITY FUND
The portfolio management team for the Fund is led by Jonathan N. Golub, Vice President of JPMIM and CFA, Timothy J. Devlin, Vice President of JPMIM and Nanette Buziak, Vice President of JPMIM. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee of JPMIM since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining JPMIM, Mr. Golub led the consultant relations effort as Scudder Kemper Investment and Chancellor LGT. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.

DIVERSIFIED FUND
The portfolio management team is led by Anne Lester, Vice President of JPMIM, who joined the team in June 2000 and has been at JPMIM since 1992 and Patrik Jakobson, Vice President of JPMIM, who joined the team in October 2002 and has been at JPMIM since 1987. Prior to managing this Fund, Ms. Lester worked in the Product Development Group and as a fixed-income and currency trader and as a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.


DYNAMIC SMALL CAP FUND

The portfolio management team is led by Juliet Ellis, Vice President of JPMFAM
(USA). Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.


EQUITY GROWTH FUND

The portfolio management team is led by Peter E. Miller, Managing Director of JPMFAM (USA), and Peter Zuleba, Vice President of JPMFAM (USA). Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.

EQUITY INCOME FUND

The portfolio management team is led by Jonathan Kendrew Llewelyn Simon, Managing Director of JPMFAM (USA), and Clare Hart, Vice President of JPMFAM
(USA). Mr. Simon has worked with various affiliates of the adviser since 1980 and has been a portfolio manager since 1986. He is currently the Chief Investment Officer and a Director of Robert Fleming. Ms. Hart has worked as an investment analyst covering the financial services sector and co-covering the energy and utilities sectors since joining the adviser in 1999. Prior to that, Ms. Hart served as an equity research associate covering Real Estate Investment Trusts for Salomon Smith Barney and is a CPA.


GROWTH AND INCOME FUND

Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.


MID CAP GROWTH FUND
Mr. Jones serves as portfolio manager of the Fund. Information on Mr. Jones is discussed earlier in this prospectus.

MID CAP VALUE FUND
Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.

SMALL CAP EQUITY FUND
Ms. Ellis is responsible for management of the Fund. She has been managing the Fund since August 1999. Information on Ms. Ellis is discussed earlier in this prospectus.

SMALL CAP GROWTH FUND
Mr. Jones serves as portfolio manager to the Fund. Information on Mr. Jones is discussed earlier in this prospectus.

U.S. EQUITY FUND

The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. Mr. Golub and Susan Bao, Vice President of JPMIM and CFA, are responsible for overseeing and managing the cash flows of the portfolio. Information on Mr. Golub is discussed earlier in this prospectus. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997.


VALUE OPPORTUNITIES FUND

Bradford L. Frishberg, CFA, and Mr. Golub, CFA, Vice Presidents at JPMIM, are responsible for the investment management of the Fund. Mr. Frishberg is a portfolio manager in the U.S. Active Equity Group. An employee since 1996, he has been a portfolio manager in the London and Tokyo offices before returning to New York in 2000. Previously, Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. Information on Mr. Golub is discussed earlier in this prospectus.


THE FUNDS' ADMINISTRATORS

JPMorgan Chase Bank (Administrator) provides administrative services for and oversees the other service providers of each Fund, except for the Value Opportunities Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Growth and Income Fund and the Value Opportunities Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Growth and Income Fund for administrative services: 0.10% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.025% of average daily net assets over $25 billion.

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and administrative oversight of each of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. The Business Manager, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception in 1985 and provides similar services to three other mutual funds with combined assets of approximately $45 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The Trusts and the Corporations, as applicable, on behalf of the Funds have entered into shareholder servicing agreements with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent can receive an annual fee of 0.25% of the average daily net assets of the Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of the advisers and the distributor, may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUNDS' DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY

Each Fund may issue multiple classes of shares. This Prospectus relates only to Class A, Class B and Class C Shares of the Funds, as applicable. Each class may have different requirements for whom may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contigent deferred sales charge.

ABOUT SALES CHARGES

You may pay a sales charge to buy Class A Shares, and you may pay a contingent deferred sales charge with respect to Class B or Class C Shares of the Funds. There are also ongoing charges that all investors pay as long as they own their shares.


Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.


There are a number of plans and special discounts which can decrease or eliminate these charges. See the applicable Statement of Additional Information
(SAI) to find out more about these plans and special discounts.


This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. Shareholders of the former J.P. Morgan U.S. Equity Fund - Advisor Series who received their Class A Shares as a result of a fund reorganization in September 2001, will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund into which such shareholders may subsequently exchange.


TOTAL SALES CHARGE

                                     AS % OF THE        AS %
                                     OFFERING           OF NET
AMOUNT OF                            PRICE              AMOUNT
INVESTMENT                           PER SHARE          INVESTED
----------------------------------------------------------------
LESS THAN $100,000                   5.75               6.10
----------------------------------------------------------------
$100,000 BUT UNDER $250,000          3.75               3.90
----------------------------------------------------------------
$250,000 BUT UNDER $500,000          2.50               2.56
----------------------------------------------------------------
$500,000 BUT UNDER $1 MILLION        2.00               2.04
----------------------------------------------------------------


There is no sales charge for investments of $1 million or more in the Funds.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

YEAR      DEFERRED SALES CHARGE
-------------------------------
1         5%
-------------------------------
2         4%
-------------------------------
3         3%
-------------------------------
4         3%
-------------------------------
5         2%
-------------------------------
6         1%
-------------------------------
7         NONE
-------------------------------
8         NONE
-------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher combined service and distribution fees as long as you hold Class C Shares. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.


GENERAL

The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of 0.25% of the average daily net assets attributed to Class A Shares and 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, Class B Shares may be the most economical choice.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of shares, Class B Shares or Class C Shares will generally be the most economical choice.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES
You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL

Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value (NAV) per share of the class. NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions in proper form. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). Each Fund generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees or board of directors, as applicable. When fair value is used, the prices of securities used by each Fund to calculate its classes' NAV may differ from quoted or published prices for the same securities.


The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the

NYSE, we will process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:


JPMORGAN FUNDS SERVICE CENTER

1-800-348-4782


MINIMUM INVESTMENTS


TYPE OF            INITIAL       ADDITIONAL
ACCOUNT            INVESTMENT    INVESTMENTS
--------------------------------------------
REGULAR ACCOUNT    $ 2,500       $ 100
--------------------------------------------
SYSTEMATIC
INVESTMENT PLAN1   $ 1,000       $ 100
--------------------------------------------
IRAS               $ 1,000       $ 100
--------------------------------------------
SEP-IRAS           $ 1,000       $ 100
--------------------------------------------
EDUCATION IRAS     $   500       $ 100
--------------------------------------------


(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares -- General.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Funds will not issue certificates for Class A, Class B or Class C Shares.


SELLING FUND SHARES
You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, in proper form, less any applicable sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. You will not be permitted to enter a redemption order for shares purchased by check or through an ACH transaction for 15 days or 7 business days, as the case may be, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more, or
- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange shares of one JPMorgan Fund for another of the same class. See Shareholder Services for details.


GENERAL

If you exchange Class B Shares of a Fund for Class B Shares of another JPMorgan Fund, or Class C Shares of a Fund for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the fund you want to buy before making an exchange. You will need to meet the applicable minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the applicable SAIs to find out more about the exchange privilege.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expense from any sales request if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always be able to reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.


The Disciplined Equity, Diversified, Equity Growth, Equity Income, Growth and Income and U.S. Equity Funds generally distribute any net investment income at least quarterly. The Capital Growth, Dynamic Small Cap, Mid Cap Growth, Mid Cap Value, Small Cap Equity, Small Cap Growth and Value Opportunities Funds generally distribute any net investment income at least annually.


You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge, but you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help the Funds manage risk.



POTENTIAL RISKS                          POTENTIAL REWARDS                                 POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
-  When a Fund buys securities before    -  The Funds can take advantage of attractive     -  The Funds segregate liquid assets to
   issue or for delayed delivery, it        transaction opportunities                         offset leverage risks
   could be exposed to leverage risk
   if it does not segregate liquid
   assets

SHORT-TERM TRADING
-  Increased trading could raise a       -  The Funds could realize gains in a short       -  The Funds generally avoid short-term
   Fund's brokerage and related costs       period of time                                    trading, except to take advantage of
-  Increased short-term capital gains    -  The Funds could protect against losses if a       attractive or unexpected opportunities
   distributions could raise                stock is overvalued and its value later           or to meet demands generated by
   shareholders' income tax liability.      falls                                             shareholder activity
   Such an increase in transaction
   costs and/or tax liability, if not
   offset by gains from short-term
   trading, would reduce a Fund's
   returns.

POTENTIAL RISKS                          POTENTIAL REWARDS                                 POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
-  Derivatives such as futures,          -  Hedges that correlate well with underlying     -  The Funds use derivatives for hedging
   options, swaps, and forward foreign      positions can reduce or eliminate losses at       and for risk management (i.e., to
   currency contracts(1) that are used      low cost                                          establish or adjust exposure to
   for hedging the portfolio or          -  A Fund could make money and protect against       particular securities, markets or
   specific securities may not fully        losses if management's analysis proves            currencies); risk management may
   offset the underlying positions and      correct                                           include management of a Fund's
   this could result in losses to a      -  Derivatives that involve leverage could           exposure relative to its benchmark.
   Fund that would not have otherwise       generate substantial gains at low cost            The Funds may also use derivatives to
   occurred                                                                                   increase the Fund's gain
-  Derivatives used for risk                                                               -  A Fund only establishes hedges that it
   management or to increase a Fund's                                                         expects will be highly correlated with
   gain may not have the intended                                                             underlying positions
   effects and may result in losses or                                                     -  While the Funds may use derivatives
   missed opportunities                                                                       that incidentally involve leverage,
-  The counterparty to a derivatives                                                          they do not use them for the specific
   contract could default                                                                     purpose of leveraging their portfolio
-  Derivatives that involve leverage
   could magnify losses
-  Certain types of derivatives
   involve costs to a Fund which can
   reduce returns
-  Derivatives may, for tax purposes,
   affect the character of gain and
   loss realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a
   Fund's assets, and defer
   recognition of certain of a Fund's
   losses

SECURITIES LENDING
-  When a Fund lends a security, there   -  The Funds may enhance income through the       -  Each adviser maintains a list of
   is a risk that the loaned                investment of the collateral received from        approved borrowers
   securities may not be returned if        the borrower                                   -  The Funds receive collateral equal to
   the borrower or the lending agent                                                          at least 100% of the current value of
   defaults                                                                                   the securities loaned plus accrued
-  The collateral will be subject to                                                          interest
   the risks of the securities in                                                          -  The lending agents indemnify the Funds
   which it is invested                                                                       against borrower default
                                                                                           -  Each adviser's collateral investment
                                                                                              guidelines limit the quality and
                                                                                              duration of collateral investment to
                                                                                              minimize losses
                                                                                           -  Upon recall, the borrower must return
                                                                                              the securities loaned within the
                                                                                              normal settlement period

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                          POTENTIAL REWARDS                                 POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
-  Each Fund's share price and           -  Stocks have generally outperformed more        -  Under normal circumstances each Fund
   performance will fluctuate in            stable investments (such as bonds and cash        plans to remain fully invested in
   response to stock and/or bond            equivalents) over the long term                   accordance with its policies. Equity
   market movements                      -  With respect to the Diversified Fund, a           securities may include common stocks,
-  Adverse market conditions may from       diversified, balanced portfolio should            convertible securities, preferred
   time to time cause a Fund to take        mitigate the effects of wide market               stocks, depositary receipts, (such as
   temporary defensive positions that       fluctuations, especially when stock and bond      American Depositary Receipts and
   are inconsistent with its principal      prices move in different directions               European Depositary Receipts), trust
   investment strategies and may                                                              or partnership interests, warrants,
   hinder the Fund from achieving its                                                         rights and investment company
   investment objective                                                                       securities
                                                                                           -  Each Fund seeks to limit risk and
                                                                                              enhance performance through active
                                                                                              management and/or diversification
                                                                                           -  During severe market downturns, each
                                                                                              Fund has the option of investing up to
                                                                                              100% of assets in high quality
                                                                                              short-term instruments

MANAGEMENT CHOICES
-  A Fund could underperform its         -  A Fund could outperform its benchmark due to   -  The advisers focus their active
   benchmark due to its securities and      these same choices                                management on securities selection,
   asset allocation choices                                                                   the area where they believe their
                                                                                              commitment to research can most
                                                                                              enhance returns

FOREIGN INVESTMENTS
-  Currency exchange rate movements      -  Favorable exchange rate movements could        -  The Funds anticipate that total
   could reduce gains or create losses      generate gains or reduce losses                   foreign investments will not exceed
-  A Fund could lose money because of    -  Foreign investments, which represent a major      20% of total assets (30% for
   foreign government actions,              portion of the world's securities, offer          Diversified Fund, 30% for Equity
   political instability or lack of         attractive potential performance and              Growth Fund and 10% for Small Cap
   adequate and accurate information        opportunities for diversification                 Growth Fund)
-  Currency and investment risks tend    -  Emerging markets can offer higher returns      -  The Funds actively manage the currency
   to be higher in emerging markets;                                                          exposure of their foreign investments
   these markets also present higher                                                          relative to their benchmarks, and may
   liquidity and valuation risks                                                              hedge back into the U.S. dollar from
                                                                                              time to time (see also "Derivatives");
                                                                                              these currency management techniques
                                                                                              may not be available for certain
                                                                                              emerging markets investments

ILLIQUID HOLDINGS
-  Each Fund could have difficulty       -  These holdings may offer more attractive       -  No Fund may invest more than 15% of
   valuing these holdings precisely         yields or potential growth than comparable        net assets in illiquid holdings
-  Each Fund could be unable to sell        widely traded securities                       -  To maintain adequate liquidity to meet
   these holdings at the time or price                                                        redemptions, each Fund may hold high
   it desires                                                                                 quality short-term securities
                                                                                              (including repurchase agreements) and,
                                                                                              for temporary or extraordinary
                                                                                              purposes, may borrow from banks up to
                                                                                              33 1/3% of the value of its total
                                                                                              assets including drawing on a line of
                                                                                              credit

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).


This information for the Value Opportunities Fund was audited by other independent accountants for all years prior to 2002.


All other information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN CAPITAL GROWTH FUND



                                                                                        CLASS A
                                                    -----------------------------------------------------------------------------
                                                         YEAR      11/1/01           YEAR          YEAR          YEAR        YEAR
                                                        ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $   40.10    $   35.37      $   47.91     $   42.85     $   41.22   $   46.76
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                       (0.38)@      (0.03)         (0.19)@       (0.14)@       (0.20)@     (0.12)
     Net Gains or Losses on Securities
       (both realized and unrealized)                  (10.86)        4.76          (6.87)        10.11          5.75       (0.52)
                                                    ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (11.24)        4.73          (7.06)         9.97          5.55       (0.64)
   Less Distributions:
     Distributions from Capital Gains                    0.26           --           5.48          4.91          3.92        4.90
                                                    ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                      $   28.60    $   40.10      $   35.37     $   47.91     $   42.85   $   41.22
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (28.04%)      13.37%(a)     (15.86%)       25.81%        14.30%      (1.60%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)           $     330    $     495      $     426     $     523     $     577   $     728
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                        1.35%        1.35%          1.35%         1.35%         1.30%       1.27%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                       (1.13%)      (0.40%)        (0.47%)       (0.32%)       (0.48%)     (0.24%)
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                              1.38%        1.35%          1.37%         1.35%         1.30%       1.27%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers, Reimbursements and Earnings
       Credits                                          (1.16%)      (0.40%)        (0.49%)       (0.32%)       (0.48%)     (0.24%)
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                   93%           2%(a)         43%           66%           86%        104%
---------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end sales load.
   (a) Not annualized.
     # Short periods have been annualized.
     ~ The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

                                                                                       CLASS B
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR        YEAR
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   38.24    $   33.75      $   46.20     $   41.67     $   40.38   $   46.11
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      (0.65)@      (0.06)         (0.38)@       (0.35)@       (0.40)@     (0.29)
     Net Gains or Losses on Securities (both
       realized and unrealized)                       (10.20)        4.55          (6.59)         9.79          5.61       (0.54)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                 (10.85)        4.49          (6.97)         9.44          5.21       (0.83)
   Less Distributions:
     Distributions from Capital Gains                   0.26           --           5.48          4.91          3.92        4.90
                                                   ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                     $   27.13    $   38.24      $   33.75     $   46.20     $   41.67   $   40.38
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (28.39%)      13.30%(a)     (16.30%)       25.21%        13.71%      (2.08%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, End of Period (millions)          $      59    $     170      $     164     $     318     $     338   $     405
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.85%        1.85%          1.85%         1.85%         1.80%       1.77%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (1.64%)      (0.93%)        (0.97%)       (0.82%)       (0.98%)     (0.74%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                  1.89%        1.85%          1.87%         1.85%         1.80%       1.77%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits             (1.68%)      (0.93%)        (0.99%)       (0.82%)       (0.98%)     (0.74%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                  93%           2%(a)         43%           66%           86%        104%
--------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
     ~ The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

                                                                                      CLASS C
                                                   ----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR   1/2/98**
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99   10/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   37.82    $   33.38      $   45.76     $   41.31     $   40.03  $   42.81
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                       (0.53)@      (0.05)         (0.37)@       (0.35)@       (0.39)@   (0.09)
     Net Gains or Losses on Securities (both
       realized and unrealized)                       (10.20)        4.49          (6.53)         9.71          5.59      (2.69)
                                                    ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                 (10.73)        4.44          (6.90)         9.36          5.20      (2.78)
   Less Distributions:
     Distributions from Capital Gains                   0.26           --           5.48          4.91          3.92         --
                                                    ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                     $   26.83    $   37.82      $   33.38     $   45.76     $   41.31  $   40.03
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (28.39%)      13.30%(a)     (16.30%)       25.25%        13.81%     (6.49%)(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $       3    $       5      $       4     $       5     $       6  $       4
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.85%        1.85%          1.85%         1.85%         1.80%      1.73%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (1.63%)      (0.91%)        (0.97%)       (0.82%)       (0.97%)    (0.59%)
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 1.88%        1.85%          1.87%         1.85%         1.80%      1.73%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits             (1.66%)      (0.91%)        (0.99%)       (0.82%)       (0.97%)    (0.59%)
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                  93%           2%(a)         43%           66%           86%       104%
-------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31.
    ** Commencement of offering class of shares.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
     ~ The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN DISCIPLINED EQUITY FUND



                                                   CLASS A                     CLASS B
                                            ---------------------       ---------------------
                                                YEAR    9/28/01**           YEAR    9/28/01**
                                               ENDED      THROUGH          ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02     12/31/01       12/31/02     12/31/01
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  14.17     $  12.85       $  14.18     $  12.85
---------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)               0.07@        0.01@          0.01@          --@
     Net Gains or Losses on Securities
       (both realized and unrealized)          (3.62)        1.39          (3.62)        1.40
                                            --------     --------       --------     --------
     Total from Investment Operations          (3.55)        1.40          (3.61)        1.40
   Less Distributions:
     Dividends from Net Investment Income       0.08         0.08           0.04         0.07
     Distributions from Capital Gains             --           --             --           --
                                            --------     --------       --------     --------
     Total Distributions                        0.08         0.08           0.04         0.07
Net Asset Value, End of Period              $  10.54     $  14.17       $  10.53     $  14.18
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (25.07%)      10.93%(a)     (25.45%)      10.86%(a)
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $      2     $      2       $     --+    $     --+
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               0.95%        0.95%          1.45%        1.45%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss)               0.60%        0.42%          0.14%       (0.12%)
---------------------------------------------------------------------------------------------
     Expenses Without Waivers and
       Reimbursements                           2.23%       11.02%!!        2.67%       11.52%!!
---------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
      Waivers and Reimbursements               (0.68%)      (9.65%)!!      (1.08%)     (10.19%)!!
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                          74%          33%            74%          33%
---------------------------------------------------------------------------------------------



    ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding.
   (a) Not annualized.
   (1) Total return figures do not include the effect of any front-end or deferred sales load.
     + Amount rounds to less than one million.
     # Short periods have been annualized.
    !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
     ~ Prior to September 10, 2001, DEF invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.

JPMORGAN DYNAMIC SMALL CAP FUND



                                                                                       CLASS A
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR        YEAR
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   15.72    $   14.21      $   24.54     $   15.98     $   12.79   $   13.85
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      (0.18)       (0.03)         (0.24)        (0.22)@       (0.15)      (0.09)
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (3.40)        1.54          (6.71)         8.78          3.34       (0.97)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (3.58)        1.51          (6.95)         8.56          3.19       (1.06)
   Less Distributions:
     Distributions from Capital Gains                     --           --           3.38            --            --          --
                                                   ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                     $   12.14    $   15.72      $   14.21     $   24.54     $   15.98   $   12.79
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (22.77%)      10.63%(a)     (30.60%)       53.57%        24.94%      (7.65%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $      82    $     125      $     120     $     154     $      78   $      62
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.50%        1.50%          1.50%         1.50%         1.49%       1.50%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (1.20%)      (1.21%)        (1.13%)       (0.99%)       (0.95%)     (0.91%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 1.82%        1.63%          1.64%         1.76%         1.89%       1.83%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits             (1.52%)      (1.34%)        (1.27%)       (1.25%)       (1.35%)     (1.24%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   52%           8%(a)         57%           87%           92%         68%
--------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31. @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end sales load.
   (a) Not annualized.
     # Short periods have been annualized.

                                                                                       CLASS B
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR        YEAR
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   15.16    $   13.72      $   23.96     $   15.71     $   12.67   $   13.81
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      (0.27)       (0.04)         (0.23)        (0.40)@       (0.27)      (0.17)
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (3.26)        1.48          (6.63)         8.65          3.31       (0.97)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (3.53)        1.44          (6.86)         8.25          3.04       (1.14)
   Less Distributions:
     Distributions from Capital Gains                     --           --           3.38            --            --          --
                                                   ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                     $   11.63    $   15.16      $   13.72     $   23.96     $   15.71   $   12.67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (23.28%)      10.50%(a)     (31.02%)       52.51%        23.99%      (8.25%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $      48    $      72      $      67     $     110     $      66   $      57
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       2.12%        2.12%          2.13%         2.20%         2.23%       2.24%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (1.82%)      (1.83%)        (1.75%)       (1.69%)       (1.69%)     (1.65%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 2.32%        2.12%          2.14%         2.26%         2.39%       2.33%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits             (2.02%)      (1.83%)        (1.76%)       (1.75%)       (1.85%)     (1.74%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   52%           8%(a)         57%           87%           92%         68%
--------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31. @ Calculated based upon average shares outstanding.
   (a) Not annualized.
   (1) Total return figures do not include the effect of any deferred sales load.
     # Short periods have been annualized.

                                                                                      CLASS C
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR   1/7/98**
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99   10/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   15.13    $   13.70      $   23.93     $   15.69     $   12.66  $   13.17
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      (0.21)       (0.04)         (0.23)        (0.35)@       (0.26)     (0.08)
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (3.31)        1.47          (6.62)         8.59          3.29      (0.43)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (3.52)        1.43          (6.85)         8.24          3.03      (0.51)
   Less Distributions:
     Distributions from Capital Gains                     --           --           3.38            --            --         --
                                                   ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                     $   11.61    $   15.13      $   13.70     $   23.93     $   15.69  $   12.66
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (23.26%)      10.44%(a)     (31.02%)       52.52%        23.93%     (3.87%)(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $      10    $      11      $      10     $      14     $       6  $       5
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       2.12%        2.12%          2.13%         2.20%         2.23%      2.24%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (1.82%)      (1.83%)        (1.76%)       (1.69%)       (1.69%)    (1.55%)
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 2.32%        2.12%          2.14%         2.26%         2.39%      2.29%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits             (2.02%)      (1.83%)        (1.77%)       (1.75%)       (1.85%)    (1.60%)
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                  52%           8%(a)         57%           87%           92%        68%
-------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31. ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.

JPMORGAN EQUITY GROWTH FUND



                                                                        CLASS A
                                            ------------------------------------------------------------
                                                YEAR         YEAR           YEAR         YEAR  8/13/98**
                                               ENDED        ENDED          ENDED        ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02     12/31/01       12/31/00     12/31/99   12/31/98
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  31.87     $  43.12       $  67.85     $  52.30   $  45.57
--------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)              (0.06)@      (0.18)@        (0.42)@      (0.29)@    (0.02)
     Net Gains or Losses on Securities
       (both realized and unrealized)          (8.94)       (8.03)        (16.14)       16.75       8.53
                                            --------     --------       --------     --------   --------
     Total from Investment Operations          (9.00)       (8.21)        (16.56)       16.46       8.51
   Less Distributions:
     Distributions from Capital Gains             --         3.04           8.17         0.91       1.78
                                            --------     --------       --------     --------   --------
Net Asset Value, End of Period              $  22.87     $  31.87       $  43.12     $  67.85   $  52.30
--------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (28.24%)     (19.06%)       (23.85%)      31.54%     18.80%(a)
========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $     18     $     32       $     24     $     15   $      1
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               1.25%        1.24%          1.24%        1.24%      1.25%
--------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)              (0.20%)      (0.50%)        (0.65%)      (0.48%)    (0.19%)
--------------------------------------------------------------------------------------------------------
     Expenses Without Waivers and
       Reimbursements                           2.26%        1.58%          1.64%        2.34%      5.88%!!
--------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers and Reimbursements              (1.21%)      (0.84%)        (1.05%)      (1.58%)    (4.82%)!!
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                          50%          98%            58%          15%        35%
--------------------------------------------------------------------------------------------------------

                                                   CLASS B                     CLASS C
                                            ---------------------       ---------------------
                                                YEAR    2/16/01**           YEAR    2/16/01**
                                               ENDED      THROUGH          ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02     12/31/01       12/31/02     12/31/01
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  31.68     $  41.84       $  31.64     $  41.84
---------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)              (0.26)@      (0.36)@        (0.28)@      (0.37)@
     Net Gains or Losses on Securities
       (both realized and unrealized)          (8.84)       (6.76)         (8.80)       (6.79)
                                            --------     --------       --------     --------
     Total from Investment Operations          (9.10)       (7.12)         (9.08)       (7.16)
   Less Distributions:
     Distributions from Capital Gains             --         3.04             --         3.04
                                            --------     --------       --------     --------
Net Asset Value, End of Period              $  22.58     $  31.68       $  22.56     $  31.64
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (28.72%)     (17.07%)(a)    (28.70%)     (17.17%)(a)
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $      9     $     15       $      1     $      2
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               1.98%        1.99%          1.98%        1.99%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss)              (0.92%)      (1.24%)        (0.92%)      (1.25%)
---------------------------------------------------------------------------------------------
     Expenses Without Waivers and
       Reimbursements                           2.75%        2.10%          2.56%        2.10%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers and Reimbursements              (1.69%)      (1.35%)        (1.50%)      (1.36%)
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                          50%          98%            50%          98%
---------------------------------------------------------------------------------------------



    ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end or deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
    !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
     ~ Portfolio turnover reflects the rate of the Fund for the period
       January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.

JPMORGAN EQUITY INCOME FUND



                                                                        CLASS A
                                            ------------------------------------------------------------
                                                YEAR         YEAR           YEAR         YEAR  8/24/98**
                                               ENDED        ENDED          ENDED        ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02     12/31/01       12/31/00     12/31/99   12/31/98
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  30.57     $  35.35       $  49.83     $  46.23   $  40.49
--------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)               0.25@        0.10@          0.17@        0.20@      0.06
     Net Gains or Losses on Securities
       (both realized and unrealized)          (6.71)       (4.62)         (2.66)        5.63       5.89
                                            --------     --------       --------     --------   --------
     Total from Investment Operations          (6.46)       (4.52)         (2.49)        5.83       5.95
   Less Distributions:
     Dividends from Net Investment Income       0.29         0.09           0.18         0.23       0.07
     Distributions from Capital Gains           0.57         0.17          11.81         2.00       0.14
                                            --------     --------       --------     --------   --------
     Total Distributions                        0.86         0.26          11.99         2.23       0.21
Net Asset Value, End of Period              $  23.25     $  30.57       $  35.35     $  49.83   $  46.23
--------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (21.34%)     (12.76%)        (4.09%)      12.70%     14.70%(a)
========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $     15     $     28       $      5     $      4   $      1
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               1.25%        1.25%          1.25%        1.24%      1.18%
--------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)               0.95%        0.30%          0.34%        0.42%      0.57%
--------------------------------------------------------------------------------------------------------
     Expenses Without Waivers,
       Reimbursements and Earnings Credits      1.91%        1.55%          1.94%        3.33%!!   37.61%!!
--------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers, reimbursements and
       Earnings Credits                         0.29%        0.00%         (0.35%)      (1.67%)   (35.86%)!!
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          167%           4%            15%          16%         3%
--------------------------------------------------------------------------------------------------------

                                                   CLASS B                     CLASS C
                                            -------------------------------------------------
                                                YEAR    2/16/01**           YEAR    2/16/01**
                                               ENDED      THROUGH          ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02     12/31/01       12/31/02     12/31/01
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  30.54     $  34.41       $  30.53     $  34.41
---------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)               0.12@       (0.06)@         0.13@       (0.05)@
     Net Gains or Losses on Securities
       (both realized and unrealized)          (6.70)       (3.64)         (6.71)       (3.66)
                                            --------     --------       --------     --------
     Total from Investment Operations          (6.58)       (3.70)         (6.58)       (3.71)
   Less Distributions:
     Dividends from Net Investment Income       0.18           --           0.18           --
     Distributions from Capital Gains           0.57         0.17           0.57         0.17
                                            --------     --------       --------     --------
     Total Distributions                        0.75         0.17           0.75         0.17
Net Asset Value, End of Period              $  23.21     $  30.54       $  23.20     $  30.53
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (21.74%)     (10.74%)(a)    (21.74%)     (10.76%)(a)
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $      8     $     14       $      3     $      4
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               1.75%        1.75%          1.75%        1.75%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss)               0.45%       (0.20%)         0.48%       (0.20%)
---------------------------------------------------------------------------------------------
     Expenses Without Waivers,
       Reimbursements and Earnings Credits      2.42%        2.06%          2.41%        2.06%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers, reimbursements and
         Earnings Credits                      (0.22%)      (0.51%)        (0.18%)      (0.51%)
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          167%           4%           167%           4%
---------------------------------------------------------------------------------------------



    ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end or deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
    !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

JPMORGAN GROWTH AND INCOME FUND



                                                                                       CLASS A
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR        YEAR
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   28.83    $   26.95      $   40.71     $   43.65     $   43.24   $   46.21
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      0.21@         0.03           0.19          0.09@         0.18@       0.19@
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (5.31)        1.88          (8.04)         3.31          5.07        3.59
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (5.10)        1.91          (7.85)         3.40          5.25        3.78
   Less Distributions:
     Dividends from Net Investment Income               0.21         0.03           0.21          0.03          0.17        0.19
     Distributions from Capital Gains                   0.21           --           5.70          6.31          4.67        6.56
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total Distributions                                0.42         0.03           5.91          6.34          4.84        6.75
Net Asset Value, End of Period                     $   23.31    $   28.83      $   26.95     $   40.71     $   43.65   $   43.24
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (17.81%)       7.09%(a)     (21.50%)        8.88%        12.82%       9.09%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $     615    $     876      $     833     $   1,131     $   1,385   $   1,499
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.30%        1.30%          1.30%         1.30%         1.26%       1.25%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                       0.81%        0.62%          0.59%         0.23%         0.41%       0.44%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 1.44%        1.30%          1.32%         1.30%         1.26%       1.25%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits              0.67%        0.62%          0.57%         0.23%         0.41%       0.44%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                  70%           0%(a)         12%           30%          125%        113%
--------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end sales load.
   (a) Not annualized.
     # Short periods have been annualized.
     ~ The percentages reflect the portfolio turnover of the Growth and Income
       Portfolio, in which the Fund invested all of its investable assets.

                                                                                       CLASS B
                                                   -----------------------------------------------------------------------------
                                                        YEAR       11/1/01          YEAR          YEAR          YEAR        YEAR
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   28.32    $   26.48      $   40.09     $   43.25     $   42.92   $   45.96
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      0.08@         0.01           0.02         (0.11)@       (0.04)@     (0.02)@
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (5.21)        1.83          (7.89)         3.26          5.04        3.54
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (5.13)        1.84          (7.87)         3.15          5.00        3.52
   Less Distributions:
     Dividends from Net Investment Income               0.07           --           0.04            --            --          --
     Distributions from Capital Gains                   0.21           --           5.70          6.31          4.67        6.56
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total Distributions                                0.28           --           5.74          6.31          4.67        6.56
Net Asset Value, End of Period                     $   22.91    $   28.32      $   26.48     $   40.09     $   43.25   $   42.92
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (18.21%)       6.95%(a)     (21.90%)        8.32%        12.29%       8.52%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $      85    $     180      $     185     $     409     $     528   $     542
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.80%        1.80%          1.80%         1.80%         1.76%       1.75%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                       0.30%        0.12%          0.10%        (0.27%)       (0.09%)     (0.06%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 1.95%        1.80%          1.82%         1.80%         1.76%       1.75%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits              0.15%        0.12%          0.08%        (0.27%)       (0.09%)     (0.06%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                  70%           0%(a)         12%           30%          125%        113%
--------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
     ~ The percentages reflect the portfolio turnover of the Growth and Income
       Portfolio, in which the Fund invested all of its investable assets.

                                                                                       CLASS C
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR    1/2/98**
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   27.47    $   25.68      $   39.10     $   42.34     $   42.13   $   41.64
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      0.08@         0.01           0.05         (0.11)@       (0.03)@     (0.02)@
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (5.06)        1.78          (7.70)         3.18          4.94        0.68
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (4.98)        1.79          (7.65)         3.07          4.91        0.66
   Less Distributions:
     Dividends from Net Investment Income               0.09           --           0.07            --          0.03        0.09
     Distributions from Capital Gains                   0.21           --           5.70          6.31          4.67        0.08
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total Distributions                                0.30           --           5.77          6.31          4.70        0.17
Net Asset Value, End of Period                     $   22.19    $   27.47      $   25.68     $   39.10     $   42.34   $   42.13
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (18.21%)       6.97%(a)     (21.89%)        8.31%        12.29%       1.55%(a)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $       5    $       7      $       7     $       9     $      10   $       5
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.80%        1.80%          1.80%         1.80%         1.76%       1.72%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                       0.31%        0.12%          0.09%        (0.27%)       (0.07%)     (0.05%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 1.94%        1.80%          1.82%         1.80%         1.76%       1.72%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits              0.17%        0.12%          0.07%        (0.27%)       (0.07%)     (0.05%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                  70%           0%(a)         12%           30%          125%        113%
--------------------------------------------------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from October 31 to December 31.
    ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
     ~ The percentages reflect the portfolio turnover of the Growth and Income
       Portfolio, in which the Fund invested all of its investable assets.

JPMORGAN MID CAP GROWTH FUND



                                                                 CLASS A
                                            -------------------------------------------------
                                                YEAR      10/1/01           YEAR    10/29/99*
                                               ENDED      THROUGH          ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02    12/31/01^        9/30/01      9/30/00
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $   5.06     $   4.27       $  12.51     $  10.00
---------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)              (0.05)@      (0.01)         (0.02)@      (0.09)
     Net Gains or Losses on Securities
       (both realized and unrealized)          (1.44)        0.80          (8.06)        2.60
                                            --------     --------       --------     --------
     Total from Investment Operations          (1.49)        0.79          (8.08)        2.51
   Less Distributions:
     Distributions from Capital Gains             --           --           0.16           --
                                            --------     --------       --------     --------
Net Asset Value, End of Period              $   3.57     $   5.06       $   4.27     $  12.51
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (29.45%)      18.50%(a)     (65.10%)      25.12%(a)
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $     53     $    101       $     94     $     33
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               1.35%        1.35%          1.30%        1.16%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss)              (1.15%)      (0.84%)        (0.54%)      (0.68%)
---------------------------------------------------------------------------------------------
     Expenses Without Waivers,
       Reimbursements and Earnings Credits      1.62%        1.35%          1.30%        1.20%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss)
       Without Waivers, Reimbursements
       and Earnings Credits                    (1.42%)      (0.84%)        (0.54%)      (0.72%)
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           39%         135%(a)        159%         147%(a)
---------------------------------------------------------------------------------------------

                                                                 CLASS B
                                            -------------------------------------------------
                                                YEAR      10/1/01           YEAR    10/29/99*
                                               ENDED      THROUGH          ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02    12/31/01^        9/30/01      9/30/00
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $   4.99     $   4.22       $  12.43     $  10.00
---------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)              (0.08)@      (0.02)         (0.07)@      (0.17)
     Net Gains or Losses on Securities
       (both realized and unrealized)          (1.42)        0.79          (7.98)        2.60
                                            --------     --------       --------     --------
     Total from Investment Operations          (1.50)        0.77          (8.05)        2.43
   Less Distributions:
     Distributions from Capital Gains             --           --           0.16           --
                                            --------     --------       --------     --------
Net Asset Value, End of Period              $   3.49     $   4.99       $   4.22     $  12.43
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (30.06%)      18.25%(a)     (65.30%)      24.31%(a)
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $      3     $      5       $      6     $     25
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               2.05%        2.05%          2.00%        1.86%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss)              (1.85%)      (1.53%)        (1.22%)      (1.38%)
---------------------------------------------------------------------------------------------
     Expenses Without Waivers,
       Reimbursements and Earnings Credits      2.32%        2.05%          2.00%        1.91%
---------------------------------------------------------------------------------------------
     Net Investment Income (loss)
       Without Waivers, Reimbursements
       and Earnings Credits                    (2.12%)      (1.53%)        (1.22%)      (1.43%)
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           39%         135%(a)        159%         147%(a)
---------------------------------------------------------------------------------------------


     ^ The Fund changed its fiscal year end from September 30 to December 31.
     * Commencement of operations.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end or deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.

JPMORGAN MID CAP VALUE FUND



                                                                 CLASS A                                  CLASS B
                                                   -------------------------------------     ----------------------------------
                                                        YEAR      10/1/01      4/30/01**          YEAR     10/1/01    4/30/01**
                                                       ENDED      THROUGH        THROUGH         ENDED     THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^        9/30/01      12/31/02   12/31/01^      9/30/01
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   14.10    $   13.43      $   14.24     $   14.06    $  13.40    $   14.24
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                       0.07@        0.02@          0.04@        (0.04)@     (0.01)@         --@
     Net Gains or Losses on Securities (both
       realized and unrealized)                         0.31         1.48          (0.85)         0.31        1.47        (0.84)
                                                   ---------    ---------      ---------     ---------    --------    ---------
     Total from Investment Operations                   0.38         1.50          (0.81)         0.27        1.46        (0.84)
   Less Distributions:
     Dividends from Net Investment Income               0.03         0.08             --            --        0.05           --
     Distributions from Capital Gains                   0.01         0.75             --          0.01        0.75           --
                                                   ---------    ---------      ---------     ---------    --------    ---------
     Total Distributions                                0.04         0.83             --          0.01        0.80           --
Net Asset Value, End of Period                     $   14.44    $   14.10      $   13.43     $   14.32    $  14.06    $   13.40
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         2.68%       11.20%(a)      (5.69%)(a)     1.94%      10.94%(a)    (5.90%)(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $      26    $       5      $       2     $      14    $      3    $       1
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.25%        1.25%          1.30%         2.00%       1.99%        2.03%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                       0.50%        0.47%          0.71%        (0.27%)     (0.27%)       0.01%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 1.70%        3.72%!!       15.30%!!       2.49%       4.47%!!     16.00%!!
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
     Reimbursements and Earnings Credits                0.05%       (2.00%)       (13.29%)!!     (0.76%)     (2.75%)     (13.96%)!!
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   51%          15%(a)         98%           51%         15%(a)       98%
-------------------------------------------------------------------------------------------------------------------------------

                                                                 CLASS C
                                                   -------------------------------------
                                                        YEAR      10/1/01      4/30/01**
                                                       ENDED      THROUGH        THROUGH
PER SHARE OPERATING PERFORMANCE:                   12/31/02     12/31/01^        9/30/01
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   14.09    $   13.41      $   14.24
----------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      (0.04)@      (0.01)@           --@
     Net Gains or Losses on Securities (both
       realized and unrealized)                         0.31         1.48          (0.83)
                                                   ---------    ---------      ---------
     Total from Investment Operations                   0.27         1.47          (0.83)
   Less Distributions:
     Dividends from Net Investment Income                 --         0.04             --
     Distributions from Capital Gains                   0.01         0.75             --
                                                   ---------    ---------      ---------
     Total Distributions                                0.01         0.79             --
Net Asset Value, End of Period                     $   14.35    $   14.09      $   13.41
----------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         1.94%       11.05%(a)      (5.83%)(a)
========================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $       9    $        3     $       2
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------
     Net Expenses                                       2.00%        1.99%          2.04%
----------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (0.28%)      (0.30%)         0.03%
----------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 2.51%        4.48%!!       15.95%!!
----------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers
     Reimbursements and Earnings Credits               (0.79%)      (2.79%)       (13.88%)!!
----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   51%          15%(a)         98%
----------------------------------------------------------------------------------------



     ^ The Fund changed its fiscal year end from September 30 to December 31. ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding. appear disproportionate.
   (1) Total return figures do not include the effect of any front-end or deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
    !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

JPMORGAN SMALL CAP EQUITY FUND

                                                                                       CLASS A
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR        YEAR
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   21.53    $   19.64      $   27.89     $   22.77     $   20.40   $   23.57
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      (0.15)@      (0.03)@        (0.10)        (0.20)@       (0.13)@     (0.11)
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (3.57)        1.92          (4.26)         7.97          2.67       (2.42)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (3.72)        1.89          (4.36)         7.77          2.54       (2.53)
   Less Distributions:
     Distributions from Capital Gains                   0.13           --           3.89          2.65          0.17        0.64
                                                   ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                     $   17.68    $   21.53      $   19.64     $   27.89     $   22.77   $   20.40
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (17.30%)       9.62%(a)     (16.62%)       37.10%        12.49%     (10.93%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $      77    $      71      $      67     $      93     $      98   $     133
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.38%        1.38%          1.39%         1.44%         1.40%       1.38%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (0.74%)      (0.81%)        (0.80%)       (0.77%)       (0.59%)     (0.43%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 1.40%        1.38%          1.40%         1.44%         1.40%       1.38%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits             (0.76%)      (0.81%)        (0.81%)       (0.77%)       (0.59%)     (0.43%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   51%           6%(a)         47%           75%           92%         74%
--------------------------------------------------------------------------------------------------------------------------------

     ^ The Fund changed its fiscal year end from October 31 to December 31. @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end sales load.
   (a) Not annualized.
     # Short periods have been annualized.

                                                                                       CLASS B
                                                   -----------------------------------------------------------------------------
                                                        YEAR      11/1/01           YEAR          YEAR          YEAR        YEAR
                                                       ENDED      THROUGH          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^       10/31/01      10/31/00      10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   20.26    $   18.50      $   26.73     $   22.06     $   19.91   $   23.19
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)                      (0.29)@      (0.05)@        (0.09)        (0.37)@       (0.28)@     (0.31)
     Net Gains or Losses on Securities (both
       realized and unrealized)                        (3.34)        1.81          (4.25)         7.69          2.60       (2.33)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (3.63)        1.76          (4.34)         7.32          2.32       (2.64)
   Less Distributions:
     Distributions from Capital Gains                   0.13           --           3.89          2.65          0.17        0.64
                                                   ---------    ---------      ---------     ---------     ---------   ---------
Net Asset Value, End of Period                     $   16.50    $   20.26      $   18.50     $   26.73     $   22.06   $   19.91
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                       (17.94%)       9.51%(a)     (17.37%)       36.17%        11.69%     (11.60%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)          $      23    $      42      $      39     $      57     $      57   $      80
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       2.12%        2.12%          2.13%         2.17%         2.12%       2.10%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                      (1.50%)      (1.55%)        (1.54%)       (1.50%)       (1.31%)     (1.15%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                 2.16%        2.12%          2.14%         2.17%         2.12%       2.10%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits             (1.54%)      (1.55%)        (1.55%)       (1.50%)       (1.31%)     (1.15%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   51%           6%(a)         47%           75%           92%         74%
--------------------------------------------------------------------------------------------------------------------------------

     ^ The Fund changed its fiscal year end from October 31 to December 31. @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.

JPMORGAN SMALL CAP GROWTH FUND


                                                         CLASS A                                     CLASS B
                                            ------------------------------------       -------------------------------------
                                                YEAR      10/1/01      4/30/01**           YEAR       10/1/01      4/30/01**
                                               ENDED      THROUGH        THROUGH          ENDED       THROUGH        THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02    12/31/01^        9/30/01       12/31/02     12/31/01^        9/30/01
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $   9.25     $   6.80       $   9.20       $   9.25      $   6.80       $   9.20
----------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)              (0.09)@      (0.01)         (0.05)@        (0.14)@       (0.02)         (0.08)@
     Net Gains or Losses On Securities
       (both realized and unrealized)          (3.66)        2.46          (2.35)         (3.64)         2.47          (2.32)
                                            --------     --------       --------       --------      --------       --------
     Total from Investment Operations          (3.75)        2.45          (2.40)         (3.78)         2.45          (2.40)
Net Asset Value, End of Period              $   5.50     $   9.25       $   6.80       $   5.47      $   9.25       $   6.80
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (40.54%)      36.03%(a)     (26.09%)(a)    (40.86%)       36.03%(a)     (26.09%)(a)
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $      1     $     --+      $     --+      $     --+     $     --+      $     --+
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               1.60%        1.54%          1.60%          2.35%         2.35%          2.38%
----------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)              (1.39%)      (1.27%)        (1.37%)        (2.14%)       (2.09%)        (2.11%)
----------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers,
       Reimbursements and Earnings Credits     21.25%!!     12.17%!!       11.04%!!       21.81%!!      12.97%!!       12.16%!!
----------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers, Reimbursements
       and Earnings Credits                   (21.04%)!!   (11.90%)!!     (10.81%)!!     (21.60%)!!    (12.71%)!!     (11.89%)!!
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           76%          25%(a)         71%            76%           25%(a)         71%
----------------------------------------------------------------------------------------------------------------------------

                                                         CLASS C
                                            ------------------------------------
                                                YEAR      10/1/01      4/30/01**
                                               ENDED      THROUGH        THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02    12/31/01^        9/30/01
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $   9.23     $   6.79       $   9.20
--------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)              (0.14)@      (0.01)         (0.08)@
     Net Gains or Losses On Securities
       (both realized and unrealized)          (3.63)        2.45          (2.33)
                                            --------     --------       --------
     Total from Investment Operations          (3.77)        2.44          (2.41)
Net Asset Value, End of Period              $   5.46     $   9.23       $   6.79
--------------------------------------------------------------------------------
TOTAL RETURN(1)                               (40.85%)      35.94%(a)     (26.20%)(a)
================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $     --+    $     --+      $     --+
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                               2.35%        2.35%          2.35%
--------------------------------------------------------------------------------
     Net Investment Income (loss)              (2.14%)      (2.11%)        (2.11%)
--------------------------------------------------------------------------------
     Expenses Without Waivers,
       Reimbursements and Earnings Credits     20.89%!!     12.97%!!       10.97%!!
--------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers, Reimbursements
       and Earnings Credits                   (20.68%)!!   (12.73%)!!     (10.73%)!!
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           76%          25%(a)         71%
--------------------------------------------------------------------------------


     ^ The Fund changed its fiscal year end from September 30 to December 31. ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end or deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.
     + Amount rounds to less than one
       million.
    !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

JPMORGAN U.S. EQUITY FUND


                                                         CLASS A+                              CLASS B
                                            ------------------------------------       ----------------------
                                                YEAR       6/1/01      9/15/00**           YEAR     9/10/01**
                                               ENDED      THROUGH        THROUGH          ENDED       THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02    12/31/01^        5/31/01       12/31/02      12/31/01
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  10.45     $  11.16       $  12.86       $  10.43      $   9.67
-------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)               0.03         0.02@          0.03          (0.04)        (0.01)@
     Net Gains or Losses on Securities
       (both realized and unrealized)          (2.84)       (0.69)         (1.72)         (2.81)         0.79
                                            --------     --------       --------       --------      --------
     Total from Investment Operations          (2.81)       (0.67)         (1.69)         (2.85)         0.78
   Less Distributions:
     Dividends from Net Investment Income       0.03         0.02           0.01             --            --
     Distributions from Capital Gains             --         0.02             --             --          0.02
                                            --------     --------       --------       --------      --------
     Total Distributions                        0.03         0.04           0.01             --          0.02
Net Asset Value, End of Period              $   7.61     $  10.45       $  11.16       $   7.58      $  10.43
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (26.89%)      (5.96%)(a)    (13.10%)(a)    (27.31%)        8.07%(a)
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $     29     $     54       $      3       $     11      $     19
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------
     Net Expenses                               1.05%        1.05%          1.05%          1.75%         1.75%
-------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)               0.30%        0.30%          0.22%         (0.40%)       (0.40%)
     Expenses Without Waivers,
       Reimbursements and Earnings Credits      1.44%        1.44%          7.05%!!        1.93%         1.85%
-------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers, Reimbursements
       and Earnings Credits                    (0.09%)      (0.09%)        (5.78%)!!      (0.58%)       (0.50%)
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                          83%          48%(a)         81%            83%           48%(a)
-------------------------------------------------------------------------------------------------------------

                                                   CLASS C
                                            ---------------------
                                                YEAR    9/10/01**
                                               ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:            12/31/02     12/31/01
-----------------------------------------------------------------
Net Asset Value, Beginning of Period        $  10.44     $   9.67
-----------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income (loss)              (0.05)       (0.01)@
     Net Gains or Losses on Securities
       (both realized and unrealized)          (2.81)        0.80
                                            --------     --------
     Total from Investment Operations          (2.86)        0.79
   Less Distributions:
     Dividends from Net Investment Income         --           --
     Distributions from Capital Gains             --         0.02
                                            --------     --------
     Total Distributions                          --         0.02
Net Asset Value, End of Period              $   7.58     $  10.44
-----------------------------------------------------------------
TOTAL RETURN(1)                               (27.37%)       8.18%(a)
=================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)   $      1     $      1
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------
     Net Expenses                               1.75%        1.75%
-----------------------------------------------------------------
     Net Investment Income (loss)              (0.42%)      (0.39%)
-----------------------------------------------------------------
     Expenses Without Waivers,
       Reimbursements and Earnings Credits      1.93%        1.85%
-----------------------------------------------------------------
     Net Investment Income (loss) Without
       Waivers, Reimbursements
       and Earnings Credits                    (0.60%)      (0.49%)
-----------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                          83%          48%(a)
-----------------------------------------------------------------


     + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization. Prior periods have been restated to reflect the split.

     ^ The Fund changed its fiscal year end from May 31 to December 31.

    ** Commencement of offering of class of shares.
     @ Calculated based upon average shares outstanding.
   (1) Total return figures do not include the effect of any front-end or deferred sales load.
   (a) Not annualized.
     # Short periods have been annualized.

     ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

    !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

JPMORGAN VALUE OPPORTUNITIES FUND(1)


                                                                                CLASS A                                 CLASS B
                                                   -----------------------------------------------------------------   ---------
                                                        YEAR         YEAR           YEAR          YEAR          YEAR        YEAR
                                                       ENDED        ENDED          ENDED         ENDED         ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02     12/31/01       12/31/00      12/31/99      12/31/98    12/31/02
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                 $   20.86    $   28.05      $   28.83     $   30.86     $   26.09   $   20.86
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                              0.06         0.02           0.04          0.08          0.08       (0.08)*
     Net Realized and Unrealized Gain (loss) on
       Investment                                      (2.63)       (4.28)          0.10         (1.36)         5.95       (2.63)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total from Investment Operations                  (2.57)       (4.26)          0.14         (1.28)         6.03       (2.71)
   Less Distributions:
     Dividends from Net Investment Income              (0.06)        (.02)         (0.05)        (0.08)        (0.07)         --
     Distributions from Capital Gains                  (2.75)       (2.91)         (0.87)        (0.67)        (1.19)      (2.75)
                                                   ---------    ---------      ---------     ---------     ---------   ---------
     Total Distributions                               (2.81)       (2.93)         (0.92)        (0.75)        (1.26)      (2.75)
Net Asset Value, End of Year                       $   15.48    $   20.86      $   28.05     $   28.83     $   30.86   $   15.40
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                       (12.54)%     (15.31)%         0.65%        (4.15)%       23.22%     (13.21)%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Year (in thousands)        $  31,796    $  51,253      $  62,075     $  69,741     $  77,868   $      14
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of Expenses to Average Net Assets            1.46%        1.39%          1.25%         1.18%         1.24%       2.45%
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of Net Income to Average Net Assets          0.42%        0.09%          0.21%         0.30%         0.26%      (0.40)%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                51.20%       14.42%         11.73%         8.07%        11.17%      51.20%
--------------------------------------------------------------------------------------------------------------------------------


   (1) Operated as The Growth Fund of Washington through 2001.

   (2) Total return figures do not include the effect of any front-end or deferred sales charge.

   *   Calculated based on average shares outstanding.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAIs and other information about the Funds are also available on the SEC's website at http://www.sec.gov.



       The Investment Company Act File No. for each Fund is:
       JPMorgan Capital Growth Fund                             811-5151
       JPMorgan Disciplined Equity Fund                         811-7342
       JPMorgan Diversified Fund                                811-7342
       JPMorgan Dynamic Small Cap Fund                          811-5151
       JPMorgan Equity Growth Fund                              811-5526
       JPMorgan Equity Income Fund                              811-5526
       JPMorgan Growth and Income Fund                          811-5151
       JPMorgan Mid Cap Growth Fund                             811-5526
       JPMorgan Mid Cap Value Fund                             811-08189
       JPMorgan Small Cap Equity Fund                           811-5151
       JPMorgan Small Cap Growth Fund                          811-08189
       JPMorgan U.S. Equity Fund                                811-7342
       JPMorgan Value Opportunities Fund                        811-4321



            (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2003

                                                                    PR-EQABC-503

PROSPECTUS MAY 1, 2003


J P MORGAN U.S. EQUITY FUNDS

SELECT SHARES


CAPITAL GROWTH FUND

DISCIPLINED EQUITY FUND


DIVERSIFIED FUND


DYNAMIC SMALL CAP FUND


EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND


MID CAP EQUITY FUND


MID CAP VALUE FUND


SMALL CAP EQUITY FUND

SMALL CAP GROWTH FUND

U.S. EQUITY FUND


U.S. SMALL COMPANY FUND

U.S. SMALL COMPANY OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JP MORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Capital Growth Fund                                                            1

Disciplined Equity Fund                                                        6

Diversified Fund                                                              11

Dynamic Small Cap Fund                                                        17

Equity Growth Fund                                                            22

Equity Income Fund                                                            27

Growth and Income Fund                                                        32

Mid Cap Equity Fund                                                           37

Mid Cap Value Fund                                                            42

Small Cap Equity Fund                                                         47

Small Cap Growth Fund                                                         52

U.S. Equity Fund                                                              57

U.S. Small Company Fund                                                       62

U.S. Small Company Opportunities Fund                                         67

The Funds' Management and Administration                                      72

How Your Account Works                                                        76

  Buying Fund Shares                                                          76

  Selling Fund Shares                                                         77

  Exchanging Fund Shares                                                      77

  Other Information Concerning the Funds                                      78

  Distributions and Taxes                                                     78

Risk and Reward Elements                                                      80

Financial Highlights                                                          82

How To Reach Us                                                       Back cover

     JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. "Assets" means net assets, plus the amount of borrowings for investment purposes. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993        20.17%
1994        -1.31%
1995        22.24%
1996        24.64%
1997        23.88%
1998         5.93%
1999        13.23%
2000        14.60%
2001        -3.76%
2002       -27.71%

BEST QUARTER 4th quarter, 1998                              17.56%
-----------------------------------------------------------------
WORST QUARTER 3rd quarter, 1998                            -19.49%
-----------------------------------------------------------------

* THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 1/25/96 IS BASED ON THE PERFORMANCE OF THE FUND'S CLASS A, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*



                                                           PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES                 -27.71        -0.89          7.90
----------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
  ON DISTRIBUTIONS                                         -27.86        -2.37          6.12
----------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
  ON DISTRIBUTIONS AND SALE OF FUND SHARES                 -16.91        -0.68          6.29
----------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX^ (REFLECTS
  NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                -27.41        -1.82          6.71
----------------------------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS
INDEX^ (REFLECTS NO DEDUCTION FOR TAXES)                   -28.46        -1.49          6.40
----------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*SEE FOOTNOTE ON PREVIOUS PAGE.


^INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                         0.40
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.61
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.26
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.33)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.93
----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.93% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   95       367       660       1,494
--------------------------------------------------------------------

     JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.


Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


-    catalysts that could trigger a rise in a stock's price


-    high perceived potential reward compared to perceived potential risk

-    possible temporary mispricings caused by apparent market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid- capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investments.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998         31.98%
1999         18.02%
2000        -11.11%
2001        -12.14%
2002        -24.98%

BEST QUARTER 4th quarter, 1998                              22.83%
-----------------------------------------------------------------
WORST QUARTER 3rd quarter, 2001                            -15.97%
-----------------------------------------------------------------

* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE SUBSTANTIALLY THE SAME AS THE CURRENT EXPENSES OF, THE SELECT CLASS SHARES) FROM 12/31/97 TO 9/10/01. RETURNS FOR THE PERIOD 1/3/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97 REFLECT THE PERFORMANCE OF THE INSTITUTIONAL FEEDER (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THAT OF THE SELECT CLASS). DURING THIS PERIOD THE ACTUAL RETURNS OF SELECT CLASS SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN THE INSTITUTIONAL FEEDER.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*,(1)



                                                           PAST 1 YEAR   PAST 5 YEARS  LIFE OF FUND
---------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES                 -24.98        -1.81         3.17
---------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                           -25.24        -2.32         2.61
---------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES                   -15.33        -1.58         2.39
---------------------------------------------------------------------------------------------------
S&P 500 INDEX^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                               -22.10        -0.59         3.40
---------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                          -21.25        -0.75         2.84
---------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


(1) THE FUND COMMENCED OPERATIONS ON 1/3/97. PERFORMANCE FOR THE BENCHMARKS IS FROM 1/31/97.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                         0.25
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.25
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(1)                                      0.75
----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.75% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/05. NET EXPENSES ARE NOT EXPECTED TO EXCEED 0.73% FOR SELECT CLASS SHARES DUE TO CONTRACTUAL CAPS ON OTHER CLASSES OF SHARES WHICH REQUIRE FUND LEVEL SUBSIDIES. THIS ARRANGEMENT MAY END WHEN THESE FUND LEVEL SUBSIDIES ARE NO LONGER REQUIRED. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   77       240       417       930
--------------------------------------------------------------------

     JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of stock and bond investments, based on the following model allocation:

-    52% medium- and large-cap U.S. stocks

-    35% U.S. and foreign bonds

-    10% foreign stocks

-    3% small-cap U.S. stocks

The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).


At least 75% of the Fund's bonds must be rated investment grade by Moody's Investors Services (Moody's), Standard & Poor's Corporation (S&P), Fitch Ratings (Fitch), or the equivalent by another national rating organization, including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if they are unrated, are deemed by the adviser to be of comparable quality (junk bonds).


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its Assets that is not in equity or fixed income securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities, indexes, interest rates or exchange rates. The Fund may use derivatives to hedge various investments for risk management or in an effort to produce increased income or gains. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the equity portion of the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.


On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark, a customized benchmark, the S&P 500 Index, a broad-based securities market index, and the Lipper Balanced Funds Index, a broad-based index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994        0.60%
1995       26.47%
1996       13.42%
1997       18.47%
1998       18.29%
1999       13.87%
2000       -4.24%
2001       -5.89%
2002      -13.22%


BEST QUARTER 4th quarter, 1998                              13.39%
-----------------------------------------------------------------
WORST QUARTER 3rd quarter, 2002                            -11.01%
-----------------------------------------------------------------


* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE SUBSTANTIALLY THE SAME AS THE CURRENT EXPENSES OF, THE SELECT CLASS SHARES) FROM 12/15/93 TO 9/10/01. RETURNS FOR THE PERIOD 9/10/93 TO 12/15/93 ARE BASED ON THE PERFORMANCE OF THE INSTITUTIONAL FEEDER (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF THE SELECT CLASS SHARES). DURING THIS PERIOD, THE ACTUAL RETURNS OF SELECT CLASS SHARES WOULD HAVE BEEN LOWER THAN THOSE SHOWN BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN THE INSTITUTIONAL FEEDER.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*,(1)



                                                           PAST 1 YEAR   PAST 5 YEARS    LIFE OF FUND
-----------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES                 -13.22         1.05           6.58
-----------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                           -13.89        -0.39           4.87
-----------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES                    -8.11         0.29           4.69
-----------------------------------------------------------------------------------------------------
FUND BENCHMARK (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                               -10.70         2.45           7.97
-----------------------------------------------------------------------------------------------------
S&P 500 INDEX^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                               -22.10        -0.59           9.27
-----------------------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX^ (REFLECTS
NO DEDUCTION FOR TAXES)                                    -10.70         2.11           6.98
-----------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


(1) THE FUND COMMENCED OPERATIONS ON 9/10/93. PERFORMANCE FOR THE BENCHMARKS IS FROM 9/30/93.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                         0.55
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.27
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.07
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.09)
----------------------------------------------------------------------------
 NET EXPENSES(2)                                                        0.98



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.98% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/06. NET EXPENSES ARE NOT EXPECTED TO EXCEED 0.91% FOR SELECT CLASS SHARES DUE TO CONTRACTUAL CAPS ON OTHER CLASSES OF SHARES WHICH REQUIRE FUND LEVEL SUBSIDIES. THIS ARRANGEMENT MAY END WHEN THESE FUND LEVEL SUBSIDIES ARE NO LONGER REQUIRED. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $ 10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/06, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    100        312         563         1,280
---------------------------------------------------------------------------

     JPMORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMFAM (USA), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a broad-based securities market index, and the Lipper Small-Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998       13.46%
1999       30.19%
2000       11.91%
2001      -13.92%
2002      -22.47%

BEST QUARTER 4th quarter, 1999                             24.06%
----------------------------------------------------------------
WORST QUARTER 1st quarter, 2001                           -20.75%
----------------------------------------------------------------

* THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 4/5/99 IS BASED ON THE PERFORMANCE OF THE FUND'S CLASS A, WHICH IS INVESTED IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*,(1)



                                                   PAST 1 YEAR      PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES         -22.47            1.99          7.16
-----------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                   -22.47            1.21          6.44
-----------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES           -13.79            1.72          6.01
-----------------------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRAGROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
OR TAXES)                                          -15.36            0.57          2.72
-----------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                  -27.61           -1.21          1.03
-----------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


(1) THE FUND COMMENCED OPERATIONS ON 5/19/97. PERFORMANCE FOR THE BENCHMARKS IS FROM 5/31/97.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                            0.65
DISTRIBUTION (RULE 12b-1) FEES                                             NONE
SHAREHOLDER SERVICE FEES                                                   0.25
OTHER EXPENSES(1)                                                          0.32
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                            1.22
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                   (0.12)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                            1.10
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.10% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses of 1.10% through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         112        375         659         1,467
--------------------------------------------------------------------------------

     JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVES

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:

- projected earnings growth rate that is greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

-    market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.


The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, a broad-based securities market index, and the Lipper Large-Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1993             2.48%
1994            -0.90%
1995            25.78%
1996            20.52%
1997            37.20%
1998            41.38%
1999            31.85%
2000           -23.65%
2001           -18.86%
2002           -28.03%


BEST QUARTER 4th quarter, 1998                  27.40%
-----------------------------------------------------
WORST QUARTER 2nd quarter, 2002                -19.25%
-----------------------------------------------------


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002



                                               PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES     -28.03          -3.63            5.79
---------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                               -28.03          -4.80            5.15
---------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES       -17.21          -2.35            5.16
---------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)         -27.89          -3.84            6.71
---------------------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)              -28.12          -4.16            6.30
---------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                             0.50
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.40
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             1.15
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                    (0.15)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             1.00
--------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.00% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and

- net expenses through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         102        350         618         1,384
--------------------------------------------------------------------------------

     JPMORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The Fund seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's originalinvestment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, a broad-based securities market index, and the Lipper Equity Income Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1993            12.34%
1994            -3.37%
1995            33.72%
1996            17.87%
1997            31.05%
1998            26.20%
1999            13.06%
2000            -3.85%
2001           -12.43%
2002           -21.06%


BEST QUARTER 4th quarter, 1998                     18.89%
--------------------------------------------------------
WORST QUARTER 3rd quarter, 2002                   -19.25%
--------------------------------------------------------


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002



                                                   PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES         -21.06          -1.06            7.83
------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                   -21.85          -2.70            6.94
------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES           -12.54          -0.59            6.78
------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)             -15.52           1.16           10.81
------------------------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX^ (REFLECTS
NO DEDUCTION FOR TAXES)                            -16.43          -0.17            8.19
------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                             0.40
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.42
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             1.07
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                    (0.17)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.90
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.90% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         92         323         574         1,290
--------------------------------------------------------------------------------

     JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.


Under normal circumstances, the Fund invests at least 80% of its Assets in common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS


In managing the Fund, JPMFAM (USA), the adviser, seeks to invest in undervalued companies with durable franchises, strong management, and the ability to grow their intrinsic value per share. Given this approach, the Fund's investments typically include companies which the adviser believes possess sustainable competitive advantages, healthy balance sheets, and management committed to increasing shareholder value. The adviser applies a "bottom-up" approach when constructing the Fund's portfolio, basing its stock selection on a combination of quantitative screening and fundamental analysis. The Fund's investments are subject to extensive financial analysis and a disciplined valuation process.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993            12.99%
1994            -3.41%
1995            27.55%
1996            19.86%
1997            30.07%
1998            14.50%
1999             8.52%
2000             0.86%
2001           -11.81%
2002           -17.47%


BEST QUARTER 4th quarter, 1998                   16.76%
------------------------------------------------------
WORST QUARTER 3rd quarter, 2002                 -17.98%
------------------------------------------------------



* THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 1/24/96 IS BASED ON THE PERFORMANCE OF THE FUND'S CLASS A, WHICH IS INVESTED IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*



                                               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
---------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES     -17.47       -1.82         7.07
---------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                               -17.98       -3.72         4.96
---------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES       -10.57       -1.24         5.64
---------------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX^ (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)      -20.85       -0.85         9.39
---------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)              -19.68       -0.39         8.71
---------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES


The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES(1) (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



MANAGEMENT FEES                                                         0.40
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(2)                                                       0.91
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.56
FEE WAIVER AND EXPENSE REIMBURSEMENT(3)                                (0.66)
----------------------------------------------------------------------------
NET EXPENSES(3)                                                         0.90


(1) THE FUND HAS A MASTER/FEEDER STRUCTURE AS DESCRIBED UNDER THE FUNDS' MANAGEMENT AND ADMINISTRATION LATER IN THIS PROSPECTUS. THIS TABLE SHOWS THE SELECT CLASS EXPENSES AND ITS SHARE OF MASTER PORTFOLIO EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.


(2) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(3)  REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK
     AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.90% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   92         428         787         1,800
--------------------------------------------------------------------------

     JPMORGAN MID CAP EQUITY FUND


              (FORMERLY JPMORGAN SELECT MID CAP EQUITY FUND)


RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund's objective is long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap(R) Index securities at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund's investments in equity securities may also include real estate investment trusts (REITs), which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, uses an active equity management style focused on investing in mid-sized companies that are increasing their market share with strong earnings prospects. The Fund emphasizes companies with strong revenue gains, positive earnings trends, value-added or niche products, dependable product or services and/or superior earnings per share compared to other mid-sized companies.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets, or financial resources, and they may depend on a small management group.


The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.


Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO

     INVEST THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Index, a broad-based securities market index, and the Lipper Mid-Cap Core Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how this Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993        21.77%
1994        -1.89%
1995        24.68%
1996         7.41%
1997        15.01%
1998        16.23%
1999        25.06%
2000        14.74%
2001        -3.96%
2002       -13.39%


BEST QUARTER 4th quarter, 1998        22.51%
-------------------------------------------
WORST QUARTER 3rd quarter, 1998      -19.48%
-------------------------------------------


* ON 1/1/97, THE FUND RECEIVED THE ASSETS OF A COMMON TRUST FUND WHICH HAD BEEN MAINTAINED BY A PREDECESSOR OF JPMORGAN CHASE BANK. THE PERFORMANCE OF THE FUND BEFORE THAT DATE IS BASED ON THE HISTORICAL PERFORMANCE OF THAT COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR COMMON TRUST FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*



                                               PAST 1 YEAR  PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES     -13.39       6.76            9.82
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                               -14.30       4.31            N/A(1)
-----------------------------------------------------------------------------------------
SELECT CLASS -- RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE OF FUND SHARES          -7.58        5.26            N/A(1)
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)         -16.18       2.19            9.92
-----------------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)              -17.37       2.89            9.27
-----------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.

(1) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.


     ^INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                        0.65
DISTRIBUTION (RULE 12b-1) FEES                                         NONE
SHAREHOLDER SERVICE FEE                                                0.25
OTHER EXPENSES(1)                                                      0.24
---------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                        1.14
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                               (0.14)
---------------------------------------------------------------------------
NET EXPENSES(2)                                                        1.00
---------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) THE FUND HAS ENTERED INTO A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.00% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 12/31/02, NET EXPENSES OF THE SELECT CLASS SHARES WERE 0.77%.


EXAMPLE


The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual return for the Select Class Shares and your actual costs may be higher or lower.



                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   102        348         614        1,374
-------------------------------------------------------------------------

     JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary reciepts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS

INVESTMENT PROCESS

Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success.

Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index, broad-based securities market indices, and the Lipper Mid-Cap Value Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998    19.77%
1999    13.87%
2000    35.28%
2001     9.91%
2002     2.90%

BEST QUARTER 4th quarter, 1998     17.96%
----------------------------------------
WORST QUARTER 3rd quarter, 1998   -11.06%

* THE SELECT CLASS WAS LAUNCHED ON 10/31/01. THE FUND'S PERFORMANCE FROM 11/13/97 (COMMENCEMENT OF OPERATIONS) TO 10/31/01 (FOR THE TABLE) AND FROM 11/13/97 THROUGH 12/31/01 (FOR THE BAR CHART) IS BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THESE PERIODS, THE ACTUAL RETURNS OF SELECT CLASS SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*,(1)



                                               PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
--------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES      2.90        15.84         16.49
--------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                2.72        12.74         13.42
--------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES        1.79        11.59         12.18
--------------------------------------------------------------------------------------
S&P MIDCAP 400/BARRA VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                             -10.11        5.69          6.81
--------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX^ (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)       -9.65        2.95          3.67
--------------------------------------------------------------------------------------
LIPPER MID-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)              -14.65        2.07          2.25
--------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


(1)  PERFORMANCE FOR THE BENCHMARKS IS FROM 11/30/97.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



MANAGEMENT FEES                                                     0.70

DISTRIBUTION (RULE 12b-1) FEES                                      NONE

SHAREHOLDER SERVICE FEES                                            0.25

OTHER EXPENSES(1)                                                   1.06
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                     2.01
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                            (1.01)
------------------------------------------------------------------------
NET EXPENSES(2)                                                     1.00
-------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.00% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses of 1.00% through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   102        533         989         2,257
--------------------------------------------------------------------------

     JPMORGAN SMALL CAP EQUITY FUND

RISK RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995     54.04%
1996     29.18%
1997     18.15%
1998      3.71%
1999     14.37%
2000     14.80%
2001     -5.68%
2002    -16.87%


BEST QUARTER 4th quarter, 1998          19.51%
---------------------------------------------
WORST QUARTER 3rd quarter, 1998        -21.04%
---------------------------------------------



* THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 5/7/96 IS BASED ON THE PERFORMANCE OF THE FUND'S CLASS A, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*,(1)



                                             PAST 1 YEAR   PAST 5 YEARS    LIFE OF FUND
---------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES   -16.87        1.32            12.67
--------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                             -16.99        0.10            11.59
--------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES     -10.25        1.05            10.72
--------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)       -14.63        2.44            10.48
--------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)            -19.24        1.38             9.27
---------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    SEE FOOTNOTE ON PREVIOUS PAGE.


(1)  PERFORMANCE FOR THE BENCHMARKS IS FROM 12/31/94.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                               0.65
DISTRIBUTION (RULE 12b-1) FEES                                NONE
SHAREHOLDER SERVICE FEES                                      0.25
OTHER EXPENSES(1)                                             0.19
------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                               1.09
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                      (0.24)
------------------------------------------------------------------
NET EXPENSES(2)                                               0.85
------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.85% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.



                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    87         323         578         1,307
---------------------------------------------------------------------------

     JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.JPMORGAN SMALL CAP GROWTH FUNDTHE FUND'S MAIN

INVESTMENT PROCESS


Robert Fleming, the adviser, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index, broad-based securities markets indices, and Lipper Small Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998        14.86%
1999        46.54%
2000        -7.79%
2001       -10.90%
2002       -40.22%

BEST QUARTER 4th quarter, 2001        36.36%
-------------------------------------------
WORST QUARTER 3rd quarter, 2001      -34.17%
-------------------------------------------

* THE SELECT CLASS WAS LAUNCHED ON 10/31/01. THE FUND'S PERFORMANCE FROM 11/14/97 (COMMENCEMENT OF OPERATIONS) TO 10/31/01 (FOR THE TABLE) AND FROM 11/14/97 THROUGH 12/31/01 (FOR THE BAR CHART) IS BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THESE PERIODS, THE ACTUAL RETURNS OF THE SELECT CLASS SHARES WOULD HAVE BEEN LOWER THAN THOSE SHOWN BECAUSE THE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*,(1)



                                                PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES      -40.22        -3.78          -3.30
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                -40.22        -6.30          -5.79
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES        -24.69        -3.22          -2.85
-----------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                    -20.48        -1.36          -1.00
-----------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)          -30.26        -6.59          -6.47
-----------------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)               -27.61        -1.21          -1.45
-----------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


(1)  PERFORMANCE FOR THE BENCHMARKS IS FROM 11/30/97.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



MANAGEMENT FEES                                                       0.80
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.25
OTHER EXPENSES(1)                                                    23.45
--------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                      24.50
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                             (23.40)
--------------------------------------------------------------------------
NET EXPENSES(2)                                                       1.10
--------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.10% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/04. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses of 1.10% through 4/30/04, and 2.10% thereafter through 4/30/13.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         112        561         1,037       2,352
--------------------------------------------------------------------------------

     JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market cpitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.


Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993        11.02%
1994        -0.61%
1995        32.48%
1996        21.06%
1997        28.41%
1998        24.45%
1999        14.69%
2000        -6.61%
2001        -9.43%
2002       -26.62%


BEST QUARTER 4th quarter, 1998       21.33%
------------------------------------------
WORST QUARTER 3rd quarter, 2002     -18.10%
------------------------------------------



* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE SUBSTANTIALLY THE SAME AS THE CURRENT EXPENSES OF, THE SELECT CLASS) FROM 7/19/93 TO 9/10/01. RETURNS FOR THE PERIOD FROM 1/1/93 TO 7/19/93 REFLECT THE PERFORMANCE OF THE PIERPONT EQUITY FUND, THE PREDECESSOR OF THE FUND.


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*



                                                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES               -26.62       -2.39         7.25
-------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                         -26.81       -4.43         4.05
-------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES                 -16.33       -1.88         5.11
-------------------------------------------------------------------------------------------------
S&P 500 INDEX^ (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                             -22.10       -0.59         9.34
-------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                        -21.25       -0.75         8.03
-------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                         0.40
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.27
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.92
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.13)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.79
----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.79% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/05. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXPENSE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)         81         267         483         1,107
--------------------------------------------------------------------------------

     JPMORGAN U.S.SMALL COMPANY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations that are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 2000(R) Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.


Within each sector, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000(R) Index while seeking to limit its volatility relative to this index.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


On behalf of the Fund, the adviser buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the management team often considers a number of other criteria:


-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993          8.58%
1994         -5.89%
1995         31.86%
1996         20.75%
1997         22.75%
1998         -5.49%
1999         44.00%
2000         -9.80%
2001         -8.96%
2002        -20.48%

BEST QUARTER 4th quarter, 1999         34.68%
--------------------------------------------
WORST QUARTER 3rd quarter, 2001       -22.61%
--------------------------------------------


* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE SUBSTANTIALLY THE SAME AS THE CURRENT EXPENSES OF, THE SELECT CLASS) FROM 7/19/93 TO 9/10/01. RETURNS FOR THE PERIOD FROM 1/1/93 THROUGH 7/19/93 REFLECT THE PERFORMANCE OF THE PIERPONT CAPITAL APPRECIATION FUND, THE PREDECESSOR OF THE FUND.


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*



                                                               PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES                     -20.48        -2.33         5.91
--------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                               -20.56        -3.35         3.26
--------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES                       -12.57        -1.94         3.84
--------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                         -20.48        -1.36         7.16
--------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                              -19.24         1.38         8.70
--------------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                         0.60
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.25
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.10
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.09)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.01
----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.01% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/05. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and

- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    103        331         588         1,324
---------------------------------------------------------------------------

     JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 80-81.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term growth from a portfolio of small company growth stocks.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies whose market capitalizations are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. While the Fund holds stocks in many sectors to reduce the impact of poor performance in any one sector, it tends to emphasize sectors with higher growth potential. The Fund is invested in sectors represented in its benchmark, the Russell 2000(R) Growth Index.


In searching for companies, the Fund employs a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The Fund seeks to buy stocks when they are attractively valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may use derivatives, which are instruments whose value is based on one or more securities or indexes. The Fund may use derivatives for hedging or risk management purposes. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.

     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


On behalf of the Fund, the adviser buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the management team often considers a number of other criteria:


-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group. Because the Fund seeks to outperform the Russell 2000(R) Growth Index but does not seek to replicate it, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past five calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell 2000(R) Growth Index, a broad-based securities market index, and the Lipper Small-Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998         5.21%
1999        61.63%
2000       -21.63%
2001       -24.77%
2002       -32.82%

BEST QUARTER 4th quarter, 1999        42.58%
-------------------------------------------
WORST QUARTER 3rd quarter, 2001      -32.13%
-------------------------------------------


* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE THE SELECT CLASS WAS LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE RETAIL FEEDER (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE SUBSTANTIALLY THE SAME AS THE CURRENT EXPENSES OF, THE SELECT CLASS) FROM 6/16/97 (COMMENCEMENT OF OPERATIONS) TO 9/10/01.


(1)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2002*,(1)



                                                                PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
--------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN BEFORE TAXES                      -32.82       -7.60         -4.00
--------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                                -32.82       -8.21         -4.58
--------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES                        -20.15       -5.80         -3.06
--------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX^ (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                          -30.26       -6.59         -4.79
--------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                               -27.61       -1.21          0.10
--------------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    SEE FOOTNOTE ON PREVIOUS PAGE.


(1)  PERFORMANCE OF THE BENCHMARKS IS FROM 6/30/97.

^    INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                         0.60
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.32
-----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.17
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.15)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.02
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.02% OF AVERAGE DAILY NET ASSETS THROUGH 4/30/05. IN ADDITION, THE FUND'S OTHER SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    104        341         614         1,393
---------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The U.S. Small Company Opportunities Fund is a series of J.P. Morgan Funds, a Massachusetts business trust. The Equity Growth and Equity Income Funds are series of J.P. Morgan Mutual Fund Investment Trust a, Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of J.P. Morgan Fleming Mutual Fund Group, Inc., a Maryland corporation. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of J.P. Morgan Mutual Fund Group, a Massachusetts business trust. The Mid Cap Equity Fund is a series of J.P. Morgan Mutual Fund Select Group, a Massachusetts business trust. The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities.


Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.


The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated, and as context requires, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)

Each class in a multiple class fund and each feeder in a master-feeder structure can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.


THE FUNDS' INVESTMENT
ADVISERS

JPMIM, JPMFAM (USA) and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser for the Disciplined Equity, Diversified, U.S. Equity, U.S. Small Company, and U.S. Small Company Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.


JPMFAM (USA) is the investment adviser for the Capital Growth, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Equity and Small Cap Equity Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York,
NY 10036.


Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.


During the fiscal year ended 12/31/02, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



                              FISCAL
       FUND                  YEAR END         %
-----------------------------------------------
 CAPITAL GROWTH FUND         12/31/02      0.40
-----------------------------------------------
 DISCIPLINED EQUITY FUND     12/31/02      0.35*
-----------------------------------------------
 DIVERSIFIED FUND            12/31/02      0.52
-----------------------------------------------
 DYNAMIC SMALL CAP FUND      12/31/02      0.64
-----------------------------------------------
 EQUITY GROWTH FUND          12/31/02      0.40
-----------------------------------------------
 EQUITY INCOME FUND          12/31/02      0.29
-----------------------------------------------
 GROWTH AND INCOME FUND      12/31/02      0.40
-----------------------------------------------
 MID CAP EQUITY FUND         12/31/02      0.56
-----------------------------------------------
 MID CAP VALUE FUND          12/31/02      0.32
-----------------------------------------------
 SMALL CAP EQUITY FUND       12/31/02      0.65
-----------------------------------------------
 SMALL CAP GROWTH FUND       12/31/02      0.00
-----------------------------------------------
 U.S. EQUITY FUND            12/31/02      0.40
-----------------------------------------------
 U.S. SMALL COMPANY FUND     12/31/02      0.60
-----------------------------------------------
 U.S. SMALL COMPANY
 OPPORTUNITIES FUND          12/31/02      0.58
-----------------------------------------------



* DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER WAS PAID A MANAGEMENT FEE (NET OF WAIVERS) OF 0.35% OF AVERAGE DAILY NET ASSETS. EFFECTIVE MARCH 21, 2003, THE MANAGEMENT FEE HAS BEEN REDUCED TO 0.25% OF AVERAGE DAILY NET ASSETS.


THE PORTFOLIO MANAGERS


CAPITAL GROWTH FUND


Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of JPMFAM (USA), the adviser, since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.


DISCIPLINED EQUITY FUND

The portfolio management team for the Fund is led by Jonathan N. Golub, Vice President of JPMIM and CFA, Timothy J. Devlin, Vice President of JPMIM and Nanette Buziak, Vice President of JPMIM. Mr Golub is a portfolio manager in the U.S. Equity Group. An employee of JPMIM since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining JPMIM, Mr. Golub led the consultant relations effort as Scudder Kemper Investment and Chancellor LGT. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.


DIVERSIFIED FUND


The portfolio management team is led by Anne Lester, Vice President of JPMIM, who joined the team in June 2000 and has been at JPMIM since 1992 and Patrik Jakobson, Vice President of JPMIM, who joined the team in October 2002 and has been at JPMIM since 1987. Prior to managing this Fund, Ms. Lester worked in the Product Development Group and as a fixed-income and currency trader and as a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.


DYNAMIC SMALL CAP FUND


The portfolio management team is led by Juliet Ellis, Vice President of JPMFAM
(USA) and CFA. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.


EQUITY GROWTH FUND


The portfolio management team is led by Peter E. Miller, Managing Director of JPMFAM (USA), and Peter Zuleba, Vice President of JPMFAM (USA). Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.


EQUITY INCOME FUND


The portfolio management team is led by Jonathan Kendrew Llewelyn Simon, Managing Director of JPMFAM (USA), and Clare Hart, Vice President of JPMFAM
(USA). Mr. Simon has worked with various affiliates of the adviser since 1980 and has been a portfolio manager since 1986. He is currently the Chief Investment Officer and a Director of Robert Fleming Inc. Ms. Hart has worked as an investment analyst covering the financial services sector and co-covering the energy and utilities sectors since joining JPMFAM (USA) in 1999. Prior to that, Ms. Hart served as an equity research associate covering Real Estate Investment Trusts for Salomon Smith Barney and is a CPA.


GROWTH AND INCOME FUND


Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.


MID CAP EQUITY FUND


The portfolio management team is led by Messrs. Simon and Jones. Information on Messrs. Simon and Jones is discussed earlier in this prospectus.


MID CAP VALUE FUND

Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.

SMALL CAP EQUITY FUND

Ms. Ellis is responsible for management of the Fund. She has been managing the Fund since August 1999. Information on Ms. Ellis is discussed earlier in this prospectus.

SMALL CAP GROWTH FUND

Mr. Jones serves as portfolio manager to the Fund. Information on Mr. Jones is discussed earlier in this prospectus.


U.S. EQUITY FUND

The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. Mr. Golub and Susan Bao, Vice President of JPMIM and CFA, are responsible for overseeing and managing the cash flows of the portfolio. Information on Mr. Golub is discussed earlier in this prospectus. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997.


U.S. SMALL COMPANY FUND


The portfolio management team is led by Stephen J. Rich, Vice President of JPMIM, Darren Rabenou, Vice President of JPMIM, John Piccard, Vice President of JPMIM and James L. Adler, Vice President of JPMIM. Mr. Rich joined the team in 2002 and has been at JPMIM or one its affiliates since 2001. Prior to managing the Fund, Mr. Rich worked at Citigroup Asset Management as a co-manager on mid- and small-cap strategies. Mr. Rabenou joined the team and the firm in 2001. Prior to joining the firm, he served as a senior analyst and portfolio manager for Prudential Investments from 1998 to 2000. Prior to that, Mr. Rabenou worked in institutional equity sales and derivatives covering emerging markets for ING Barings. Mr. Piccard joined the team in 2002 and has been at JPMIM or one its affiliates since 2000. Prior to managing the Fund, Mr. Piccard managed large-cap core and all-cap growth equity portfolios. Prior to 2000, Mr. Piccard worked for Mitchell Hutchins Asset Management, managing equity investment portfolios. Mr. Adler joined the team 2003 and has been at

JPMIM or one its affiliates since 2000. Prior to managing the Fund, Mr. Adler was an analyst. Prior to joining the firm, Mr. Adler worked for Goldman Sachs Asset Management from 1997 to 2000.


U.S. SMALL COMPANY OPPORTUNITIES FUND


The portfolio management team is led by Messrs. Rich, Rabenou and Piccard. Information on them is discussed earlier in this prospectus.


THE FUNDS' ADMINISTRATOR


JPMorgan Chase Bank (Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Growth and Income Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion. The Administrator receives a pro-rata portion of the following annual fee on behalf of Growth and Income Fund for administrative services: 0.10% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.025% of average daily net assets over $25 billion.

The Trusts and the Corporation, as applicable, on behalf of the Funds have entered into shareholder servicing agreements with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of the advisers and the distributor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares of these Funds. The price you pay for your shares is the net asset value per share (NAV) of the class. NAV is the value of everything a particular class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees or board of directors, as applicable. When fair value is used, the prices of securities used by each Fund to calculate its classes' NAV may differ from quoted or published prices for the same securities.

Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after the JPMorgan Funds Service Center accepts your order. The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in one of two ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid by 4:00 p.m. Eastern time on the settlement date or the order may be cancelled. Any funds received in connection with late orders will be invested on the following business day.


You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.


MINIMUM INVESTMENTS


Investors must buy a minimum of $1,000,000 worth of Select Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Shares of the Funds without regard to this minimum. An investor can combine purchases of Select Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.

The Funds will not issue certificates for Select Class Shares.


SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.


We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. You will not be permitted to enter a redemption order for shares purchased by check or through an ACH transaction for 15 days or 7 business days, as the case may be, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described.

The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.


You may sell shares in one of two ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM


Tell your representative or firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Funds Service Center. Your representative or firm may charge you a fee for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Funds you want to buy before making an exchange.
Call 1-800-348-4782 for details.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the applicable Statement of Additional Information to find out more about the exchange privilege.


EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS


We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days notice before closing your account. This restriction does not apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always be able to reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by telephone without notice.


You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


Each Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.


The Disciplined Equity Fund, Diversified Fund, Equity Growth Fund, Equity Income Fund, Growth and Income Fund, Mid Cap Equity Fund and U.S. Equity Fund generally distribute any net investment income at least quarterly. The Capital Growth Fund, Dynamic Small Cap Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Small Company Fund and the U.S. Small Company Opportunities Fund generally distribute any net investment income at least annually. Net capital gains, if any, are distributed annually. The Funds may decide to make more or fewer distributions in a given year.


You have three options for your distributions. You may:


-    reinvest all distributions in additional Fund shares;


- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.


POTENTIAL RISKS                       POTENTIAL REWARDS                     POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES

-  When a Fund buys securities        -  The Funds can take advantage of    -  The Funds segregate liquid assets to offset
   before issue or for delayed           attractive transaction                leverage risk
   delivery, it could be exposed to      opportunities
   leverage risk if it does not
   segregate liquid assets
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

-  Increased trading could raise a    -  The Funds could realize gains in   -  The Funds generally avoid short-term trading,
   Fund's brokerage and related          a short period of time                except to take advantage of attractive or
   costs                              -  The Funds could protect against       unexpected opportunities or to meet demands
-  Increased short-term capital          losses if a stock is overvalued       generated by shareholder activity
   gains distributions could raise       and its value later falls
   shareholders' income tax
   liability. Such an increase in
   transaction costs and/or tax
   liability, if not offset by
   gains from short-term trading,
   would reduce a Fund's returns.
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

-  Derivatives such as futures,       -  Hedges that correlate well with    -  The Funds use derivatives for hedging and for risk
   options, swaps and forward            underlying positions can reduce       management (i.e., to establish or adjust exposure
   foreign currency contracts(1)         or eliminate losses at low cost       to particular securities, markets or currencies);
   that are used for hedging the      -  The Funds could make money and        risk management may include management of a Fund's
   portfolio or specific securities      protect against losses if             exposure relative to its benchmark. Certain Funds
   may not fully offset the              management's analysis proves          may also use derivatives to increase the Fund's
   underlying positions and this         correct                               gain
   could result in losses to a Fund   -  Derivatives that involve           -  A Fund only establishes hedges that it expects will
   that would not have otherwise         leverage could generate               be highly correlated with underlying positions
   occurred                              substantial gains at low cost      -  While the Funds may use derivatives that
-  Derivatives used for risk                                                   incidentally involve leverage, they do not use them
   management or to increase the                                               for the specific purpose of leveraging their
   Fund's gain may not have the                                                portfolio1
   intended effects and may result
   in losses or missed
   opportunities
-  The counterparty to a
   derivatives contract could
   default
-  Derivatives that involve
   leverage could magnify losses
-  Certain types of derivatives
   involve costs to the Funds which
   can reduce returns
-  Derivatives may, for tax
   purposes, affect the character
   of gain and loss realized by a
   Fund, accelerate recognition of
   income to a Fund, affect the
   holding period of a Fund's
   assets and defer recognition of
   certain of a Fund's losses
------------------------------------------------------------------------------------------------------------------------------------


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                       POTENTIAL REWARDS                     POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING

-  When a Fund lends a security,      -  The Funds may enhance income       -  Each adviser maintains a list of approved borrowers
   there is a risk that the loaned       through the investment of the      -  The Funds receive collateral equal to at least 100%
   securities may not be returned        collateral received from the          of the current value of the securities loaned plus
   if the borrower or the lending        borrower                              accrued interest
   agent defaults                                                           -  The lending agents indemnify the Funds against
-  The collateral will be subject                                              borrower default
   to the risks of the securities                                           -  Each adviser's collateral investment guidelines
   in which it is invested                                                     limit the quality and duration of collateral
                                                                               investment to minimize losses
                                                                            -  Upon recall, the borrower must return the
                                                                               securities loaned within the normal settlement
                                                                               period
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS

-  Each Fund's share price and        -  Stocks have generally              -  Under normal circumstances, each Fund plans to
   performance will fluctuate in         outperformed more stable              remain fully invested in accordance with its
   response to stock and/or bond         investments (such as bonds and        policies. Equity securities may include common
   market movements                      cash equivalents) over the long       stocks, convertible securities, preferred stocks,
-  Adverse market conditions may         term                                  depositary receipts, (such as American Depositary
   from time to time cause a Fund     -  With respect to the Diversified       Receipts and European Depositary Receipts), trust
   to take temporary defensive           and Balanced Funds, a                 or partnership interests, warrants, rights and
   positions that are inconsistent       diversified, balanced portfolio       investment company securities
   with its principal investment         should mitigate the effects of     -  Each Fund seeks to limit risk and enhance
   strategies and may hinder the         wide market fluctuations,             performance through active management and/or
   Fund from achieving its               especially when stock and bond        diversification
   investment objective                  prices move in different           -  During severe market downturns, each Fund has the
                                         directions                            option of investing up to 100% of assets in high
                                                                               quality short-term instruments
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES

-  A Fund could underperform its      -  A Fund could outperform its        -  The advisers focus their active management on
   benchmark due to its securities       benchmark due to these same           securities selection, the area where they believe
   and asset allocation choices          choices                               their commitment to research can most enhance
                                                                               returns
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS

-  Currency exchange rate movements   -  Favorable exchange rate            -  The Funds anticipate that total foreign investments
   could reduce gains or create          movements could generate gains        will not exceed 20% of assets (30% for Diversified
   losses                                or reduce losses                      Fund, 30% for Equity Growth Fund and 10% for Small
-  A Fund could lose money because    -  Foreign investments, which            Cap Growth Fund)
   of foreign government actions,        represent a major portion of the   -  The Funds actively manage the currency exposure of
   political instability or lack of      world's securities, offer             their foreign investments relative to their
   adequate and accurate                 attractive potential performance      benchmarks, and may hedge back into the U.S. dollar
   information                           and opportunities for                 from time to time (see also "Derivatives"); these
-  Currency and investment risks         diversification                       currency management techniques may not be available
   tend to be higher in emerging      -  Emerging markets can offer            for certain emerging markets investments
   markets; these markets also           higher returns
   present higher liquidity and
   valuation risks
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS

-  Each Fund could have difficulty    -  These holdings may offer more      -  No Fund may invest more than 15% of net assets in
   valuing these holdings precisely      attractive yields or potential        illiquid holdings
-  Each Fund could be unable to          growth than comparable widely      -  To maintain adequate liquidity to meet redemptions,
   sell these holdings at the time       traded securities                     each Fund may hold high quality short-term
   or price it desires                                                         securities (including repurchase agreements) and,
                                                                               for temporary or extraordinary purposes, may borrow
                                                                               from banks up to 33 1/3% of the value of its total
                                                                               assets including drawing on a line of credit#
------------------------------------------------------------------------------------------------------------------------------------

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN CAPITAL GROWTH FUND



                                                         YEAR     11/01/01            YEAR         YEAR         YEAR         YEAR
                                                        ENDED      THROUGH           ENDED        ENDED        ENDED        ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/02    12/31/01^        10/31/01     10/31/00     10/31/99     10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning Of Period                 $  41.26     $  36.37        $  48.76     $  43.36     $  41.53     $  46.90
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (loss)                       (0.24)@       0.01              --+        0.04@      (0.05)@        0.07

     Net Gains or Losses on Securities
       (both realized and unrealized)                  (11.19)        4.88           (6.91)       10.27         5.80        (0.54)
                                                     --------     --------        --------     --------     --------     --------

     Total from Investment Operations                  (11.43)        4.89           (6.91)       10.31         5.75        (0.47)

   Less Distributions:

     Distributions from Capital Gains                    0.26           --            5.48         4.91         3.92         4.90
                                                     --------     --------        --------     --------     --------     --------

Net Asset Value, End of Period                       $  29.57     $  41.26        $  36.37     $  48.76     $  43.36     $  41.53
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (27.71%)      13.45%(a)      (15.20%)      26.34%       14.71%       (1.20%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)            $      2     $      3        $      3     $     15     $     18     $     52
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                        0.93%        0.93%           0.93%        0.94%        0.92%        0.91%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                       (0.71%)       0.01%          (0.01%)       0.09%       (0.11%)       0.11%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and
       Earnings Credits                                  1.26%        2.06%           1.18%        1.06%        0.99%        0.91%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits              (1.04%)      (1.12%)         (0.26%)      (0.03%)      (0.18%)       0.11%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                  93%           2%(a)          43%          66%          86%         104%
---------------------------------------------------------------------------------------------------------------------------------



  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
  +  Amount rounds to less than one cent per share.
(a)  Not annualized.
  #  Short periods have been annualized.
  ~ The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN DISCIPLINED EQUITY FUND+



                                                         YEAR      06/01/01          YEAR         YEAR         YEAR      12/31/97*
                                                        ENDED       THROUGH         ENDED        ENDED        ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/02     12/31/01^      05/31/01     05/31/00     05/31/99      05/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning Of Period                 $  14.19     $  15.70        $  17.85     $  17.42     $  14.30    $  12.41
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (loss)                        0.10@        0.05@           0.09         0.12         0.11        0.03

     Net Gains or Losses On Securities
       (both realized and unrealized)                   (3.64)       (1.44)          (1.94)        0.78         3.14        1.88
                                                     --------     --------        --------     --------     --------    --------

     Total from Investment Operations                   (3.54)       (1.39)          (1.85)        0.90         3.25        1.91

   Less Distributions:

     Dividends from Net Investment Income                0.10         0.12            0.11         0.12         0.09        0.02

     Distributions from Capital Gains                      --           --            0.19         0.35         0.04          --
                                                     --------     --------        --------     --------     --------    --------

     Total Distributions                                 0.10         0.12            0.30         0.47         0.13        0.02

Net Asset Value, End of Period                       $  10.55     $  14.19        $  15.70     $  17.85     $  17.42    $  14.30
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (24.98%)      (8.88%)(a)     (10.43%)       5.19%       22.86%      15.33%(a)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)            $     65     $    132        $    128     $    160     $    121    $     18
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net Expenses                                        0.73%        0.72%           0.77%        0.75%        0.75%       0.75%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                        0.77%        0.56%           0.53%        0.76%        0.89%       1.00%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers and Reimbursements         0.84%        0.77%           0.77%        0.78%        0.86%       3.28%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers
      and Reimbursements                                 0.66%        0.51%           0.53%        0.73%        0.78%      (1.53%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                  74%          33%(a)          72%          56%          51%         61%
--------------------------------------------------------------------------------------------------------------------------------



  + Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection outstanding. with the Fund reorginization. Prior periods have been restated to reflect the split.
  ^  The Fund changed its fiscal year end from May 31 to December 31.
  *  Commencement of offering of class of shares.
  @  Calculated based upon average shares
(a)  Not annualized.
  #  Short periods have been annualized.
  ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.

JPMORGAN DIVERSIFIED FUND+



                                                         YEAR      07/01/01           YEAR         YEAR         YEAR         YEAR
                                                        ENDED       THROUGH          ENDED        ENDED        ENDED        ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/02     12/31/01^       06/30/01     06/30/00     06/30/99     06/30/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning Of Period                 $  12.65     $  13.36        $  15.15     $  14.92     $  13.74     $  12.67
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (loss)                        0.20@        0.13@           0.35         0.33         0.31         0.30

     Net Gains or Losses On Securities
       (both realized and unrealized)                   (1.87)       (0.52)          (1.41)        0.63         1.47         1.85
                                                     --------     --------        --------     --------     --------     --------

     Total from Investment Operations                   (1.67)       (0.39)          (1.06)        0.96         1.78         2.15

   Less Distributions:

     Dividends from Net Investment Income                0.22         0.32            0.35         0.24         0.33         0.48

     Distributions from Capital Gains                      --           --            0.38         0.49         0.27         0.60
                                                     --------     --------        --------     --------     --------     --------
     Total Distributions                                 0.22         0.32            0.73         0.73         0.60         1.08

Net Asset Value, End of Period                       $  10.76     $  12.65        $  13.36     $  15.15     $  14.92     $  13.74
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (13.22%)      (2.90%)(a)      (7.01%)       6.61%       13.35%       18.06%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)            $    270     $    343        $    360     $    359     $    266     $    227
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net Expenses                                        0.91%        0.93%           0.98%        0.96%        0.98%        0.98%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                        1.72%        1.96%           2.42%        2.19%        2.22%        2.81%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                              1.08%        1.03%           1.01%        0.98%        1.01%        1.07%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits               1.55%        1.86%           2.39%        2.17%        2.19%        2.72%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                 232%         107%(a)         185%         217%         144%          82%
---------------------------------------------------------------------------------------------------------------------------------



  + Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization. Prior periods have been restated to reflect the split.
  ^  The Fund changed its fiscal year end from June 30 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized.
  #  Short periods have been annualized.
  ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

JPMORGAN DYNAMIC SMALL CAP FUND



                                                         YEAR      11/01/01           YEAR         YEAR     04/05/99**
                                                        ENDED       THROUGH          ENDED        ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/02     12/31/01^       10/31/01     10/31/00     10/31/99
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning Of Period                 $  15.89     $  14.37        $  24.65     $  15.98     $  14.11
--------------------------------------------------------------------------------------------------------------------
  Income from Investment Operations:

     Net Investment Income (loss)                       (0.08)       (0.02)          (0.21)       (0.13)@      (0.05)

     Net Gains or Losses On Securities
       (both realized and unrealized)                   (3.49)        1.54           (6.69)        8.80         1.92
                                                     --------     --------        --------     --------     --------
     Total from Investment Operations                   (3.57)        1.52           (6.90)        8.67         1.87

  Less Distributions:

     Distributions from Capital Gains                      --           --            3.38           --           --
                                                     --------     --------        --------     --------     --------
Net Asset Value, End of Period                       $  12.32     $  15.89        $  14.37     $  24.65     $  15.98
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       (22.47%)      10.58%(a)      (30.20%)      54.26%       13.25%(a)
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)            $     12     $      8        $     --+    $     --+    $     --+
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------
     Net Expenses                                        1.10%        1.10%           1.12%        1.10%        1.91%
--------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                       (0.79%)      (0.82%)         (0.76%)      (0.59%)      (0.96%)
--------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                              1.22%       10.33%!!        12.21%!!     15.48%!!     34.70%!!
--------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss) Without Waivers,
       Reimbursements and Earnings Credits              (0.91%)     (10.05%)!!      (11.86%)!!   (14.97%)!!   (33.75%)!!
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                  52%           8%(a)          57%          87%          92%
--------------------------------------------------------------------------------------------------------------------



  ^ The Fund changed its fiscal year end from October 31 to December 31. ** Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized.
  +  Amounts round to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

JPMORGAN EQUITY GROWTH FUND



                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $    32.21     $    43.44     $    68.09     $    52.36     $    38.36
---------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                          0.02@         (0.10)@        (0.26)@        (0.14)@         0.03

     Net Gains or Losses on Securities
       (both realized and unrealized)                     (9.05)         (8.09)        (16.22)         16.78          15.78
                                                     ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                     (9.03)         (8.19)        (16.48)         16.64          15.81

   Less Distributions:

     Dividends from Net Investment Income                    --             --             --             --           0.03

     Distributions from Capital Gains                        --           3.04           8.17           0.91           1.78
                                                     ----------     ----------     ----------     ----------     ----------
     Total Distributions                                     --           3.04           8.17           0.91           1.81

Net Asset Value, End of Period                       $    23.18     $    32.21     $    43.44     $    68.09     $    52.36
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (28.03%)       (18.86%)       (23.65%)        31.85%         41.38%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)            $       40     $       86     $      179     $      320     $      179
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                          1.00%          1.00%          1.00%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                          0.06%         (0.28%)        (0.40%)        (0.24%)         0.05%
---------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers and Reimbursements           1.15%          1.05%          1.02%          1.03%          1.09%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers
      and Reimbursements                                  (0.09%)        (0.33%)        (0.42%)        (0.27%)        (0.04%)
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                    50%            98%            58%            15%            35%
---------------------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.
~ Portfolio turnover reflects the rate of the Fund for the period January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.

JPMORGAN EQUITY INCOME FUND



                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                       12/31/02       12/31/01       12/31/00       12/31/99       12/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $    30.57     $    35.33     $    49.80     $    46.14     $    36.97
---------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                          0.35@          0.22@          0.29@          0.32@          0.33

     Net Gains or Losses on Securities
       (both realized and unrealized)                     (6.72)         (4.62)         (2.66)          5.65           9.32
                                                     ----------     ----------     ----------     ----------     ----------
     Total from Investment Operations                     (6.37)         (4.40)         (2.37)          5.97           9.65

   Less Distributions:

     Dividends from Net Investment Income                  0.37           0.19           0.29           0.31           0.34

     Distributions from Capital Gains                      0.57           0.17          11.81           2.00           0.14
                                                     ----------     ----------     ----------     ----------     ----------
     Total Distributions                                   0.94           0.36          12.10           2.31           0.48

Net Asset Value, End of Period                       $    23.26     $    30.57     $    35.33     $    49.80     $    46.14
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (21.06%)       (12.43%)        (3.85%)        13.06%         26.20%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)            $       41     $       68     $       97     $      170     $      128
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                          0.90%          0.92%          1.00%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (loss)                          1.30%          0.69%          0.59%          0.66%          0.82%
---------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                                1.07%          0.98%          1.03%          1.09%          1.10%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings Credits                 1.13%          0.63%          0.56%          0.57%          0.72%
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     167%             4%            15%            16%             3%
---------------------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.

JPMORGAN GROWTH AND INCOME FUND



                                                       YEAR     11/1/01
                                                      ENDED      THROUGH       YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02   12/31/01^         10/31/01      10/31/00     10/31/99     10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  29.64    $  27.72       $    40.99    $    43.89   $    43.43   $    46.35
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net investment income (loss)                       0.32@       0.05             0.14          0.26@        0.35@        0.43@

     Net Gains or Losses on Securities
       (both realized and unrealized)                  (5.46)       1.93            (7.53)         3.33         5.12         3.50
                                                    --------    --------       ----------    ----------   ----------   ----------
     Total from Investment Operations                  (5.14)       1.98            (7.39)         3.59         5.47         3.93

   Less Distributions:

     Dividends from Net Investment Income               0.31        0.06             0.18          0.18         0.34         0.29

     Distributions from Capital Gains                   0.21          --             5.70          6.31         4.67         6.56
                                                    --------    --------       ----------    ----------   ----------   ----------
     Total Distributions                                0.52        0.06             5.88          6.49         5.01         6.85

Net Asset Value, End of Period                      $  23.98    $  29.64       $    27.72    $    40.99   $    43.89   $    43.43
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (17.47%)      7.13%(a)       (20.01%)        9.34%       13.30%        9.44%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)           $     --+   $      3       $        3    $        5   $       15   $       24
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       0.90%       0.90%            0.89%         0.89%        0.85%        0.85%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                       1.16%       1.02%            0.93%         0.64%        0.80%        0.95%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                             1.56%       3.34%            2.07%         0.93%        0.85%        0.85%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings Credits              0.50%      (1.42%)          (0.25%)        0.60%        0.80%        0.95%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                 70%          0%(a)           12%           30%         125%         113%
---------------------------------------------------------------------------------------------------------------------------------



  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized.
  #  Short periods have been annualized.
  +  Amount rounds to less than one million.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN MID CAP EQUITY FUND^*

                                                                 11/1/01
                                                  YEAR ENDED     THROUGH      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02   12/31/01**       10/31/01      10/31/00      10/31/99      10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  29.51    $  26.17      $    37.85    $    37.55    $    29.63    $    32.39
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                       0.13        0.02            0.12          0.17          0.15          0.14

     Net Gains or Losses on Securities
       (both realized and unrealized)                  (4.07)       3.43           (5.30)         9.34          8.52         (0.42)
                                                    --------    --------      ----------    ----------    ----------    ----------
     Total from Investment Operations                  (3.94)       3.45           (5.18)         9.51          8.67         (0.28)

   Less Distributions:

     Dividends from Net Investment Income               0.13        0.02            0.12          0.20          0.14          0.13

     Distributions from Capital Gains                   1.05        0.09            6.38          9.01          0.61          2.35
                                                    --------    --------      ----------    ----------    ----------    ----------
     Total Distributions                                1.18        0.11            6.50          9.21          0.75          2.48

Net Asset Value, End of Period                      $  24.39    $  29.51      $    26.17    $    37.85    $    37.55    $    29.63
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (13.39%)     13.20%(a)      (15.27%)       30.94%        29.65%        (0.70%)
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (in millions)        $    139    $    155      $      133    $      164    $      129    $      112
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       0.77%       0.60%           0.55%         0.41%         0.07%         0.08%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                       0.51%       0.38%           0.38%         0.52%         0.44%         0.43%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                             1.14%       1.15%           1.15%         1.14%         0.93%         0.94%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings Credits              0.14%      (0.17%)         (0.22%)       (0.21%)       (0.42%)       (0.43%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   84%          2%(a)          55%           84%          101%           67%
----------------------------------------------------------------------------------------------------------------------------------


 ^ On November 20, 1998, the Fund underwent a split of shares. Prior periods have been restated to reflect the split.
** The Fund changed its fiscal year end from October 31 to December 31. (a) Not annualized.
 #   Short periods have been annualized.
 *   Formerly JPMorgan Select Mid Cap Equity Fund.

JPMORGAN MID CAP VALUE FUND





                                                                  10/31/01*
                                                    YEAR ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                      12/31/02    12/31/01^
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $    14.14   $    13.48
---------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                         0.14@        0.01@

     Net Gains or Losses on Securities
       (both realized and unrealized)                     0.27         1.49
                                                    ----------   ----------
     Total from Investment Operations                     0.41         1.50

   Less Distributions:

     Dividends from Net Investment Income                 0.06         0.09

     Distributions from Capital Gains                     0.01         0.75
                                                    ----------   ----------
     Total Distributions                                  0.07         0.84

Net Asset Value, End of Period                      $    14.48   $    14.14
---------------------------------------------------------------------------
TOTAL RETURN                                              2.90%       11.18%(a)
===========================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
     Net Assets, End of Period (millions)           $       14   $       --+
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------
     Net Expenses                                         1.00%        0.99%
---------------------------------------------------------------------------
     Net Investment Income (Loss)                         0.96%        0.58%
---------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                               1.71%        3.68%!!
---------------------------------------------------------------------------
     Net Investment income (loss) without waivers,
       reimbursements and earnings credits                0.25%       (2.11%)
---------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     51%          15%(a)
---------------------------------------------------------------------------


  ^  The Fund changed its fiscal year end from September 30 to December 31.
  *  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

JPMORGAN SMALL CAP EQUITY FUND



                                                                11/1/01
                                                  YEAR ENDED    THROUGH       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02   12/31/01^        10/31/01      10/31/00      10/31/99      10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  22.25    $  20.27      $    28.52    $    23.10    $    20.59    $    23.71
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                      (0.04)@     (0.01)@         (0.10)        (0.05)@       (0.02)@       (0.02)

     Net Gains or Losses on Securities
       (both realized and unrealized)                  (3.71)       1.99           (4.26)         8.12          2.70         (2.46)
                                                    --------    --------      ----------    ----------    ----------    ----------
     Total from Investment Operations                  (3.75)       1.98           (4.36)         8.07          2.68         (2.48)

   Less Distributions:

     Distributions from Capital Gains                   0.13          --            3.89          2.65          0.17          0.64
                                                    --------    --------      ----------    ----------    ----------    ----------
Net Asset Value, End of Period                      $  18.37    $  22.25      $    20.27    $    28.52    $    23.10    $    20.59
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (16.87%)      9.77%(a)      (16.19%)       37.94%        13.06%       (10.64%)
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)           $    502    $    532      $      390    $      383    $      269    $      254
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                                       0.85%       0.88%           0.88%         0.88%         0.88%         1.04%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                      (0.22%)     (0.31%)         (0.30%)       (0.20%)       (0.07%)       (0.09%)
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                             1.09%       1.10%           1.12%         1.13%         1.13%         1.13%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings Credits             (0.46%)     (0.53%)         (0.54%)       (0.45%)       (0.32%)       (0.18%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   51%          6%(a)          47%           75%           92%           74%
----------------------------------------------------------------------------------------------------------------------------------



  ^ The Fund changed its fiscal year end from October 31 to December 31. @ Calculated based upon average shares outstanding.
(a)  Not annualized.
  #  Short periods have been annualized.

JPMORGAN SMALL CAP GROWTH FUND


                                                                  10/31/01*
                                                    YEAR ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                      12/31/02    12/31/01^
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $     9.30   $     7.77
---------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                        (0.06)@      (0.01)

     Net Gains or Losses on Securities
       (both realized and unrealized)                    (3.68)        1.54
                                                    ----------   ----------
     Total from Investment Operations                    (3.74)        1.53

   Less Distributions:

     Dividends from Net Investment Income                   --           --

     Distributions from Capital Gains                       --           --
                                                    ----------   ----------
     Total Distributions                                    --           --

Net Asset Value, End of Period                      $     5.56   $     9.30
---------------------------------------------------------------------------
TOTAL RETURN                                            (40.22%)      19.69%(a)
===========================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
     Net Assets, End of Period (millions)           $       --+  $       --+
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------
     Net Expenses                                         1.10%        1.10%
---------------------------------------------------------------------------
     Net Investment Income (Loss)                        (0.89%)      (0.88%)
---------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                              24.20%!!      9.40%!!
---------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings credits              (23.99%)!!    (9.18%)!!
---------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     76%          25%(a)
---------------------------------------------------------------------------



  ^  The Fund changed its fiscal year end from September 30 to December 31.
  *  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

JP MORGAN U.S. EQUITY FUND



                                                                  6/1/01
                                                  YEAR ENDED     THROUGH      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^        5/31/01       5/31/00       5/31/99       5/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  10.44    $  11.21      $    12.66    $    14.62    $    14.96    $    14.36
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                       0.05        0.03@           0.05          0.09          0.10          0.10

     Net Gains or Losses on Securities
       (both realized and unrealized)                  (2.83)      (0.68)          (0.94)         0.24          2.28          3.45
                                                    --------    --------      ----------    ----------    ----------    ----------
     Total from Investment Operations                  (2.78)      (0.65)          (0.89)         0.33          2.38          3.55

   Less Distributions:

     Dividends from Net Investment Income               0.05        0.04            0.05          0.09          0.11          0.13

     Distributions from Capital Gains                     --        0.08            0.51          2.20          2.61          2.82
                                                    --------    --------      ----------    ----------    ----------    ----------
     Total Distributions                                0.05        0.12            0.56          2.29          2.72          2.95

Net Asset Value, End of Period                      $   7.61    $  10.44      $    11.21    $    12.66    $    14.62    $    14.96
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (26.62%)     (5.76%)(a)      (7.10%)        2.20%        18.39%        28.35%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)           $    225    $    348      $      312    $      387    $      441    $      448
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net Expenses                                       0.79%       0.79%           0.79%         0.78%         0.79%         0.78%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                       0.57%       0.44%           0.41%         0.59%         0.70%         0.71%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                             0.92%       0.85%           0.79%         0.78%         0.79%         0.78%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings Credits              0.44%       0.38%           0.41%         0.59%         0.70%         0.71%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                 83%         48%(a)          81%           89%           84%          106%
----------------------------------------------------------------------------------------------------------------------------------



  + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization. Prior periods have been restated to reflect the split.
  ^  The Fund changed its fiscal year end from May 31 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized.
  #  Short periods have been annualized.
  ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

JPMORGAN U.S. SMALL COMPANY FUND+



                                                                  6/1/01
                                                  YEAR ENDED     THROUGH      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^        5/31/01       5/31/00       5/31/99       5/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  12.57    $  13.43      $    14.45    $    11.49    $    14.76    $    13.89
-----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                       0.03        0.04@           0.05            --          0.04          0.06

     Net Gains or Losses on Securities
       (both realized and unrealized)                  (2.60)      (0.79)           0.04          2.97         (1.76)         2.97
                                                    --------    --------      ----------    ----------    ----------    ----------
     Total from Investment Operations                  (2.57)      (0.75)           0.09          2.97         (1.72)         3.03

   Less Distributions:

     Dividends from Net Investment Income               0.03        0.05            0.03          0.01          0.04          0.07

     Distributions from Capital Gains                     --        0.06            1.08            --          1.51          2.09
                                                    --------    --------      ----------    ----------    ----------    ----------
     Total Distributions                                0.03        0.11            1.11          0.01          1.55          2.16

Net Asset Value, End of Period                      $   9.97    $  12.57      $    13.43    $    14.45    $    11.49    $    14.76
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (20.48%)     (5.56%)(a)       0.75%        25.90%       (10.95%)       23.37%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)           $    199    $    286      $      296    $      285    $      187    $      262
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                       1.01%       1.01%           1.01%         1.00%         1.02%         0.97%
-----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                       0.23%       0.39%           0.35%         0.05%         0.34%         0.39%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                             1.10%       1.04%           1.01%         1.00%         1.02%         1.03%
-----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings Credits              0.14%       0.36%           0.35%         0.05%         0.34%         0.33%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                 90%         48%(a)         110%          104%          104%           96%
-----------------------------------------------------------------------------------------------------------------------------------



  ^  The Fund changed its fiscal year end from May 31 to December 31.
  + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization. Prior periods have been restated to reflect the split.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized.
  #  Short periods have been annualized.
  ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND



                                                                  6/1/01                                                 6/16/97*
                                                  YEAR ENDED     THROUGH       YEAR ENDED    YEAR ENDED    YEAR ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                    12/31/02    12/31/01^         5/31/01       5/31/00       5/31/99     5/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  10.48    $  12.19      $    15.90    $    12.17    $    12.57    $  10.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income (Loss)                      (0.09)      (0.04)          (0.07)           --         (0.01)      (0.02)

     Net Gains or Losses on Securities
       (both realized and unrealized)                  (3.35)      (1.67)          (2.29)         3.73         (0.08)       2.59
                                                    --------    --------      ----------    ----------    ----------    --------
     Total from Investment Operations                  (3.44)      (1.71)          (2.36)         3.73         (0.09)       2.57

   Less Distributions:

     Distributions from Capital Gains                     --          --            1.35            --          0.31          --
                                                    --------    --------      ----------    ----------    ----------    --------
Net Asset Value, End of Period                      $   7.04    $  10.48      $    12.19    $    15.90    $    12.17    $  12.57
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (32.82%)    (14.03%)(a)     (15.51%)       30.65%        (0.49%)     25.70%(a)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (millions)           $     55    $    195      $      339    $      529    $      286    $    189
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net expenses                                       1.02%       1.02%           0.99%         0.99%         1.07%       1.19%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                      (0.66%)     (0.50%)         (0.35%)       (0.47%)       (0.42%)     (0.37%)
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements
       and Earnings Credits                             1.17%       1.07%           0.99%         0.99%         1.07%       1.25%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) Without Waivers,
       Reimbursements and Earnings Credits             (0.81%)     (0.55%)         (0.35%)       (0.47%)       (0.42%)     (0.43%)
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                100%         55%(a)         117%          132%          116%         73%(a)
--------------------------------------------------------------------------------------------------------------------------------



  ^  The Fund changed its fiscal year end from May 31 to December 31.
  *  Commencement of operations.
(a)  Not annualized.
  #  Short periods have been annualized.
  ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Small Company Opportunities Portfolio ("USSCOP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCOP.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-622-4273 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: PUBLICINFO@SEC.GOV


Reports, a copy of the SAIs and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


The Funds' Investment Company Act File Nos. are as follows:


        JPMorgan Capital Growth Fund                811-5151
        JPMorgan Disciplined Equity Fund            811-7342
        JPMorgan Diversified Fund                   811-7342
        JPMorgan Dynamic Small Cap Fund             811-5151
        JPMorgan Equity Growth Fund                 811-5526
        JPMorgan Equity Income Fund                 811-5526
        JPMorgan Growth and Income Fund             811-5151
        JPMorgan Mid Cap Equity Fund                811-7843
        JPMorgan Mid Cap Value Fund                811-08189
        JPMorgan Small Cap Equity Fund              811-5151
        JPMorgan Small Cap Growth Fund             811-08189
        JPMorgan U.S. Equity Fund                   811-7342
        JPMorgan U.S. Small Company Fund            811-7342
        JPMorgan U.S. Small Company
                Opportunities Fund                  811-7340



(C)J.P. Morgan Chase & Co. All Rights Reserved. May 2003

                                                                      PR-EQS-503

                           JPMORGAN U.S. EQUITY FUNDS



                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2003



                    J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
                    (formerly Mutual Fund Investment Trust)
               JPMORGAN EQUITY GROWTH FUND ("Equity Growth Fund") JPMORGAN EQUITY INCOME FUND ("Equity Income Fund")
              JPMORGAN MID CAP GROWTH FUND ("Mid Cap Growth Fund")



    This Statement of Additional Information is not a Prospectus but contains additional information which should be read in conjunction with the Prospectuses (each a "Prospectus") dated May 1, 2003 for Equity Growth Fund, Equity Income Fund and Mid Cap Growth Fund (each a "Fund," collectively the "Funds") as supplemented from time to time. Additionally, this Statement of Additional Information incorporates by reference the financial statements included in the Shareholder Reports relating to the Funds listed above dated December 31, 2002. The Prospectuses and the Financial Statements, included in the Independent Accountants' Reports, are available, without charge upon request by contacting J.P. Morgan Fund Distributors, Inc., the Funds' distributor (the "Distributor"), at 522 Fifth Avenue, New York, NY 10036.



    For more information about the Funds or the financial statements, simply write or call for:



    SELECT CLASS, CLASSES A, B AND C SHARES:     INSTITUTIONAL CLASS SHARES:

    JPMorgan Funds Service Center                JPMorgan Institutional Funds Service Center
    P.O. Box 219392                              500 Stanton Christiana Road
    Kansas City, MO 64121-9392                   Newark, Delaware 19713
    1-800-348-4782                               1-800-766-7722



                                                                  SAI-EQMFIT-503

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

General...........................................    3
Investment Strategies and Policies................    4
Investment Restrictions...........................   18
Performance Information...........................   22
Net Asset Value...................................   25
Purchases, Redemptions and Exchanges..............   26
Distributions and Tax Matters.....................   31
Trustees..........................................   36
Officers..........................................   40
Codes of Ethics...................................   42
Investment Adviser................................   42
Administrator and Sub-Administrator...............   44
Shareholder Servicing.............................   46
Distributor.......................................   47
Distribution Plan.................................   47
Custodian.........................................   49
Transfer Agent....................................   49
Financial Professionals...........................   49
Independent Accountants...........................   50
General Information...............................   50
Financial Statements..............................   51
Appendix A--Description of Certain Obligations
  Issued or Guaranteed By U.S. Government Agencies
  or Instrumentalities............................  A-1
Appendix B--Description of Ratings................  B-1

                                    GENERAL



    J.P. Morgan Mutual Fund Investment Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on September 23, 1997. Effective April 30, 2003, the name of the Trust was changed from Mutual Fund Investment Trust to J.P. Morgan Mutual Investment Trust. This Statement of Additional Information ("SAI") describes the Equity Growth Fund, Equity Income Fund and Mid Cap Growth Fund. The Funds are diversified as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Trustees of the Trust have authorized the issuance and sale of up to five classes of the Funds:
Institutional Class, Select Class, Class A, Class B and Class C Shares. Currently, the Funds are offering Select Class, Class A, Class B and Class C Shares except JPMorgan Mid Cap Growth Fund which offers only Class A and B Shares.



    Prior to a name change effective December 3, 2001, the JPMorgan H&Q IPO & Emerging Company Fund was named Mid Cap Growth Fund.



    As of September 10, 2001, the Institutional Class shares of Equity Growth Fund and Equity Income Fund were renamed Select Class.



    Prior to September 10, 2001, the Equity Growth Fund operated under a master/feeder fund structure. Under this structure, the Fund sought to achieve its investment objective by investing all of its investable assets in an open-end management investment company which had the same investment objective as the Fund. The Equity Growth Fund invested in the Equity Growth Portfolio (the "Portfolio"). The Portfolio was a separate series of Mutual Fund Master Investment Trust (the "Master Trust," and with the Trust, the "Trusts"), an open-end management investment company that was organized as a business trust under the laws of the Commonwealth of Massachusetts.



    Effective March 23, 2001, the JPMorgan H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, a predecessor fund in a tax-free reorganization. Certain shareholders who held shares in the above-referenced predecessor fund have special rights (including reduced fees) with respect to the Mid Cap Growth Fund.


    Effective February 28, 2001, the following Funds were renamed with the approval of the Board of Trustees of the Trust:


NEW NAME                                                      FORMER NAME
--------                                                      -----------
JPMorgan Equity Growth Fund                                   Chase Equity Growth Fund
JPMorgan Equity Income Fund                                   Chase Equity Income Fund



    Effective after the close of business on February 16, 2001, Investor Class and Premier Class shares of Equity Growth Fund and Equity Income Fund were renamed Class A and Institutional Class shares, respectively.



    Effective January 1, 1998, the Equity Growth and Equity Income Funds of the AVESTA Trust, a collective investment trust, were converted and redomiciled into the corresponding portfolios of the Trust (the "Avesta Conversion").



    The Funds are advised by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM(USA)" or the "Adviser").



    The shares of the Funds are collectively referred to in this SAI as the "Shares."



    This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.



    This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds' executive offices are located at 522 Fifth Avenue, New York, NY 10036.

    Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by JPMorgan Chase Bank, an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.


                       INVESTMENT STRATEGIES AND POLICIES



    U.S. GOVERNMENT SECURITIES. Each of the Funds may invest in U.S. government securities. U.S. government securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury,
(b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government to purchase certain obligations of the U.S. government agency or instrumentality, or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. government include but are not limited to:
Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. government. Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. government agencies or instrumentalities, see Appendix A.



    In addition, certain U.S. government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities intends normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its restriction on investment in illiquid securities.



    BANK OBLIGATIONS. The Funds may invest in bank obligations. Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of the U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market; there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years. Investments in bank obligations are limited to those of U.S banks (including their foreign branches) which have assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation and foreign banks (including their U.S. branches) having total assets in excess of $1 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the Adviser to meet comparable credit standing criteria.



    The Funds will not invest in obligations for which the Adviser, or any of their affiliated persons, is the ultimate obligor or accepting bank.


    FOREIGN SECURITIES. For purposes of a Fund's investment policies, an issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives its revenues from goods produced or sold, investments made or services performed in such country or has at least 50% of its assets situated in such country.


    DEPOSITARY RECEIPTS. The Equity Growth Fund and Equity Income Fund may investment in depositary receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored depositary receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt. The Mid Cap Growth Fund is not subject to this limitation.



    The Funds may invest its assets in securities of multinational companies in the form of American Depositary Receipts ("ADR"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


    ECU OBLIGATIONS. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

    SUPRANATIONAL OBLIGATIONS. Supranational organizations include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Union, which is a fifteen-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations, steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment, and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational organizations are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investments.


    CORPORATE REORGANIZATIONS. In general, securities that are the subject of a tender or exchange offer or proposal to sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.


    EQUITY SECURITIES. The equity securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

    Preferred stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    The convertible securities in which the Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors but senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors but senior to the claims of common shareholders.

    WARRANTS AND RIGHTS. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.


    COMMERCIAL PAPER. The Funds may invest in commercial paper. Commercial paper is defined as short term obligations with maturities from 1 to 270 days issued by banks, corporations, or other borrowers to investors with temporary idle cash. Commercial paper includes master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies a Fund's quality restrictions. Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of an affiliate of the Adviser to whom such affiliate, in its capacity as a commercial bank, has made a loan.



    REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short; from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities.


    FORWARD COMMITMENTS. The Funds may purchase securities on a forward commitment basis. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission ("SEC") concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash or liquid securities equal to the amount of such Fund's commitment will be established with such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitment by the respective Fund.

    Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

    To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

    FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them.

    The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

    The securities in which certain Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institution or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

    A Fund may have the right to sell the Participation Certificate back to the institution issuing and draw on the letter of credit or insurance policy on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificate would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although a Fund retains the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishment of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.


    The Adviser monitors on an ongoing basis, the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.


    Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


    The SEC has granted an exemptive order permitting each Fund to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from such Fund in an amount sufficient to offset any doubling up of investment advisory, administration or shareholder servicing fees.



    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed upon price and date. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements, mortgage dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.



    ZERO COUPON AND STRIPPED OBLIGATIONS. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The risk is greater when the period to maturity is longer. Each Fund may invest in stripped obligations where the underlying obligations are backed by the full faith and credit of the U.S. government.



    The Mid Cap Growth Fund may invest in zero coupon obligations issued by governmental and private issuers. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by a Fund in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. Because no cost is received at the time of accrual such fund may need to liquidate other portfolio securities to satisfy its distribution obligations.


    Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.


    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length. For purposes of its restriction on investment in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as a Fund, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in a transaction exempt from registration under the Securities Act.


    One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the adviser the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' purchases and sales of Rule 144A securities and
Section 4(2) paper.

    STAND-BY COMMITMENTS. Each Fund may utilize stand-by commitments in securities sales transactions. In a put transaction, a Fund acquires the right to sell a security at an agreed-upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.

    A stand-by commitment is subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.


    LOANS OF PORTFOLIO SECURITIES. Each of the Funds may lend its securities if such loans are secured continuously by cash collateral in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Adviser or the Distributor, unless otherwise permitted by applicable law. The voting rights with respect to loaned securities may pass with the lending of the securities, but the Board of Trustees is entitled to call loaned securities to vote proxies, or otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan, when the Board of Trustees believes it necessary to vote. All forms of borrowing (including reverse repurchase agreements, mortgage dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.



    There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.



    REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity REITs will depend upon the value of the underlying properties, and the value of mortgage REITs will be sensitive to the value of the underlying loans or interests. A shareholder in a Fund that invests in REITs will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through treatment of income, or its failure to maintain exemption from registration under the 1940 Act.


       ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED TRANSACTIONS

    INTRODUCTION. As explained more fully below, the Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indices. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

    Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

    Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

    The value of some derivative or similar instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors and, like other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser inaccurately forecast such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

    Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current Prospectuses as well as provide useful information to prospective investors.

    RISK FACTORS. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund may invest may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its Adviser to forecast these factors correctly. Inaccurate forecasts may expose the Fund to a risk of loss.

    There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The Adviser may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

    Strategies not involving hedging may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.


    Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading" and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.



    OPTIONS ON SECURITIES, SECURITIES INDICES AND DEBT INSTRUMENTS. A Fund may purchase, sell or exercise call and put options on (i) securities,
(ii) securities indices, and (iii) debt instruments. Specifically, each Fund may
(i) purchase, write and exercise call and put options on securities and securities indices (including using options in combination with securities, other options or derivative instruments), (ii) enter into swaps, futures contracts and options on futures contracts, (iii) employ forward currency contracts, and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.


    Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

    One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities a Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

    In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund writing a covered call (i.e., where the underlying securities are held by the Fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The Funds will not write uncovered options.

    If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may purchase or sell (i) interest rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

    The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices and economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

    Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

    When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

    Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or futures options which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

    FORWARD CONTRACTS. A Fund may use foreign currency and interest rate forward contracts for various purposes as described below.

    Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

    A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

    A Fund may also use forward contracts to hedge against changes in interest rates, increase exposure to a market, or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.


    INTEREST RATE AND CURRENCY TRANSACTIONS. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value ("NAV") of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.


    The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

    A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

    A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser believes that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

    The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

    A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

    MORTGAGE-RELATED SECURITIES. A Fund may purchase mortgage-backed securities, i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration, which guarantees are supported only by the discretionary authority of the U.S. government to purchase the relevant agency's obligations. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

    The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security. In addition, as with callable fixed-income securities generally, if a Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium.

    A Fund may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. government or U.S. government-related entities, and their income streams.

    CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

    REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

    The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund may also invest in debentures and other securities of REITs. As new types of mortgage-related securities are developed and offered to investors, the Funds may consider making investments in such new types of mortgage-related securities.


    MORTGAGE DOLLAR ROLLS TRANSACTIONS. Under a mortgage "dollar roll", a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. All forms of borrowing (including reverse repurchase agreements, mortgage dollar rolls and securities lending) are limited in the aggregate may not exceed 33 1/3% of a Fund's total assets.



    ASSET-BACKED SECURITIES. A Fund may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The adviser expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, Certificates for Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the Adviser will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.


    STRUCTURED PRODUCTS. A Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.


    A Fund may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in such difference between the prices or interest rates, as the case may be. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

    Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund invests may be deemed illiquid and subject to its restriction on illiquid investments.


    Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.


    ADDITIONAL RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission) and each Fund will limited it's use of futures contracts and options on futures contracts so that it will not be a "commodity pool operator" for purposes of the federal commodities laws.


    When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

    In addition to the foregoing requirements, the Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by a Fund not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.


                            INVESTMENT RESTRICTIONS


    The Funds have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or
(ii) more than 50% of the outstanding shares of a Fund.

    Each Fund:

        (1) may not borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

        (2) may make loans to other persons, in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law;

        (3) may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U.S. government securities, positions in such options and futures shall not be subject to this restriction.

        (4) may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

        (5) may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

        (6) may not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order;
    (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and
    (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

        (7) may not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.

    In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (2) above, loan participations are considered to be debt instruments. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

    In addition, each Fund is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

        (1) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund.

        (2) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

        (3) Each Fund may not invest more than 15% of its net assets in illiquid securities.

        (4) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

        (5) Except as specified above, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

        (6) In addition, the Mid Cap Growth Fund may not, with respect to 50% of its asset, hold more than 10% of the outstanding shares of an issuers.

    For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

    In order to permit the sale of its shares in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should a Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of shares in the state involved.

    If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

    For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

    Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the Adviser and who is appointed and supervised by senior officers of such Adviser. Changes in a Fund's investments are reviewed by the Board of Trustees of the Trust. The portfolio managers may serve other clients of the Adviser in a similar capacity.

    The frequency of a Fund's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Adviser will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if the Adviser believes a transaction, net of costs (including custodian charges), will help it achieve its investment objective. Funds investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.


    For the fiscal periods indicated the Funds' portfolio turnover rates for the periods indicated were as follows:



                                            FISCAL      FISCAL
                                          YEAR ENDED  YEAR ENDED
                                          12/31/01*    12/31/02
                                          ----------  ----------
Equity Growth Fund                           98%         50%
Equity Income Fund**                          4%         167%



                                                  PERIOD
                                       FISCAL    10/01/01     FISCAL
                                     YEAR ENDED   THROUGH   YEAR ENDED
                                      09/30/01   12/31/01^   12/31/02
                                     ----------  ---------  ----------
Mid Cap Growth Fund***                  159%       135%        39%


  * For the period August 11, 1999 through September 9, 2001, the Fund invested all of its investable assets in the Portfolio, therefore during this period the portfolio turnover reflects that of the Portfolio.
 ** The variation in portfolio turnover for the Equity Income Fund from the fiscal year ended December 31, 2001 to the fiscal year ended December 31, 2002 resulted significantly from the higher than usual share activity related to the Fund's change in portfolio managers during the current fiscal year.

*** The variation in portfolio turnover for the Mid Cap Growth Fund from the fiscal year ended December 31, 2001 to the fiscal year ended December 31, 2002 resulted significantly from the higher than usual share activity related to the Fund's selection of a new benchmark index in the preceding fiscal year.
  ^  The Fund changed its fiscal year-end from 9/30 to 12/31.




    Under the advisory agreement, the Adviser is obligated to use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the Adviser, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Adviser is not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and is not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.



    Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for a Fund by the Adviser. At present, no other recapture arrangements are in effect.



    Under the advisory agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, the Funds and/or other accounts for which the Adviser exercise investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes: (i) advice as to the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities;
(iii) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iv) effecting securities transactions and performing functions incidental thereto such as clearance and settlement.



    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the advisory agreement. The advisory fees that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.


    In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the Adviser's other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may be that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more other clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

    Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase & Co. ("J.P. Morgan Chase") act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Fund and any other investment company having the same investment adviser, and that no shares will be purchased from the Distributor or any of its affiliates.


    For the fiscal periods indicated, the Funds paid brokerage commissions as follows:



                                       FISCAL      FISCAL      FISCAL
                                     YEAR ENDED  YEAR ENDED  YEAR ENDED
                                      12/31/00    12/31/01    12/31/02
                                     ----------  ----------  ----------
Equity Growth Fund                    $    N/A    $ 83,645    $102,620
Equity Income Fund                     104,847      39,548     208,526



                                 PERIOD                 PERIOD
                                10/29/99*    FISCAL    10/01/01     FISCAL
                                 THROUGH   YEAR ENDED   THROUGH   YEAR ENDED
                                09/30/00    09/30/01   12/31/01^   12/31/02
                                ---------  ----------  ---------  ----------
Mid Cap Growth Fund                  N/A         N/A   $210,205    $115,577



  *  Commencement of operations.
  ^  The Fund changed its fiscal year-end from 9/30 to 12/31.




                            PERFORMANCE INFORMATION



    From time to time the Funds may quote performance in terms of yield, actual distributions of average annual total returns before and after taxes or capital appreciation in reports, sales literature and advertisements published by the Funds. Shareholders may obtain current performance information by calling the number provided on the cover page of this SAI. See also the Prospectuses.



    A Fund may provide periodic and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in NAV per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable CDSC imposed on a total redemption of shares held for the period. One-, five- and ten-year periods will be shown, unless a Fund has been in existence for a shorter period.

    Average annual total returns are calculated based on the following formulas:

       Average annual total returns (before taxes):
             P (1 + T)TO THE POWER OF n = ERV

       Average annual total returns (after taxes on distributions):
             P (1 + T)TO THE POWER OF n = ATV(D)

       Average annual total returns (after taxes on distributions and sale of Fund shares)
             P (1 + T)TO THE POWER OF n = ATV(DR)

Where:  P      =    a hypothetical initial payment of $1,000.
        T      =    average annual total return (before taxes, after taxes on
                    distributions, or after taxes on distributions and sale of
                    Fund shares, as applicable).
        n      =    number of years
        ERV    =    ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional
                    portion).
        ATV(D) =    ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions but not after taxes on
                    redemption.
        ATV(DR) =   ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions and redemption.


                     AVERAGE ANNUAL TOTAL RATE OF RETURNS*
      (INCLUDING SALES CHARGES AS SET FORTH IN THE APPLICABLE PROSPECTUS)



                                                     FISCAL YEARS ENDED 12/31/02
                           -------------------------------------------------------------------------------
                                                                                   SINCE         DATE OF
                               1 YEAR           5 YEARS         10 YEARS        INCEPTION**     INCEPTION
                           ---------------  ---------------  ---------------  ---------------  -----------

EQUITY GROWTH FUND
    Class A Shares --
      before taxes                  -32.36%           -4.99%            5.04%
    Class A Shares --
      after taxes on
      distributions                 -32.36%           -6.14%            4.40%
    Class A Shares --
      after taxes on
      distributions and
      sale of fund shares           -19.87%           -3.40%            4.51%
    Class B Shares --
      before taxes                  -32.29%           -4.38%            5.53%
    Class B Shares --
      after taxes on
      distributions                 -32.29%           -5.56%            4.89%
    Class B Shares --
      after taxes on
      distributions and
      sale of fund shares           -19.83%           -2.90%            4.95%
    Class C Shares --
      before taxes                  -29.41%           -4.12%            5.52%
    Class C Shares --
      after taxes on
      distributions                 -29.41%           -5.28%            4.48%
    Class C Shares --
      after taxes on
      distributions and
      sale of fund shares           -18.06%           -2.70%            4.94%
    Select Class
      Shares -- before
      taxes                         -28.03%           -3.63%            5.79%
    Select Class
      Shares -- after
      taxes on
      distributions                 -28.03%           -4.80%            5.15%
    Select Class
      Shares -- after
      taxes on
      distributions and
      sale of fund shares           -17.21%           -2.35%            5.16%
EQUITY INCOME FUND
    Class A Shares --
      before taxes                  -25.88%           -2.49%            7.05%
    Class A Shares --
      after taxes on
      distributions                 -26.53%           -4.01%            6.21%
    Class A Shares --
      after taxes on
      distributions and
      sale of fund shares           -15.53%           -1.67%            6.12%

                                                     FISCAL YEARS ENDED 12/31/02
                           -------------------------------------------------------------------------------
                                                                                   SINCE         DATE OF
                               1 YEAR           5 YEARS         10 YEARS        INCEPTION**     INCEPTION
                           ---------------  ---------------  ---------------  ---------------  -----------

    Class B Shares --
      before taxes                  -25.54%           -1.77%            7.59%
    Class B Shares --
      after taxes on
      distributions                 -26.10%           -3.27%            6.78%
    Class B Shares --
      after taxes on
      distributions and
      sale of fund shares           -15.31%           -1.07%            6.62%
    Class C Shares --
      before taxes                  -22.50%           -1.51%            7.59%
    Class C Shares --
      after taxes on
      distributions                 -23.06%           -2.99%            6.78%
    Class C Shares --
      after taxes on
      distributions and
      sale of fund shares           -13.44%           -0.86%            6.62%
    Select Class
      Shares -- before
      taxes                         -21.06%           -1.06%            7.83%
    Select Class
      Shares -- after
      taxes on
      distributions                 -21.85%           -2.70%            6.94%
    Select Class
      Shares -- after
      taxes on
      distributions and
      sale of fund shares           -12.54%           -0.59%            6.78%
MID CAP GROWTH FUND                                                                              10/29/99
    Class A Shares --
      before taxes                  -33.52%             N/A              N/A          -28.54%
    Class A Shares --
      after taxes on
      distributions                 -33.52%             N/A              N/A          -28.64%
    Class A Shares --
      after taxes on
      distributions and
      sale of fund shares           -20.58%             N/A              N/A          -20.82%
    Class B Shares --
      before taxes                  -33.56%             N/A              N/A          -28.40%
    Class B Shares --
      after taxes on
      distributions                 -33.56%             N/A              N/A          -28.50%
    Class B Shares --
      after taxes on
      distributions and
      sale of fund shares           -20.60%             N/A              N/A          -20.72%



  * Date of inception and performance for each class reflects, if applicable, the performance of another feeder, class or predecessor fund that invests (or during the relevant period invested) in the same portfolio of securities.
 **  If Fund has less than 10 years.




    The tax rate used for calculating after-tax performance is the maximum (marginal) rate of 38.6%.



    GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.



    Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated in the Prospectuses or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.



    From time to time, the Funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated Fund holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds;
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the Funds) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

                                NET ASSET VALUE


    Each of the Funds computes its NAV once daily Monday through Friday at the time indicated in the Prospectuses. The NAV will not be computed on the days the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which NAV is determined are the Funds' business days.



    The NAV of each class of a Fund is equal to the value of such class's pro rata portion of the Fund's investments less the Fund's class's pro rata portion of the liabilities. The following is a discussion of the procedures used by the Funds in valuing their assets.



    The value of investments listed on a domestic or foreign securities exchange is based on the last sale price the exchange on which a security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. For foreign listed shares, if there has been no sale on the primary exchange on the valuation date, and the average of the bid and asked quotations on the exchange is less than or equal to the last sale price of the local shares, on the valuation date the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange and asked quotations is greater than 10% of the bid price, or the last quoted sale for local shares is less than or equal to the average of the bid and asked quotations for the foreign listed shares), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.



    Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges which is currently 4:10 p.m. Eastern Standard Time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., Eastern Standard Time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of each Fund's NAV.



    Fixed-income securities with a maturity of 60 days or more, are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Fixed income securities with a remaining maturity of less than 60 days will be valued using the amortized cost method.



    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.



    Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., Eastern Standard Time. Options and futures traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of each Fund's NAV. Non-listed over-the-counter ("OTC") options and swaps shall be valued at the closing price provided by a counterparty or third party broker.

    For purposes of calculating NAV all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date. Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when a Fund's NAV is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.


                      PURCHASES, REDEMPTIONS AND EXCHANGES


    The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each Fund reserves the right to request that the investor buy more shares or close the investor's account. If an investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. DST Systems, Inc., the transfer agent of the Funds, ("DST" or "Transfer Agent") may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.



    An investor may buy shares in a Fund by: (i) through an investment representative; (ii) through the Distributor by calling the JPMorgan Service Center or the JPMorgan Institutional Funds Service Center, as applicable; or
(iii) for the purchase Class A, B or C Shares, an investor may also buy through the Systematic Investment Plan. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.



    The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day a Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for a Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities.



    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).



    The Trust, on behalf of the Funds, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the NAV of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.



    Each investor in a Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of such Fund by the percentage representing that investor's share of the aggregate beneficial interests in such Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.



    The public offering price of Class A shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Distributor as shown in the following table, except when the Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer.


    The broker-dealer allocation for Funds with a 5.75% sales charge on Class A shares is set forth below:

                                                             AMOUNT OF
                                      SALES CHARGE AS A     SALES CHARGE
                                        PERCENTAGE OF:      REALLOWED TO
                                     --------------------   DEALERS AS A
AMOUNT OF TRANSACTION AT             OFFERING  NET AMOUNT  PERCENTAGE OF
OFFERING PRICE ($)                    PRICE     INVESTED   OFFERING PRICE
------------------                   --------  ----------  --------------
Under 100,000                           5.75       6.10           5.00
100,000 but under 250,000               3.75       3.90           3.25
250,000 but under 500,000               2.50       2.56           2.25
500,000 but under 1,000,000             2.00       2.04           1.75

   There is no initial sales charge on purchases of Class A shares of $1 million or more.


    At times the Distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A shares of a Fund may be deemed to be underwriters under the Securities Act.



    The Distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Distributor may withhold such payments with respect to short-term investments.



    Effective January 1, 2002, if shares are redeemed within 12 months of the purchase date, broker-dealers that have received the commissions described above will be required to reimburse the Distributor: (i) 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for up to 6 months or (ii) 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for 6 to 12 months.



    The Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A shares of less than $1 million to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the broker-dealers that have received these commissions will be required to reimburse the

Distributor up to 1.00% of the lower of cost of the shares being redeemed or their NAV at the time of redemption.



    Investors may be eligible to buy Class A shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if the investor is using redemption proceeds received within the prior 90 days from non-JPMorgan mutual funds to buy his or her shares, and on which he or she paid front-end or contingent deferred sales charges.


    Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.


    Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other JPMorgan Fund (or if a fund has only one class, shares of such fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.


    The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.


    Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) NAV or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.


    An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

    A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at a discount, and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of a Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    No initial sales charge will apply to the purchase of a Fund's Class A shares if the investor is (i) investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds,
(ii) investing through any qualified retirement plan with 50 or more participants, or (iii) a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

    Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

    Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund, or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

    Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the JPMorgan Funds Service Center.


    A Fund may sell Class A shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of J.P. Morgan Chase, the Distributor and Transfer Agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares), and financial institution trust departments investing an aggregate of $1 million or more in JPMorgan Funds.



    Shareholders of record of any former Chase Vista Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any former Chase Vista Fund, provided there is no change in account registration.



    Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or invest distributions from their funds in, shares of the Funds at NAV.



    REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in the Fund at NAV next determined subject to written request within 90 calendar days of a redemption. The reinstatement request must be accompanied by payment for the shares (in an amount not in excess of the redemption proceeds), and shares will be purchased at the next determined NAV. Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of the redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.



    EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Fund may discontinue this exchange privilege at any time.



    The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Funds at NAV.



    Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are permitted to be offered and sold where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.



    The Distributor currently expects to pay broker-dealers a commission of 4.00% of the offering price on sales of Class B shares and a commission of 1.00% of the offering price on sales of Class C shares. The Distributor keeps the entire amount of any CDSC the investor pays.


    The CDSC for Class B and Class C shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the CDSC will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA;
(v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

    The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to expiration of the CDSC Period, as defined below.


    Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converted. The conversion of Class B shares purchased on or after May 1, 1996 will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative NAVs per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Class A Shares occurs within 90 days of the redemption of the Class B (or C) Shares, there is no initial sales charge (not in excess of redemption). At the time of the conversion, the NAV per share of the Class A shares may be higher or lower than the NAV per share of the Class B shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

    MID CAP GROWTH FUND. Holders of Class B shares in the former JPMorgan H&Q IPO & Emerging Company Fund, the predecessor of the Mid Cap Growth Fund, who received Class B shares in the Mid Cap Fund as part of the reorganization of the Mid Cap Growth Fund and the predecessor fund on March 23, 2001 will generally pay a lower deferred sales charge on the shares received in the reorganization than on shares subsequently purchased. Class B shares received in the reorganization will have the CDSC set forth in Column 3, while shares purchased after the reorganization or acquired in a subsequent purchase will have the CSDC set forth in Column 2. The Class B shares purchased after the reorganization will cease to have a CSDC six years after a purchase (as opposed to five years for Class B shares acquired in the reorganization). Those shares will convert to Class A shares nine years after a purchase (as opposed to six years for Class B shares acquired in the reorganization). In determining the sales charge on Class B shares received as part of the reorganization, the holding period will refer back to when the Class B shares of the predecessor fund were purchased, not when the Class B shares of Mid Cap Growth Fund were received in the reorganization.


                                                               CONTINGENT DEFERRED SALES CHARGE*
                                       ----------------------------------------------------------------------------------
                                                   SHARES RECEIVED                           SHARES RECEIVED
                YEARS HELD                       AFTER REORGANIZATION                       IN REORGANIZATION
                ----------             ----------------------------------------  ----------------------------------------
                          1                               5%                                        5%
                          2                               4%                                        4%
                          3                               3%                                        3%
                          4                               3%                                        3%
                          5                               2%                                        1%
                          6                               1%                            Convert to Class A shares
                          7                              None                                       --
                          8                              None                                       --
                          9                   Convert to Class A shares                             --

   * Purchasers acquiring Class B shares of the Mid Cap Growth Fund after the reorganization between the Fund and the predecessor fund will pay a CDSC as described in Column 2.

    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

                         DISTRIBUTIONS AND TAX MATTERS


    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectuses are not intended as substitutes for careful tax planning.


                QUALIFICATION AS A REGULATED INVESTMENT COMPANY


    Each Fund has elected to be taxed as a regulated investment company (a "RIC") under Subchapter M of the Code, and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.



    In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must: derive at least 90% of its gross income from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.


    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

    Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Investment Policy and Restrictions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), or accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out), and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions and will make the appropriate tax elections and the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES


    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending
November 30 or December 31, for its taxable year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS

    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with a holding period of more than five years beginning after December 31, 2000.

    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

    Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the rules of Code Sections 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirement with respect to its shares of a Fund.

    For purposes of the corporate alternative minimum tax ("AMT"), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

    Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

    Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.


    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.



    Each Fund may invest in equity securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs")), the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporations, including any gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribution to shareholders in accordance with the distribution requirements set forth above, a pro rata portion of the QEFs's ordinary earnings and net capital gain, whether or not distributed to the Fund.



    Alternatively, a Fund will be permitted to "mark to market" any marketable stock held by it in a PFIC. If the Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements set forth above, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.


    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

    As of December 31, 2002, the following Funds have capital loss carryforwards:



                                                                          EXPIRATION
                                                               AMOUNTS       DATE
                                                              ---------   ----------
Equity Growth Fund                                            $     17     12/31/06
                                                                   710     12/31/07
                                                                 6,334     12/31/08
                                                                20,694     12/31/09
                                                                16,150     12/31/10
                                                              --------     --------
                                                                43,905^

Equity Income Fund                                            $  6,018     12/31/10

Mid Cap Growth Fund                                           $  8,120     12/31/08
                                                               224,437     12/31/09
                                                                28,364     12/31/10
                                                              --------     --------
                                                               260,921



  ^ The above capital loss carryover includes $7,062 of losses acquired from Chase Vista Equity Growth Fund.

    The capital loss carryforwards are available to offset future capital gains.


    A Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's Federal Income tax liability provided the appropriate information is furnished to the IRS.

                          SALE OR REDEMPTION OF SHARES

    A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

                              FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

                          STATE AND LOCAL TAX MATTERS

    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          EFFECT OF FUTURE LEGISLATION

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


                                    TRUSTEES



    The names of the Trustees of the Funds, together with information regarding their dates of birth ("DOB"), positions with the Trust, principal occupations and other board memberships in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act") or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.



                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                    FUND
           NAME (DOB);                                                           COMPLEX(1)
          POSITIONS WITH                   PRINCIPAL OCCUPATIONS                 OVERSEEN BY           OTHER DIRECTORSHIPS HELD
         THE TRUST, SINCE                   DURING PAST 5 YEARS                    TRUSTEE               OUTSIDE FUND COMPLEX
----------------------------------  -----------------------------------  ---------------------------  ---------------------------
INDEPENDENT TRUSTEES

William J. Armstrong (12/04/1941);  Retired; Vice-President &                        78               None
Trustee of the Trust, since 1997.   Treasurer of Ingersoll-Rand Company
                                    (manufacturer of industrial
                                    equipment) (1972-2000)

Roland R. Eppley, Jr.               Retired                                          78               None
(04/01/1932); Trustee of Trust,
since 1997.

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                    FUND
           NAME (DOB);                                                           COMPLEX(1)
          POSITIONS WITH                   PRINCIPAL OCCUPATIONS                 OVERSEEN BY           OTHER DIRECTORSHIPS HELD
         THE TRUST, SINCE                   DURING PAST 5 YEARS                    TRUSTEE               OUTSIDE FUND COMPLEX
----------------------------------  -----------------------------------  ---------------------------  ---------------------------
Dr. Matthew Goldstein               Chancellor of the City University                78               Trustee of the Albert
(11/10/1941); Trustee of the        of New York, since September 1,                                   Einstein School of Medicine
Trust, since 2003.                  1999; President, Adelphi University                               (1998-present); Trustee of
                                    (New York) (1998-1999).                                           Bronx Lebanon Hospital
                                                                                                      Center (1992-present);
                                                                                                      Director of New Plan Excel
                                                                                                      Realty Trust, Inc (real
                                                                                                      estate investment company)
                                                                                                      (2000-present); Director of
                                                                                                      Lincoln Center Institute
                                                                                                      for the Arts in Education
                                                                                                      (1999-present); Director of
                                                                                                      Jewish Community Relations
                                                                                                      Counsel of New York, Inc
                                                                                                      (2000-present); Director of
                                                                                                      United Way of New York City
                                                                                                      (2002-present).

Ann Maynard Gray (08/22/1945);      Vice President of Capital Cities/                78               Director of Duke Energy
Trustee of the Trust, since 2001.   ABC, Inc. (communications)                                        Corporation (1997-Present)
                                    (1986-1998); President of                                         Director of Elan
                                    Diversified Publishing Group                                      Corporation, Plc
                                    (1991-1997)                                                       (pharmaceuticals)
                                                                                                      (2001-Present); Director of
                                                                                                      The Phoenix Companies
                                                                                                      (wealth management
                                                                                                      services) (2002-Present)

Matthew Healey (08/23/1937);        Retired; Chief Executive Officer of              78               None
Trustee of the Trust, since 2001.   certain J.P. Morgan Fund trusts
President of the Board of           (1982-2001)
Trustees, since 2001.

Robert J. Higgins (10/09/1945);     Director of Administration of the                78               Director of Providian
Trustee of the Trust, since 2002.   State of Rhode Island (currently);                                Financial Corp. (banking)
                                    President -- Consumer Banking and                                 (2002-Present)
                                    Investment Services Fleet Boston
                                    Financial (1971-2002)

William G. Morton, Jr.              Formerly Chairman Emeritus (March                78               Director of Radio Shack
(03/13/1937); Trustee of the        2001-October 2002), and Chairman                                  Corporation (electronics)
Trust, since 2003.                  and Chief Executive Officer, Boston                               (1987-present); Director of
                                    Stock Exchange (June 1985-March                                   the Griswold Company
                                    2001).                                                            (securities brokerage)
                                                                                                      (2002-present); Director of
                                                                                                      The National Football
                                                                                                      Foundation and College Hall
                                                                                                      of Fame (1994-present);
                                                                                                      Trustee of the Berklee
                                                                                                      College of Music
                                                                                                      (1998-present); Trustee of
                                                                                                      the Stratton Mountain
                                                                                                      School (2001-present).

Fergus Reid, III (08/12/1932);      Chairman of Lumelite Corporation                 78               Trustee of 16 Morgan
Trustee of the Trust, since 1997.   (plastics manufacturing)                                          Stanley Funds
Chairman of the Board of Trustees,  (currently); Chairman and CEO of                                  (1995-Present)
since 2001.                         Lumelite Corporation (1985-2002)

James J. Schonbachler               Retired; Managing Director of                    78               None
(01/26/1943); Trustee of the        Bankers Trust Company (financial
Trust, since 2001.                  services) (1968-1998); Group Head
                                    and Director of Bankers Trust,
                                    A.G., Zurich and BT Brokerage Corp.
                                    (financial services) (1995-1997)

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                    FUND
           NAME (DOB);                                                           COMPLEX(1)
          POSITIONS WITH                   PRINCIPAL OCCUPATIONS                 OVERSEEN BY           OTHER DIRECTORSHIPS HELD
         THE TRUST, SINCE                   DURING PAST 5 YEARS                    TRUSTEE               OUTSIDE FUND COMPLEX
----------------------------------  -----------------------------------  ---------------------------  ---------------------------
INTERESTED TRUSTEE

Leonard M. Spalding, Jr.*           Retired; Chief Executive Officer of              78               None
(07/20/1935); Trustee of the        Chase Mutual Funds (investment
Trust, since 1998.                  company) (1989-1998); President &
                                    Chief Executive Officer of Vista
                                    Capital Management (investment
                                    management) (1990-1998); Chief
                                    Investment Executive of Chase
                                    Manhattan Private Bank (investment
                                    management) (1990-1998)



(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 11 investment companies.
  * Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. ("J.P. Morgan Chase") stock.




   The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley, Reid and Higgins. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the year ended December 31, 2002. The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the Fund's portfolio securities as necessary. The Valuation Committee met once during the year ended December 31, 2002. The members of the Investment Committee are Messrs. Spalding (Chairman), Healey and Ms. Gray. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met once during the year ended December 31, 2002. The members of the Governance Committee are Messrs. Reid (Chairman), Schonbachler, Eppley and Armstrong. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by shareholders, but has no procedures in place currently for doing so. The Governance Committee met twice during the year ended
December 31, 2002.



    The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2002 in the Funds and each Trustee's aggregate ownership in any funds that the Trustee oversees in the Family of Investment Companies(1):



                                                                                   AGGREGATE
                                                                                   OWNERSHIP
                                                                                     OF ALL
                                                                                   REGISTERED
                                                                                   INVESTMENT
                                                                                   COMPANIES
                                                                                  OVERSEEN BY
                                                                                   TRUSTEE IN
                                  OWNERSHIP      OWNERSHIP      OWNERSHIP          FAMILY OF
                                     OF             OF              OF             INVESTMENT
NAME OF TRUSTEE                 EQUITY GROWTH  EQUITY INCOME  MID CAP GROWTH       COMPANIES
---------------                 -------------  -------------  --------------  --------------------
INDEPENDENT TRUSTEES
William J. Armstrong                   None           None           None        Over $100,000
Roland R. Eppley, Jr.                  None           None           None        Over $100,000
Matthew Goldstein                      None           None           None              $0
Ann Maynard Gray                       None           None           None       $10,001-$50,000
Matthew Healey                         None           None           None        Over $100,000
Robert J. Higgins                      None           None           None              $0
William G. Morton, Jr.                 None           None           None              $0
Fergus Reid, III                       None           None           None        Over $100,000
James J. Schonbachler                  None           None           None       $50,001-$100,000

                                                                                   AGGREGATE
                                                                                   OWNERSHIP
                                                                                     OF ALL
                                                                                   REGISTERED
                                                                                   INVESTMENT
                                                                                   COMPANIES
                                                                                  OVERSEEN BY
                                                                                   TRUSTEE IN
                                  OWNERSHIP      OWNERSHIP      OWNERSHIP          FAMILY OF
                                     OF             OF              OF             INVESTMENT
NAME OF TRUSTEE                 EQUITY GROWTH  EQUITY INCOME  MID CAP GROWTH       COMPANIES
---------------                 -------------  -------------  --------------  --------------------
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.               None           None           None        Over $100,000



(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes 11 investment companies.

   As of April 1, 2003, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.



    Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.



    Trustee compensation expenses paid by each of the Funds and the JPMorgan Fund Complex for the calendar year ended December 31, 2002 are set forth below:



                                            TRUSTEE COMPENSATION                   AGGREGATE
                                --------------------------------------------  TRUSTEE COMPENSATION
                                EQUITY GROWTH  EQUITY INCOME  MID CAP GROWTH       PAID FROM
NAME OF TRUSTEES                    FUND           FUND            FUND           FUND COMPLEX
----------------                -------------  -------------  --------------  --------------------
INDEPENDENT TRUSTEES
------------------------------
William J. Armstrong                $106           $ 95            $ 86             $120,000
Roland R. Eppley, Jr.               $106           $ 95            $ 86             $120,000
Matthew Goldstein                   $  0           $  0            $  0             $      0
Ann Maynard Gray                    $106           $ 95            $ 86             $120,000
Matthew Healey                      $141           $126            $115             $160,000
Robert J. Higgins                   $ 55           $ 51            $ 46             $ 70,000
William G. Morton, Jr.              $  0           $  0            $  0             $      0
Fergus Reid, III                    $221           $197            $179             $250,000
James J. Schonbachler               $106           $ 95            $ 86             $120,000
INTERESTED TRUSTEE
------------------------------
Leonard M. Spalding, Jr.            $106           $ 95            $ 86             $120,000



   The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date was the date on which the Eligible Trustee attained age 65 and completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee was entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds, and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit would exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit was payable to each Eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay eligible Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by JPMorgan Chase Bank or one of its predecessor. Messrs. Armstrong, Eppley, Reid and Spalding received $1,027,673, $800,600, $2,249,437 and $463,798 respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.



    The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the former Chase Vista Funds', the adviser, the administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death.
Messrs. Armstrong, Eppley, Reid and Spalding are the only Trustees who have elected to defer compensation under such plan.



    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.



                                    OFFICERS



    The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The officers hold office until a successor has been elected and duly qualified. The Funds have no employees.



    The names of the officers of the Funds, together with their DOB, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.



                   NAME (DOB);
               POSITIONS HELD WITH                                PRINCIPAL OCCUPATIONS
                THE FUNDS (SINCE)                                  DURING PAST 5 YEARS
--------------------------------------------------  --------------------------------------------------
George Gatch (12/21/1962);                          Managing Director, J.P. Morgan Investment
President (2001)                                    Management Inc. and J.P. Morgan Fleming Asset
                                                    Management (USA) Inc.; Head of J.P. Morgan
                                                    Fleming's U.S. Mutual Funds and Financial
                                                    Intermediaries Business ('FFI'); he has held
                                                    numerous positions throughout the firm in business
                                                    management, marketing and sales.
David Wezdenko (10/02/1963);                        Managing Director, J.P. Morgan Investment
Treasurer (2001)                                    Management Inc. and J.P. Morgan Fleming Asset
                                                    Management (USA) Inc.; Chief Operating Officer for
                                                    FFI; since joining J.P. Morgan Chase in 1996, he
                                                    has held numerous financial and operations related
                                                    positions supporting the J.P. Morgan pooling funds
                                                    business.
Sharon Weinberg (06/15/1959);                       Managing Director, J.P. Morgan Investment
Secretary (2001)                                    Management Inc. and J.P. Morgan Fleming Asset
                                                    Management (USA) Inc.; Head of Business and
                                                    Product Strategy for FFI; since joining J.P.
                                                    Morgan Chase in 1996, she has held numerous
                                                    positions throughout the asset management business
                                                    in mutual funds marketing, legal and product
                                                    development.

                   NAME (DOB);
               POSITIONS HELD WITH                                PRINCIPAL OCCUPATIONS
                THE FUNDS (SINCE)                                  DURING PAST 5 YEARS
--------------------------------------------------  --------------------------------------------------
Stephen Ungerman (06/02/1953);                      Vice President, J.P. Morgan Investment Management
Vice President and Assistant Treasurer (2001)       Inc. and J.P. Morgan Fleming Asset Management
                                                    (USA) Inc.; Business Head for Vehicle Services
                                                    Group within Fund Administration; prior to joining
                                                    J.P. Morgan Chase in 2000, he held a number of
                                                    senior management positions in Prudential
                                                    Insurance Co. of America's asset management
                                                    business, including Associate General Counsel, Tax
                                                    Director and Co-head of Fund Administration
                                                    Department; Mr. Ungerman was also the Assistant
                                                    Treasurer of all mutual funds managed by
                                                    Prudential.
Judy R. Bartlett (05/29/1965);                      Vice President and Assistant General Counsel, J.P.
Vice President and Assistant Secretary (2001)       Morgan Investment Management Inc.and J.P. Morgan
                                                    Fleming Asset Management (USA) Inc., since
                                                    September 2000; from August 1998 through
                                                    August 2000, she was an attorney at New York Life
                                                    Insurance Company where she served as Assistant
                                                    Secretary for the Mainstay Funds; from
                                                    October 1995 through July 1998, Ms. Bartlett was
                                                    an associate at the law firm of Willkie Farr &
                                                    Gallagher.
Joseph J. Bertini (11/04/1965);                     Vice President and Assistant General Counsel, J.P.
Vice President and Assistant Secretary (2001)       Morgan Investment Management Inc. and J.P. Morgan
                                                    Fleming Asset Management (USA) Inc.
Wayne H. Chan (06/27/1965);                         Vice President and Assistant General Counsel, J.P.
Vice President and Assistant Secretary (2003)       Morgan Investment Management Inc. and J.P. Morgan
                                                    Fleming Asset Management (USA) Inc., since
                                                    September 2002; prior to joining J.P. Morgan
                                                    Chase & Co., Mr. Chan was an associate at the law
                                                    firm of Shearman & Sterling from May 2001 through
                                                    September 2002; Swidler Berlin Shereff Friedman
                                                    LLP from June 1999 through May 2001 and Whitman
                                                    Breed Abbott & Morgan LLP from September 1997
                                                    through May 1999.
Thomas J. Smith (06/24/1955);                       Managing Director, Head of Compliance for J.P.
Vice President and Assistant Secretary (2002)       Morgan Chase & Co.'s asset management business in
                                                    the Americas. An employee since 1996, he
                                                    previously worked in the Investment Management --
                                                    Risk Management/Compliance group for the Chase
                                                    Manhattan Corporation.
Paul M. DeRusso (12/03/1954);                       Vice President, J.P. Morgan Investment Management
Assistant Treasurer (2001)                          Inc. and J.P. Morgan Fleming Asset Management
                                                    (USA) Inc.; Manager of the Budgeting and Expense
                                                    Group of Funds Administration Group.
Lai Ming Fung (09/08/1974);                         Associate, J.P. Morgan Investment Management Inc.
Assistant Treasurer (2001)                          and J.P. Morgan Fleming Asset Management (USA)
                                                    Inc.; Budgeting & Expense Analyst for the Funds
                                                    Administration Group. From October 1996 to
                                                    March 1999 she was Section Head in the Fund
                                                    Account Group at Morgan Stanley Dean Witter.
Mary Squires (01/08/1955);                          Vice President, J.P. Morgan Investment Management
Assistant Treasurer (2001)                          Inc. and J.P. Morgan Fleming Asset Management
                                                    (USA) Inc.; Ms. Squires has held numerous
                                                    financial and operations positions supporting the
                                                    J.P. Morgan Chase organization complex.
Nimish S. Bhatt (06/06/1963);                       Senior Vice President of Fund Administration and
Assistant Treasurer (2001)*                         Financial Services of BISYS Investment Services,
                                                    Inc. since November 2000; various positions held
                                                    within BISYS since 1996, including Senior Vice
                                                    President of Tax, Quality Assurance and
                                                    Alternative Investments.
Arthur A. Jensen (09/28/1966);                      Vice President of Financial Services of BISYS
Assistant Treasurer (2001)*                         Investment Services, Inc., since June 2001;
                                                    formerly Section Manager at Northern Trust Company
                                                    and Accounting Supervisor at Allstate Insurance
                                                    Company.
Martin R. Dean (11/27/1963);                        Vice President of Compliance of BISYS Investment
Assistant Treasurer (2001)*                         Services, Inc.
Alaina Metz (04/07/1967);                           Vice President of BISYS Investment
Assistant Secretary (2001)*                         Services, Inc.; formerly, Chief Administrative
                                                    Officer Supervisor -Blue Sky Compliance for BISYS
                                                    Investment Services, Inc.
Lisa Hurley (05/29/1955);                           Executive Vice President and General Counsel of
Assistant Secretary (2001)**                        BISYS Investment Services, Inc.; formerly Counsel
                                                    to Moore Capital Management and General Counsel to
                                                    Global Asset Management.
Ryan M. Louvar (02/19/1972);                        Counsel of Legal Services, BISYS Investment
Assistant Secretary (2003)***                       Services, Inc. since 2000; formerly Attorney at
                                                    Hill, Farrer & Burrill LLP from 1999 to 2000 and
                                                    Knapp Petersen & Clarke, PC from 1997 to 1999.



  *  The contact address for the officer is 3435 Stelzer Road, Columbus, OH
     43219.
 ** The contact address for the officer is 90 Park Avenue, New York, NY 10016. *** The contact address for the officer is 60 State Street, Suite 1300, Boston,
     MA 02109.

   As of April 1, 2003, the officers and Trustees as a group owned less than 1% of each class of shares of each Fund.


                                CODES OF ETHICS


    The Funds, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to procedures reasonably necessary to prevent Access Persons from engaging in any unlawful conduct set forth in Rule 17j-1.


                               INVESTMENT ADVISER


    Pursuant to the Investment Advisory Agreement (the "Advisory Agreement"), between the Trust on behalf of the Funds and JPMFAM (USA), JPMFAM (USA) serves as investment adviser, as discussed in the "General" section.



    Subject to the supervision of the Funds' Trustees, the Adviser makes the Funds' day-to-day investment decisions, arrange for the execution of Fund transactions and generally manage the Funds' investments. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a subsidiary of J.P. Morgan Chase. JPMFAM (USA) is registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMFAM (USA) acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors. JPMFAM (USA) is located at 522 Fifth Avenue, New York, New York 10036.



    Certain of the assets of employee benefit accounts under the Adviser's management are invested in commingled pension trust funds for which of JPMorgan Chase Bank serves as trustee.



    Under separate agreements, JPMorgan Chase Bank also provides certain financial, fund accounting and administrative services to the Trust and the Funds and shareholder services for the Trust. See "Administrator" and "Shareholder Servicing" sections.



    J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor companies, has been in business for over a century.



    The investment advisory services the Adviser provides to the Funds are not exclusive under the terms of the Advisory Agreement. The Adviser is free to and do render similar investment advisory services to others. The Adviser serves as investment adviser to personal investors and other investment companies and act as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Adviser serves as trustee. The accounts which are managed or advised by the Adviser have varying investment objectives and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of the Adviser who may also be acting in similar capacities for the Funds. See "Fund Transactions" section.



    The Funds are managed by employees of the Adviser who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Advisers or with any of their affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which execute transactions on behalf of the Funds.


    Prior to November 30, 2001, JPMFAM (USA) was party to an investment sub-advisory agreement with Symphony Asset Management, LLC ("Symphony") pursuant to which Symphony acted as the Mid Cap Growth Fund's sub-adviser. Symphony furnished an investment program for the Mid Cap Growth Fund, determined what securities and other investments to purchase, retain or sell and placed orders for the purchase and sale of these investments. Symphony made all investment decisions for the Mid Cap

Growth Fund. Services performed by Symphony also included furnishing statistical and research data, helping to prepare filings and reports for the Mid Cap Growth Fund and generally assisting JPMFAM (USA) and the Mid Cap Growth Fund's other service providers in all aspects of the administration of the Mid Cap Growth Fund. For its services, Symphony was paid a portion of the fees received by JPMFAM(USA).


    Prior to February 28, 2001, The Chase Manhattan Bank, a predecessor to JPMorgan Chase Bank, was the adviser to the Funds other than Mid Cap Growth Fund, and Chase Fleming Asset Management was the sub-adviser and handled the day to day management of the Funds.



    The table below sets forth the advisory fees paid and waived by the following Funds to the Adviser or The Chase Manhattan Bank, as applicable for the periods indicated (in thousands).



                               FISCAL           FISCAL           FISCAL
                             YEAR ENDED       YEAR ENDED       YEAR ENDED
                              12/31/00         12/31/01         12/31/02
                           ---------------  ---------------  ---------------
                            PAID/            PAID/            PAID/
                           ACCRUED  WAIVED  ACCRUED  WAIVED  ACCRUED  WAIVED
                           -------  ------  -------  ------  -------  ------
Equity Growth Fund*        $  N/A   $ N/A   $  236   $ N/A   $  470   $  (92)
Equity Income Fund          1,184     (47)     557     (37)     341      (93)



                                 PERIOD             FISCAL            PERIOD            FISCAL
                           10/29/99** THROUGH     YEAR ENDED     10/01/01 THROUGH     YEAR ENDED
                                09/30/00           09/30/01          12/31/01^         12/31/02
                           -------------------  ---------------  -----------------  ---------------
                             PAID/               PAID/            PAID/              PAID/
                            ACCRUED    WAIVED   ACCRUED  WAIVED  ACCRUED   WAIVED   ACCRUED  WAIVED
                           ---------  --------  -------  ------  --------  -------  -------  ------
Mid Cap Growth Fund          $3,236    $   --   $1,258   $  --    $  172   $   (1)  $  502   $  (91)



  * For the period August 12, 1999 through September 9, 2001, the Fund invested all of its investable assets in the Portfolio, therefore during this period the fees were paid by the Portfolio.
 **  Commencement of operations.
  ^  The fund changed its fiscal year-end from 9/30 to 12/31.




    As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Adviser under the Advisory Agreement, the Trust, on behalf of the Funds, have agreed to pay the Adviser a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund's average daily net assets.



    The Advisory Agreement provides that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreements. See the "Distributor" section. The Advisory Agreement will terminate automatically if assigned and are terminable at anytime without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund's outstanding voting securities, on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to the Trust.


                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

    The Funds' Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement or its affiliates, has approved the Advisory Agreement for each Fund.


    As part of its review of the investment advisory arrangements for the Funds, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Funds, their performance against the Funds' peers and benchmarks and analyses by the Adviser of the Funds' performance. The members of the Adviser's investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Funds. The Adviser also periodically provides comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Funds.

    In approving the Advisory Agreement, the Board of Trustees of the Funds considered the nature, quality and scope of the operations and services provided by the Adviser to each Fund, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Funds' Board of Trustees compared the terms of each Fund's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Fund. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Fund, and receive fees from each Fund for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Funds. Profitability information is not audited and represents the Adviser's determination of its and its affiliates, revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Fund relative to its peer group. The Board of Trustees also considered the performance of the Funds and the intention of the Adviser with regard to management of the Funds, including the commitment of the Adviser to provide high quality services to the Funds, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Fund.

    In reaching their decision to approve the investment advisory arrangements, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Fund concluded that the current Advisory Agreement enabled the Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Fund and its shareholders.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR



    Pursuant to an Administration Agreement (the "Administration Agreement"), JPMorgan Chase Bank is the Administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities: coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy or for any matter pertaining to the distribution of Fund Shares.


    JPMorgan Chase Bank was formed on November 10, 2001 from the merger of The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York.


    Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Fund, only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act), or by vote of a majority of such Fund's outstanding shares. The Administration Agreement is terminable without penalty by the Trust, on behalf of each Fund, on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940

Act). The Administration Agreements also provide that absent willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of duties under the agreement on the part of JPMorgan Chase Bank or its directors, officers or employees, the Trusts shall indemnify JPMorgan Chase Bank against any claims that JPMorgan Chase Bank may incur based on any omissions in connection with services rendered to the Trusts under the Administration Agreements.


    In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of the average daily net assets in excess of $25 billion. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund any reduction of fees. JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.


    Prior to September 10, 2001, pursuant to an administration agreement with the Trust on behalf of Funds, dated August 31,1996, a predecessor to JPMorgan Chase Bank served as the Funds' administrator. For its services under these administration agreements, the administrator received 0.10% of the average daily net assets of such Funds.



    The table below sets forth the administration fees paid or accrued by the Funds (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated.



                               FISCAL           FISCAL           FISCAL
                             YEAR ENDED       YEAR ENDED       YEAR ENDED
                              12/31/00         12/31/01         12/31/02
                           ---------------  ---------------  ---------------
                            PAID/            PAID/            PAID/
                           ACCRUED  WAIVED  ACCRUED  WAIVED  ACCRUED  WAIVED
                           -------  ------  -------  ------  -------  ------
Equity Growth Fund          $ 173   $  --    $ 148   $ (25)   $ 141   $ (47)
Equity Income Fund            158      --      147     (18)     128     (54)



                                PERIOD            FISCAL            PERIOD            FISCAL
                           10/29/99* THROUGH    YEAR ENDED     10/01/01 THROUGH     YEAR ENDED
                               09/30/00          09/30/01          12/31/01^         12/31/02
                           -----------------  ---------------  -----------------  ---------------
                            PAID/              PAID/            PAID/              PAID/
                           ACCRUED   WAIVED   ACCRUED  WAIVED  ACCRUED   WAIVED   ACCRUED  WAIVED
                           --------  -------  -------  ------  --------  -------  -------  ------
Mid Cap Growth Fund**         N/A       N/A      N/A     N/A      N/A       N/A    $ 116   $(116)



  *  Commencement of operations.
 ** The Mid Cap Growth Fund did not pay out any administration fees before December 31, 2001.
  ^  The fund changed its fiscal year-end from 9/30 to 12/31.




    The table below sets forth for Equity Growth Fund and Equity Income Fund the sub-administration fees paid and waived the amount in parentheses to the Distributor under a prior arrangement which terminated on September 9, 2001 for the fiscal periods indicated (in thousands):



                                                       FOR THE FISCAL
                                                       PERIOD 1/01/01
                                 FISCAL YEAR ENDED     THROUGH 9/09/01
                                     12/31/00        -------------------
                                -------------------   PAID
                                PAYABLE    WAIVED    ACCRUED    WAIVED
                                -------  ----------  -------  ----------
Equity Growth Fund               $173    $      --     $66    $       (8)
Equity Income Fund                 79           --     $44            --

   Prior to February 28, 2001, PFPC Inc. ("PFPC") served as the administrator and fund accountant and handled dividend disbursing for the Mid Cap Growth Fund. Under this prior arrangement, PFPC was paid or accrued the following administrative fees for the fiscal periods indicated (in thousands):



                                  FOR THE FISCAL
                                 PERIOD 10/29/99**    FISCAL YEAR ENDED
                                 THROUGH 09/30/00         09/30/01
                                -------------------  -------------------
                                 PAID                 PAID
                                ACCRUED    WAIVED    ACCRUED    WAIVED
                                -------  ----------  -------  ----------
Mid Cap Growth Fund              $450    $      --    $222    $       --



 **  Commencement of operations.

                             SHAREHOLDER SERVICING



    The Trust on behalf of each of the Funds have entered into Shareholder Servicing Agreement, which enables the Funds may obtain the services of one or more Shareholder Servicing Agents including JPMorgan Chase Bank. Under the agreement, the Shareholder Servicing Agents are responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund Shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records, transmitting or assisting in processing purchase and redemption orders and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund Shares; providing other related services; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Funds, proxy statements, annual reports, updated Prospectuses and other communications to shareholders of the Funds; receiving and transmitting to the Funds proxies executed by shareholders with respect to meetings of shareholders of the Funds; and providing such other related services as the Funds or a shareholder may request. Shareholder Servicing Agents may be required to register pursuant to state securities law. Shareholder Servicing Agents may subcontract with parties for the provision of shareholder support services.



    Under the Shareholder Servicing Agreement, each Fund has agreed to pay the JPMorgan Chase Bank for these services a fee at the following annual rates (expressed as a percentage of the average daily NAV of Fund Shares owned by or for shareholders). JPMorgan Chase Bank may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreements with respect to each Fund on a month-to-month basis.



Select Class, Class A, Class B and Class C Shares   0.25%
Institutional Class Shares                          0.10%



    Prior to March 23, 2001, the Mid Cap Growth Fund had adopted an Administrative Services Plan, which among other things, provided that the Fund might obtain services of one or more shareholder servicing agents. For their services, the shareholder servicing agents received a fee that was computed daily and paid monthly at an annual rate equal to 0.10% of daily net assets.

    The table below sets forth the shareholder servicing fees paid or accrued under prior arrangements and under the current arrangement by each Fund to JPMorgan Chase Bank or its predecessor and voluntarily waived the amounts in parentheses for the fiscal periods indicated (in thousands):



                                       FISCAL                FISCAL
                                     YEAR ENDED            YEAR ENDED
                                     12/31/01*              12/31/02
                                --------------------  --------------------
                                PAID/ACCRUED  WAIVED  PAID/ACCRUED  WAIVED
                                ------------  ------  ------------  ------
Equity Growth Fund
    Class A Shares                  $ 79       $(24)      $ 57       $(45)
    Class B Shares                    37        (11)        29        (23)
    Class C Shares                     6         (2)         4         (3)
    Select Class Shares              266        (17)       145         --
Equity Income Fund
    Class A Shares                    71        (68)        50        (15)
    Class B Shares                    34        (32)        27        (27)
    Class C Shares                     9         (8)         8         (8)
    Select Class Shares              170         (6)       128         --



                               PERIOD
                             10/29/99**         FISCAL            PERIOD            FISCAL
                               THROUGH        YEAR ENDED     10/01/01 THROUGH     YEAR ENDED
                              09/30/00         09/30/01          12/31/01^         12/31/02
                           ---------------  ---------------  -----------------  ---------------
                            PAID/            PAID/            PAID/              PAID/
                           ACCRUED  WAIVED  ACCRUED  WAIVED  ACCRUED   WAIVED   ACCRUED  WAIVED
                           -------  ------  -------  ------  --------  -------  -------  ------
Mid Cap Growth Fund
    A Shares                $443       --    $106       --       --       --       --       --
    B Shares                  --       --      --       --       --       --       --       --



  * Prior to 2/16/01 the funds did not have shareholder servicing fees. ** Commencement of operations.
  ^  The fund changed its fiscal year-end from 9/30 to 12/31.




For the fiscal period October 1, 2001 through December 31, 2001, the Mid Cap Growth Fund did not pay or accrue expenses under the Shareholder Servicing Agreement.


                                  DISTRIBUTOR


    The Distributor serves as the Trust's exclusive distributor. The Distributor holds itself available to receive purchase orders for each Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, the Distributor receives no compensation in its capacity as the Distributor. The Distributor is a wholly owned, indirect subsidiary of The BISYS Group, Inc.



    The Distribution Agreement shall continue in effect with respect to the Fund for a period of two years after execution and from year to year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of each Fund's outstanding shares. The principal offices of the Distributor are located at 522 Fifth Avenue, New York, New York 10036.



                               DISTRIBUTION PLAN



    The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of the Class A, B and C shares of the Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the relevant Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of Shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of a Fund may also benefit the Fund's other Shares and other JPMorgan Funds. Anticipated benefits to the Fund that may result from the adoption of the distribution plan are economic advantages achieved through economies of scale and enhanced viability if the Fund accumulates a critical mass.



    Class A shares of the Funds, other than the Mid Cap Growth Fund, pay a Distribution Fee of up to 0.25% of average daily net assets. Class B shares of the Funds, other than the Mid Cap Growth Fund, and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. Class A shares and Class B shares of Mid Cap Growth Fund pay a Distribution Fee of up to 0.30% and 1.00%, respectively, of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C shares of the Funds of up to 4.00% and 1.00%, respectively, of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.



    No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.



    Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average NAVs of Class A shares, or 0.25% annualized of the average of the NAV of the Class B shares, or 0.75% annualized of the average net assets value of the Class C shares, maintained in a Fund by such broker-dealers' customers. Since the Distribution Fee is not directly tied to expenses, the amount of a Distribution Fee paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C shares of the Funds, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B and Class C shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. However, the shares are not liable for any distribution-related expenses incurred in excess of the Distribution Fee paid. In determining whether to purchase Class B shares of the Funds, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B shares.


    Each class of shares are entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

    The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees").

    The Distribution Plan requires that the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to any class of a Fund, by vote of a majority of the outstanding voting shares of such class of a Fund to which it applies. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of its affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.


    Expenses paid by the Distributor related to the distribution of each Fund's shares under the Distribution Plan:



                                     EQUITY GROWTH FUND  EQUITY INCOME FUND  MID CAP GROWTH FUND
                                     ------------------  ------------------  -------------------
Advertising and Sales Literature          $   753             $   713             $  1,619
B share financing charges                  80,579              70,639               36,239
Compensation to dealers                    70,283              98,587              164,944
Compensation to sales personnel             3,258               3,180                7,196
Equipment, supplies and other               1,713               1,580                3,627
Printing, production and mailing of
  prospectuses to other than
  shareholders                              2,535               2,502               13,326



                                   CUSTODIAN



    Pursuant to the Global Custody Agreement with JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, dated September 7, 2001, JPMorgan Chase Bank serves as each Fund's custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Adviser.



    For fund accounting services, the Funds pay to JPMorgan Chase Bank the higher of a) each Fund's pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. equity funds of 0.012% of the first
$10 billion, 0.005% on the next $10 billion, 0.004% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. equity fund is $20,000.



    In addition there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.



    For custodian services, each Fund pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).



    JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.



                                 TRANSFER AGENT



    The Trust has entered into a Transfer Agency Agreement with DST, pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.



                            FINANCIAL PROFESSIONALS



    The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.



    Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and not be remitted to a Fund or JPMorgan Chase Bank.



    Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's NAV next calculated after they are so accepted.


                            INDEPENDENT ACCOUNTANTS


    The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.


                              GENERAL INFORMATION

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    J.P. Morgan Mutual Fund Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on September 23, 1997. The Trust currently consists of 6 series of shares of beneficial interest, par value $.001 per share. With respect to all of its Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


    The classes of shares have several different attributes relating to expenses, as described herein and in the Prospectuses. In addition to such differences, expenses borne by each class of a Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class A shares than on Select Class shares. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

    Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

    The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


                               PRINCIPAL HOLDERS



    As of March 31, 2003, the following persons owned of record, or were known by the Trust to own beneficially own 5% or more of the outstanding shares of any class of the Funds:



FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER       PERCENTAGE HELD
------------------------                  ----------------------------------------  ---------------
EQUITY GROWTH FUND -- CLASS A SHARES      CHARLES SCHWAB & CO INC                           20.12%
                                          REINVEST ACCOUNT
                                          ATTN MUTUAL FUNDS DEPT
                                          101 MONTGOMERY STREET
                                          SAN FRANCISCO CA 94104-4122

                                          NFSC FBO # BW 1-418285                             5.44%
                                          DOUG HOUSER
                                          4301 UNIVERSITY BLVD
                                          DALLAS TX 75205-1636

EQUITY GROWTH FUND -- CLASS B SHARES      MLPF&S                                             8.24%
                                          SEC# 97FB8
                                          4800 DEER LAKE DRIVE EAST 2ND FLR
                                          JACKSONVILLE FL 32246-6484

EQUITY GROWTH FUND -- CLASS C SHARES      MLPF&S FOR THE SOLE BENEFIT OF                    41.88%
                                          ITS CUSTOMERS
                                          SEC# 97TR2
                                          4800 DEER LAKE DR EAST 2ND FL
                                          JACKSONVILLE FL 32246-6484

EQUITY GROWTH FUND -- SELECT              TRULIN & CO                                       37.41%
  CLASS SHARES                            C/O JPMORGAN CHASE BANK
                                          ATTN MUTUAL FDS
                                          PO BOX 31412
                                          ROCHESTER NY 14603-1412

                                          HAMILL & CO FBO CHASE BANK OF TEXAS               34.25%
                                          NA ATTN MUTUAL FUND UNIT 16HCBO9
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558

                                          JUPITER & CO CUST                                  8.45%
                                          FBO INVESTORS BANK & TRUST CO
                                          PO BOX 9130 FPG90
                                          BOSTON MA 02117-9130

                                          WELLS FARGO BANK MINNESOTA NA FBO                  5.53%
                                          OMNIBUS REINVEST REINVEST
                                          PO BOX 1533
                                          MINNEAPOLIS MN 55480-1533



                              FINANCIAL STATEMENTS



    The following financial statements and the reports thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to the Funds' December 31, 2002 annual report filing made with the SEC on March 5, 2003 (0001047469-03-007728) pursuant to Section 30(b) of the 1940 Act and
Rule 30b2-1 thereunder.

                                   APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES

    FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. government. These bonds are not guaranteed by the U.S. government.

    MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. government are guaranteed by the U.S. government.

    FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. government.

    FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. government and are guaranteed by the U.S. government.

    FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. government and are guaranteed by the U.S. government.

    GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. government obligations may be purchased at a discount from face value.

    FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. government.

    GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. government and are guaranteed by the U.S. government.

    NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. government.

    PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. government, the payment of which is secured by the U.S. government.

    PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U.S. government.

    SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. government.

    WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. government.

    FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. government.

    FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. government.

    STUDENT LOAN MARKETING ASSOCIATION ("SALLIE MAE") NOTES AND BONDS--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. government.

    D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. government.

    EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. government.

    In the case of securities not backed by the "full faith and credit" of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitments.

    Investments may also be made in obligations of U.S. government agencies or instrumentalities other than those listed above.

                                   APPENDIX B
                             DESCRIPTION OF RATINGS

    A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

MOODY'S INVESTORS SERVICES' CORPORATE BOND RATINGS

    Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

    Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree.

    Such issues are often in default or have other marked shortcomings.

    C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

             STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS

    AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

    AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

    A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

    BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CI--Bonds rated "CI" are income bonds on which no interest is being paid.

    D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

              MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS

    PRIME-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    PRIME-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

            STANDARD & POOR'S RATING GROUP COMMERCIAL PAPER RATINGS

    A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

    A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                               FITCH BOND RATINGS

    AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

    A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

                            FITCH SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposits, medium-term notes, and municipal and investment notes.

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch's short-term ratings are as follows:

    F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

    F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

    LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

    Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

    After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI.

                          PART C - OTHER INFORMATION


Item 23.         Exhibits
(a)(1)   Declaration of Trust. (1)

(a)(2)   Amendment No. 2 to Declaration of Trust, filed herewith.

(a)(3)   Amendment No. 3 to Declaration of Trust, filed herewith.

(b)      By-Laws. (1)

(c)      Not applicable.

(d)      Form of Investment Advisory Agreement. (1)

(e)      Form of Distribution Agreement. (3)

(f)      Not applicable.

(g)(1) Form of Custodian Services Agreement dated September 7, 2001, filed herewith.

(g)(2)   Fee Schedule for Custodian Agreement, filed herewith.

(h)1 Form of Administration Agreement dated September 7, 2001, filed herewith.

(h)2     Form of Transfer Agency Agreement.(1)

                                     C-1

(i) Opinion and consent of counsel as to the legality of the securities being registered. (1)

(j)      Consent of independent accountants. Filed herewith.

(k)      Omitted Financial Statements. Financial Statements omitted from
         Item 22.

(l)      Not applicable.

(m)(1) Form of Mutual Fund Investment Trust - Class A Shares Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing
         Assistance.(3)

(m)2     Form of Class "B" Share Distribution Plan of Mutual Fund Investment
         Trust.(3)

(n)      Form of Rule 18f-3 Multi-Class Plan.(3)

(o)      Reserved.

p(1)     Code of Ethics for Funds. Filed herewith.

p(2)     Code of Ethics of J.P. Morgan Fund Distributors, Inc. Filed herewith.

p(3)     Code of Ethics of Adviser. Filed herewith.

(99)(a)  Powers of Attorney for: William J. Armstrong, Roland R. Eppley, Jr.,
George Gatch, Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J.
Schonbachler, Leonard M. Spalding, H. Richard Vartabedian and David
Wezdenko.(3)

(99)(b)  Power of Attorney for:  Robert J. Higgins. Filed herewith.

(99)(c) Power of Attorney for: William G. Morton, Jr. Filed herewith.

(99)(d) Power of Attorney for: Dr. Matthew Goldstein. Filed herewith.

-----------------------

(1) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 30, 1997. (Accession Number 0000889812-97-002757).

(2) Filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on July 27, 2001. (Accession Number 0000912057-01-525404).

(3) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 7, 2001. (Accession Number
0000912057-01-531610).

(4) Filed as an exhibit to Post-Effective No. 38 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on November 30, 2001. (Accession Number
0000912057-01-541619).

Item 24.         Persons Controlled by or Under Common Control with the Fund.

Inapplicable.


Item 25.         Indemnification

Sections 10.2 and 10.4 of the Amended and Restated Declaration of Trust, filed as Exhibit 1, are incorporated herein by reference. Section 10.2 contains provisions limiting the liabilities of members of the Supervisory Committee and
Section 10.4 contains provisions for indemnification of the Trustee, members of the Supervisory Committee and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust and the Trustee pursuant to the foregoing provisions or otherwise, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer, or controlling person of the Trust and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Trust by such director, officer or controlling person or the Trustee in connection with the Units being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.         Business and Other Connections of Investment Adviser

The business of the Adviser is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

Item 27.          Principal Underwriters.

         (a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

         J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan
Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

         J.P. Morgan Fleming Mutual Fund Group, Inc.
         J.P. Morgan Funds
         J.P. Morgan Institutional Funds
         J.P. Morgan Series Trust
         J.P. Morgan Series Trust II
         J.P. Morgan Mutual Fund Group
         J.P. Morgan Mutual Fund Select Group
         J.P. Morgan Mutual Fund Select Trust
         J.P. Morgan Mutual Fund Trust
         Mutual Fund Variable Annuity Trust
         Growth and Income Portfolio
         JPMorgan Value Opportunities Fund, Inc.
         J.P. Morgan Series Trust
         J.P. Morgan Mutual Fund Series

         (b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.


                                          Position and Offices                    Position and Offices
Name and Address                          with Distributor                        with the Registrant
-----------------                         --------------------                    --------------------
Lynn J. Mangum                            Director                                None
90 Park Avenue
New York, NY 10016

Charles Linn Booth                        Vice President/Assistant Compliance     None
3435 Stelzer Road                          Officer
Columbus, OH 43219

Dennis Sheehan                            Director                                None
90 Park Avenue
New York, NY 10016

Kevin J. Dell                             Secretary                               None
90 Park Avenue
New York, NY 10016

Edward S. Forman                          Assistant Secretary                     None
90 Park Avenue
New York, NY 10016

Robert A. Bucher                          Financial Operations Officer            None
90 Park Avenue
New York, NY 10016

Richard F. Froio                          Vice President/Chief Compliance         None
60 State Street                            Officer
Boston, MA 02109

William J. Tomko                          President                               None
3435 Stelzer Road
Columbus, OH 43219

Item 28.         Location of Accounts and Records


Accounts and other documents are maintained at the offices of the Registrant.


Item 29.  Management Services.

Inapplicable.


Item 30.  Undertakings

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
                 Section 16(c) of the 1940 Act.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 30th day of April, 2003.

                          J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

                          By: /s/ George Gatch
                             --------------------------
                             George Gatch
                             President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 30, 2003.



               *                     Chairman and Trustee
-------------------------------
       Fergus Reid, III

               *                     Trustee
-------------------------------
     William J. Armstrong

               *                     Trustee
-------------------------------
     Roland R. Eppley, Jr.

               *                     Trustee
-------------------------------
     Matthew Healey

               *                     Trustee
-------------------------------
       Ann Maynard Gray

               *                     Trustee
-------------------------------
    James J. Schonbachler

               *                     Trustee
-------------------------------
   Leonard M. Spalding, Jr.

               *                     Trustee
-------------------------------
    Robert J. Higgins

               *                     Trustee
---------------------------
   William G. Morton, Jr.

               *                     Trustee
---------------------------
   Dr. Matthew Goldstein

*By:  /s/ David Wezdenko
    ---------------------------
        David Wezdenko
        Attorney-in-Fact

                              INDEX TO EXHIBITS

Exhibit No.           Description of Exhibits
------------          ------------------------

(a)(2)                Amendment No. 2 to Declaration of Trust.
(a)(3)                Amendment No. 3 to Declaration of Trust.
(g)(1)                Form of Custodian Agreement dated September 7, 2001.
(g)(2)                Fee Schedule dated July, 2002 for Custodian Agreement.
(h)(1)                Form of Administration Agreement dated September 7, 2001.
(j)                   PricewaterhouseCoopers Consent of Independent Accountant.
p(1)                  Code of Ethics for Funds.
p(2)                  Code of Ethics of J.P. Morgan Fund Distributors, Inc.
p(3)                  Code of Ethics of Adviser.
(99)(b)               Power of Attorney for:  Robert J. Higgins.
(99)(c)               Power of Attorney for: William G. Morton, Jr.
(99)(d)               Power of Attorney for: Dr. Matthew Goldstein.